UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Mid-Cap Growth Fund Investor Shares - VMGRX

Selected Value Fund Investor Shares - VASVX

Emerging Markets Government Bond Index Fund ETF Shares - VWOB

Emerging Markets Government Bond Index Fund Admiral™ Shares - VGAVX

Emerging Markets Government Bond Index Fund Institutional Shares - VGIVX

Global Minimum Volatility Fund Investor Shares - VMVFX

Global Minimum Volatility Fund Admiral™ Shares - VMNVX

International Dividend Appreciation Index Fund ETF Shares - VIGI

International Dividend Appreciation Index Fund Admiral™ Shares - VIAAX

International High Dividend Yield Index Fund ETF Shares - VYMI

International High Dividend Yield Index Fund Admiral™ Shares - VIHAX

International Dividend Growth Fund Investor Shares - VIDGX

Vanguard Mid-Cap Growth Fund

Investor Shares (VMGRX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Growth Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$2,827
Number of Portfolio Holdings	49
Portfolio Turnover Rate	81%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	13.6%
Consumer Discretionary	19.3%
Energy	3.1%
Financials	5.2%
Health Care	6.8%
Industrials	22.9%
Information Technology	24.7%
Real Estate	1.3%
Utilities	2.0%
Other Assets and Liabilities—Net	1.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR301

Vanguard Selected Value Fund

Investor Shares (VASVX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Selected Value Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$6,598
Number of Portfolio Holdings	126
Portfolio Turnover Rate	15%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	1.8%
Consumer Discretionary	13.9%
Consumer Staples	3.9%
Energy	3.3%
Financials	27.7%
Health Care	8.9%
Industrials	18.1%
Information Technology	5.0%
Materials	9.0%
Real Estate	5.0%
Other Assets and Liabilities—Net	3.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR934

Vanguard Emerging Markets Government Bond Index Fund

ETF Shares (VWOB) Nasdaq

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$6,478
Number of Portfolio Holdings	918
Portfolio Turnover Rate	14%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	9.0%
Asia	46.6%
Europe	7.3%
North America	17.6%
Oceania	0.0%
South America	17.7%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3820

Vanguard Emerging Markets Government Bond Index Fund

Admiral™ Shares (VGAVX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$6,478
Number of Portfolio Holdings	918
Portfolio Turnover Rate	14%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	9.0%
Asia	46.6%
Europe	7.3%
North America	17.6%
Oceania	0.0%
South America	17.7%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR520

Vanguard Emerging Markets Government Bond Index Fund

Institutional Shares (VGIVX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$6,478
Number of Portfolio Holdings	918
Portfolio Turnover Rate	14%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	9.0%
Asia	46.6%
Europe	7.3%
North America	17.6%
Oceania	0.0%
South America	17.7%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR2020

Vanguard Global Minimum Volatility Fund

Investor Shares (VMVFX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,994
Number of Portfolio Holdings	252
Portfolio Turnover Rate	9%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Asia	17.3%
Europe	16.2%
North America	61.1%
Oceania	3.4%
South America	1.2%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1194

Vanguard Global Minimum Volatility Fund

Admiral™ Shares (VMNVX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,994
Number of Portfolio Holdings	252
Portfolio Turnover Rate	9%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Asia	17.3%
Europe	16.2%
North America	61.1%
Oceania	3.4%
South America	1.2%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR594

Vanguard International Dividend Appreciation Index Fund

ETF Shares (VIGI) Nasdaq

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$9,146
Number of Portfolio Holdings	384
Portfolio Turnover Rate	17%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	36.8%
Europe	37.4%
North America	23.3%
Oceania	1.5%
South America	0.0%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4415

Vanguard International Dividend Appreciation Index Fund

Admiral™ Shares (VIAAX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$9,146
Number of Portfolio Holdings	384
Portfolio Turnover Rate	17%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	36.8%
Europe	37.4%
North America	23.3%
Oceania	1.5%
South America	0.0%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR515

Vanguard International High Dividend Yield Index Fund

ETF Shares (VYMI) Nasdaq

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$19,987
Number of Portfolio Holdings	1,609
Portfolio Turnover Rate	10%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.3%
Asia	34.0%
Europe	43.9%
North America	9.8%
Oceania	7.5%
South America	2.7%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4430

Vanguard International High Dividend Yield Index Fund

Admiral™ Shares (VIHAX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$19,987
Number of Portfolio Holdings	1,609
Portfolio Turnover Rate	10%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.3%
Asia	34.0%
Europe	43.9%
North America	9.8%
Oceania	7.5%
South America	2.7%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR530

Vanguard International Dividend Growth Fund

Investor Shares (VIDGX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard International Dividend Growth Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$128
Number of Portfolio Holdings	49
Portfolio Turnover Rate	19%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Asia	21.7%
Europe	62.8%
North America	12.9%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

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800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard Mid-Cap Growth Fund

Contents
Financial Statements	1

Mid-Cap Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Communication Services (13.6%)
*,1	Live Nation Entertainment Inc.	561,020	88,607
*	Spotify Technology SA	181,523	81,059
*	Roku Inc.	646,170	75,318
	TKO Group Holdings Inc.	396,986	73,875
*	Reddit Inc. Class A	443,779	65,338
			384,197
Consumer Discretionary (19.3%)
*	DoorDash Inc. Class A	472,044	79,610
*	Coupang Inc.	3,768,030	75,285
	Wyndham Hotels & Resorts Inc.	826,191	67,235
	Royal Caribbean Cruises Ltd.	240,432	63,416
	Wingstop Inc.	361,627	59,329
*	Chipotle Mexican Grill Inc.	1,701,142	57,822
	Starbucks Corp.	490,374	51,651
*	Carvana Co.	127,589	50,500
*	Norwegian Cruise Line Holdings Ltd.	2,224,138	40,435
			545,283
Energy (3.1%)
	Targa Resources Corp.	197,951	51,483
	Valero Energy Corp.	140,730	35,546
			87,029
Financials (5.2%)
*	Affirm Holdings Inc.	1,177,702	75,703
	FirstCash Holdings Inc.	205,309	44,802
*	SoFi Technologies Inc.	1,596,411	25,702
			146,207
Health Care (6.8%)
	Cencora Inc.	212,191	65,357
*	IDEXX Laboratories Inc.	64,140	35,970
*	Alnylam Pharmaceuticals Inc.	93,970	29,083
*	Insmed Inc.	172,562	23,525
*	Alphatec Holdings Inc.	2,231,546	21,780
*	Insulet Corp.	106,562	18,343
			194,058
Industrials (22.9%)
*	Bloom Energy Corp. Class A	342,969	97,184
	Howmet Aerospace Inc.	328,555	79,852
	Westinghouse Air Brake Technologies Corp.	255,615	68,988
*	Uber Technologies Inc.	924,315	68,963
*	Rocket Lab Corp.	749,146	61,812
	EMCOR Group Inc.	68,000	60,634
	FTAI Aviation Ltd.	233,837	58,382
*	Grab Holdings Ltd. Class A	14,119,413	53,936
	Rollins Inc.	944,075	52,613
	BWX Technologies Inc.	210,858	45,628
			647,992
Information Technology (24.7%)
[1]	AIXTRON SE	1,770,695	97,838
*	Semtech Corp.	744,777	78,239
*	Lumentum Holdings Inc.	81,384	73,435
*	Palo Alto Networks Inc.	409,284	73,393
	MKS Inc.	257,599	73,094
*	Varonis Systems Inc.	2,760,914	72,612
*	MongoDB Inc.	265,799	66,670
*	Q2 Holdings Inc.	1,229,268	62,385
*	Cloudflare Inc. Class A	292,386	59,930
*,1	Ondas Inc.	3,403,519	34,171
1

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
*,2	CyberArk Software Ltd.	151,860	6,834
			698,601
Real Estate (1.3%)
*	CoStar Group Inc.	1,032,488	35,734
Utilities (2.0%)
*	Talen Energy Corp.	156,584	58,315
Total Common Stocks (Cost $2,820,289)			2,797,416
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[3,4]	Vanguard Market Liquidity Fund, 3.685% (Cost $112,609)	1,126,199	112,609
Total Investments (102.9%) (Cost $2,932,898)			2,910,025
Other Assets and Liabilities—Net (-2.9%)			(82,654)
Net Assets (100%)			2,827,371
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $71,831.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $80,589 was received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Mid-Cap Growth Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,820,289)	2,797,416
Affiliated Issuers (Cost $112,609)	112,609
Total Investments in Securities	2,910,025
Investment in Vanguard	62
Receivables for Accrued Income	353
Receivables for Capital Shares Issued	278
Total Assets	2,910,718
Liabilities
Payables for Investment Securities Purchased	157
Collateral for Securities on Loan	80,589
Payables to Investment Advisor	1,005
Payables for Capital Shares Redeemed	1,362
Payables to Vanguard	234
Total Liabilities	83,347
Net Assets	2,827,371
1 Includes $71,831 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	2,561,090
Total Distributable Earnings (Loss)	266,281
Net Assets	2,827,371

Net Assets
Applicable to 118,117,811 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,827,371
Net Asset Value Per Share	$23.94

See accompanying Notes, which are an integral part of the Financial Statements.
3

Mid-Cap Growth Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	5,081
Interest[2]	840
Securities Lending—Net	1
Total Income	5,922
Expenses
Investment Advisory Fees—Note B	2,578
The Vanguard Group—Note C
Management and Administrative	2,745
Marketing and Distribution	87
Custodian Fees	7
Shareholders’ Reports	51
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	5,477
Expenses Paid Indirectly	(14)
Fees Waived/Expenses Reimbursed—Note B	(660)
Net Expenses	4,803
Net Investment Income	1,119
Realized Net Gain (Loss)
Investment Securities Sold[2]	293,776
Futures Contracts	(393)
Foreign Currencies	(18)
Realized Net Gain (Loss)	293,365
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(430,126)
Futures Contracts	77
Change in Unrealized Appreciation (Depreciation)	(430,049)
Net Increase (Decrease) in Net Assets Resulting from Operations	(135,565)
1	Dividends are net of foreign withholding taxes of $17.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $790, ($4), and ($7), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Mid-Cap Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,119	8,041
Realized Net Gain (Loss)	293,365	792,151
Change in Unrealized Appreciation (Depreciation)	(430,049)	(378,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	(135,565)	421,598
Distributions
Total Distributions	(469,872)	(55,892)
Capital Share Transactions
Issued	197,984	361,542
Issued in Lieu of Cash Distributions	441,053	52,603
Redeemed	(321,857)	(706,586)
Net Increase (Decrease) from Capital Share Transactions	317,180	(292,441)
Total Increase (Decrease)	(288,257)	73,265
Net Assets
Beginning of Period	3,115,628	3,042,363
End of Period	2,827,371	3,115,628

See accompanying Notes, which are an integral part of the Financial Statements.
5

Mid-Cap Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.55	$26.21	$19.38	$19.24	$38.72	$29.89
Investment Operations
Net Investment Income (Loss)[1]	.010	.072	.090	.076	.031	(.013)
Net Realized and Unrealized Gain (Loss) on Investments	(1.211)	3.753	6.831	.113	(10.190)	10.957
Total from Investment Operations	(1.201)	3.825	6.921	.189	(10.159)	10.944
Distributions
Dividends from Net Investment Income	(.058)	(.485)	(.091)	(.049)	(.005)	(.051)
Distributions from Realized Capital Gains	(4.351)	—	—	—	(9.316)	(2.063)
Total Distributions	(4.409)	(.485)	(.091)	(.049)	(9.321)	(2.114)
Net Asset Value, End of Period	$23.94	$29.55	$26.21	$19.38	$19.24	$38.72
Total Return[2]	-4.36%	14.77%	35.77%	0.99%	-32.22%	37.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,827	$3,116	$3,042	$2,530	$2,956	$5,290
Ratio of Total Expenses to Average Net Assets	0.33%[3]	0.32%[3,4]	0.33%[3,4]	0.37%[3,4]	0.35%[3,4]	0.33%[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%	0.26%	0.37%	0.37%	0.14%	(0.04%)
Portfolio Turnover Rate	81%	128%[5]	69%	87%	71%	98%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.32%, 0.33%, 0.37%, and 0.35%, respectively.
4	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.07%), (0.02%), (0.05%), and (0.06%), respectively.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Growth Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open futures contracts at April 30, 2026.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and
7

Mid-Cap Growth Fund
Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Tremblant Advisors LP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Tremblant Advisors LP beginning December 1, 2026, the basic fee will be subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index since November 30, 2025. For the six months ended April 30, 2026, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets.
Effective November 2025, Tremblant Advisors LP agreed to temporarily waive a percentage of their basic fee for a period of one year. For the six months ended April 30, 2026, the fund’s basic fees were reduced by $660,000 (an effective annual rate of 0.05% of the fund’s average net assets); the fund is not obligated to repay this amount to Tremblant Advisors LP.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $62,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2026, these arrangements reduced the fund’s expenses by $14,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,692,744	97,838	6,834	2,797,416
Temporary Cash Investments	112,609	—	—	112,609
Total	2,805,353	97,838	6,834	2,910,025
8

Mid-Cap Growth Fund
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,945,369
Gross Unrealized Appreciation	351,812
Gross Unrealized Depreciation	(387,156)
Net Unrealized Appreciation (Depreciation)	(35,344)
G.	During the six months ended April 30, 2026, the fund purchased $2,327,828,000 of investment securities and sold $2,461,148,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	7,535	12,697
Issued in Lieu of Cash Distributions	18,061	1,947
Redeemed	(12,903)	(25,309)
Net Increase (Decrease) in Shares Outstanding	12,693	(10,665)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q3012 062026
9

Financial Statements
For the six-months ended April 30, 2026
Vanguard Selected Value Fund

Contents
Financial Statements	1

Selected Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.6%)
Communication Services (1.8%)
	Omnicom Group Inc.	823,370	63,169
	Warner Music Group Corp. Class A	1,855,030	52,442
			115,611
Consumer Discretionary (13.9%)
	LKQ Corp.	3,570,098	112,744
	Advance Auto Parts Inc.	1,719,974	102,356
	Gildan Activewear Inc.	1,493,203	92,564
	Magna International Inc.	1,360,941	86,651
	Lear Corp.	545,377	69,334
	PVH Corp.	621,727	56,851
*	Taylor Morrison Home Corp.	911,143	55,343
*	Valvoline Inc.	1,643,472	54,612
	Harley-Davidson Inc.	2,211,318	52,828
*	M/I Homes Inc.	398,370	52,382
	Aramark	1,145,710	52,347
	Lithia Motors Inc.	169,280	49,111
	Hasbro Inc.	391,926	37,562
*	Mohawk Industries Inc.	239,600	25,292
	Newell Brands Inc.	4,134,510	16,869
			916,846
Consumer Staples (3.9%)
	Tyson Foods Inc. Class A	1,106,043	70,864
	Dollar General Corp.	512,261	59,361
	Spectrum Brands Holdings Inc.	657,142	54,280
	Ingredion Inc.	349,168	39,016
	Kraft Heinz Co.	1,499,262	33,973
			257,494
Energy (3.3%)
	Occidental Petroleum Corp.	1,075,220	65,137
	SM Energy Co.	1,854,403	57,542
	NOV Inc.	2,754,742	56,362
	EOG Resources Inc.	289,030	40,629
			219,670
Financials (27.7%)
	Corebridge Financial Inc.	4,335,501	119,400
	White Mountains Insurance Group Ltd.	39,238	87,579
	Globe Life Inc.	534,714	82,506
	Fifth Third Bancorp	1,508,750	76,584
	Voya Financial Inc.	899,568	73,729
	Fidelity National Financial Inc.	1,397,947	73,113
	Everest Group Ltd.	191,630	68,366
	RenaissanceRe Holdings Ltd.	222,188	68,205
	Brookfield Asset Management Ltd. Class A	1,400,470	67,237
	Ally Financial Inc.	1,507,300	66,909
	MetLife Inc.	783,820	62,784
	Glacier Bancorp Inc.	1,227,424	60,205
	Global Payments Inc. (XNYS)	836,527	60,196
*	Fiserv Inc.	953,920	59,763
*	Arch Capital Group Ltd.	632,205	59,718
*	Genworth Financial Inc.	6,321,400	55,565
*	SiriusPoint Ltd.	2,309,245	54,059
	M&T Bank Corp.	241,110	52,714
	Regions Financial Corp.	1,839,738	52,525
	Jackson Financial Inc. Class A	446,327	51,671
	Arthur J Gallagher & Co.	239,000	49,330
	Capital One Financial Corp.	255,964	48,966
	Essent Group Ltd.	802,247	48,552
	CNO Financial Group Inc.	1,054,296	46,863
1

Selected Value Fund
		Shares	Market Value• ($000)
	Equitable Holdings Inc.	917,826	38,732
[1]	Nomura Holdings Inc. ADR	4,642,430	37,418
	Unum Group	414,104	33,286
	KeyCorp.	1,492,763	33,005
	Radian Group Inc.	814,430	29,181
*	Markel Group Inc.	15,910	28,200
	PennyMac Financial Services Inc.	302,224	27,288
	State Street Corp.	173,540	26,524
	Webster Financial Corp.	344,586	24,934
			1,825,107
Health Care (8.9%)
	Humana Inc.	400,235	94,632
*	Charles River Laboratories International Inc.	399,160	66,648
	Baxter International Inc.	3,672,438	64,562
	Labcorp Holdings Inc.	250,320	64,282
*	Henry Schein Inc.	804,006	59,971
[1]	Fresenius Medical Care AG ADR	2,539,431	57,315
	Teleflex Inc.	386,870	47,937
	Universal Health Services Inc. Class B	253,155	42,598
	Becton Dickinson & Co.	271,272	40,430
	DENTSPLY SIRONA Inc.	2,215,570	26,033
*	Solventum Corp.	339,167	22,846
			587,254
Industrials (18.1%)
	AerCap Holdings NV	1,149,746	163,505
	RB Global Inc. (XTSE)	743,409	77,538
	Robert Half Inc.	2,736,838	72,827
	Knight-Swift Transportation Holdings Inc.	1,105,310	71,735
	Sensata Technologies Holding plc	1,554,564	64,732
	MSA Safety Inc.	359,189	59,766
	Oshkosh Corp.	374,331	58,508
	Sunbelt Rentals Holdings Inc.	738,800	56,540
*	API Group Corp.	1,153,257	52,727
	Esab Corp.	532,208	52,300
	Woodward Inc.	143,805	52,200
	Allegion plc	366,570	50,396
	MSC Industrial Direct Co. Inc. Class A	437,170	44,709
	WESCO International Inc.	113,575	39,651
	Carlisle Cos. Inc.	105,270	37,398
*	Middleby Corp.	265,670	37,289
	SS&C Technologies Holdings Inc.	531,368	36,824
	Acuity Inc.	119,890	34,741
	Timken Co.	309,020	34,267
	Concentrix Corp.	1,277,745	30,436
	Genpact Ltd.	732,019	25,438
	Stanley Black & Decker Inc.	293,250	22,920
	ManpowerGroup Inc.	351,105	10,628
*	Masterbrand Inc.	572,191	5,138
*	Air France-KLM ADR	4,102,756	4,308
			1,196,521
Information Technology (5.0%)
	Skyworks Solutions Inc.	1,062,598	74,563
	Avnet Inc.	701,003	57,840
	CDW Corp.	399,009	54,628
	Cognizant Technology Solutions Corp. Class A	955,025	50,521
	MKS Inc.	112,925	32,042
	Amdocs Ltd.	485,049	31,368
*	Arrow Electronics Inc.	148,104	27,818
			328,780
Materials (9.0%)
	PPG Industries Inc.	692,117	75,095
	Centerra Gold Inc.	3,528,116	61,460
	Eldorado Gold Corp.	1,962,814	61,024
	Olin Corp.	2,055,195	58,532
*	IAMGOLD Corp. (XTSE)	3,036,200	51,221
	Ternium SA ADR	1,105,396	48,560
	Mosaic Co.	1,597,050	37,163
	Dow Inc.	880,206	35,640
2

Selected Value Fund
		Shares	Market Value• ($000)
	Avery Dennison Corp.	210,380	34,488
	HB Fuller Co.	523,850	31,703
	Gerdau SA ADR	6,853,900	31,322
	Huntsman Corp.	2,166,323	31,130
	West Fraser Timber Co. Ltd.	394,593	24,982
	International Flavors & Fragrances Inc.	170,320	11,956
			594,276
Real Estate (5.0%)
	Crown Castle Inc.	829,450	73,639
	Park Hotels & Resorts Inc.	6,066,808	69,586
	Ryman Hospitality Properties Inc.	536,535	56,384
	Healthcare Realty Trust Inc.	2,225,240	41,612
*	CBRE Group Inc. Class A	285,210	40,708
	DiamondRock Hospitality Co.	2,795,585	28,515
*	Howard Hughes Holdings Inc.	366,157	22,801
			333,245
Total Common Stocks (Cost $5,295,158)			6,374,804
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[2,3]	Vanguard Market Liquidity Fund, 3.685% (Cost $219,146)	2,191,943	219,172
Total Investments (99.9%) (Cost $5,514,304)			6,593,976
Other Assets and Liabilities—Net (0.1%)			3,891
Net Assets (100%)			6,597,867
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,925.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,968 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	453	63,597	6,312
E-mini S&P Mid-Cap 400 Index	June 2026	174	63,531	4,330
				10,642

See accompanying Notes, which are an integral part of the Financial Statements.
3

Selected Value Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,295,158)	6,374,804
Affiliated Issuers (Cost $219,146)	219,172
Total Investments in Securities	6,593,976
Investment in Vanguard	148
Cash	1
Cash Collateral Pledged—Futures Contracts	9,004
Foreign Currency, at Value (Cost $26)	27
Receivables for Accrued Income	1,695
Receivables for Capital Shares Issued	1,679
Variation Margin Receivable—Futures Contracts	2,446
Total Assets	6,608,976
Liabilities
Payables for Investment Securities Purchased	777
Collateral for Securities on Loan	2,968
Payables to Investment Advisor	2,815
Payables for Capital Shares Redeemed	4,116
Payables to Vanguard	433
Total Liabilities	11,109
Net Assets	6,597,867
1 Includes $2,925 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	5,320,271
Total Distributable Earnings (Loss)	1,277,596
Net Assets	6,597,867

Net Assets
Applicable to 231,337,490 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,597,867
Net Asset Value Per Share	$28.52

See accompanying Notes, which are an integral part of the Financial Statements.
4

Selected Value Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	65,713
Interest[2]	5,192
Securities Lending—Net	122
Total Income	71,027
Expenses
Investment Advisory Fees—Note B
Basic Fee	7,015
Performance Adjustment	(1,428)
The Vanguard Group—Note C
Management and Administrative	4,853
Marketing and Distribution	175
Custodian Fees	13
Shareholders’ Reports	58
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	10,696
Expenses Paid Indirectly	(118)
Net Expenses	10,578
Net Investment Income	60,449
Realized Net Gain (Loss)
Investment Securities Sold[2]	186,562
Futures Contracts	(1,572)
Foreign Currencies	(2)
Realized Net Gain (Loss)	184,988
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	509,146
Futures Contracts	8,702
Foreign Currencies	2
Change in Unrealized Appreciation (Depreciation)	517,850
Net Increase (Decrease) in Net Assets Resulting from Operations	763,287
1	Dividends are net of foreign withholding taxes of $706.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,033, ($1), and ($26), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Selected Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,449	126,717
Realized Net Gain (Loss)	184,988	681,567
Change in Unrealized Appreciation (Depreciation)	517,850	(552,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	763,287	255,994
Distributions
Total Distributions	(759,817)	(843,523)
Capital Share Transactions
Issued	255,844	391,051
Issued in Lieu of Cash Distributions	698,968	776,173
Redeemed	(587,836)	(1,299,032)
Net Increase (Decrease) from Capital Share Transactions	366,976	(131,808)
Total Increase (Decrease)	370,446	(719,337)
Net Assets
Beginning of Period	6,227,421	6,946,758
End of Period	6,597,867	6,227,421

See accompanying Notes, which are an integral part of the Financial Statements.
6

Selected Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.68	$31.48	$26.17	$27.62	$32.26	$22.78
Investment Operations
Net Investment Income[1]	.262	.554	.537	.493	.417	.389
Net Realized and Unrealized Gain (Loss) on Investments	3.111	.529	7.170	1.358	(2.674)	11.737
Total from Investment Operations	3.373	1.083	7.707	1.851	(2.257)	12.126
Distributions
Dividends from Net Investment Income	(.569)	(.535)	(.494)	(.440)	(.393)	(.360)
Distributions from Realized Capital Gains	(2.964)	(3.348)	(1.903)	(2.861)	(1.990)	(2.286)
Total Distributions	(3.533)	(3.883)	(2.397)	(3.301)	(2.383)	(2.646)
Net Asset Value, End of Period	$28.52	$28.68	$31.48	$26.17	$27.62	$32.26
Total Return[2]	12.61%	4.29%	30.31%	7.60%	-7.29%	56.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,598	$6,227	$6,947	$5,778	$5,787	$6,800
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.34%[4]	0.42%[5]	0.43%[4]	0.38%[4]	0.32%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.96%	1.80%	1.82%	1.43%	1.30%
Portfolio Turnover Rate	15%	28%	32%	27%	26%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.03%), 0.04%, 0.05%, 0.00%, and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.34%, 0.43%, and 0.38%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.42%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Selected Value Fund
Notes to Financial Statements
Vanguard Selected Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed
8

Selected Value Fund
amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Cooke & Bieler, LP, Donald Smith & Co., Inc., and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund. The basic fee for each advisor is calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cooke & Bieler, LP, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding five years. The basic fee of Donald Smith & Co., Inc., is subject to quarterly adjustments based on performance relative to the MSCI Investable Market 2500 Index for the preceding five years. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended April 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.22% of the fund’s average net assets, before a net decrease of $1,428,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $148,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2026, these arrangements reduced the fund’s expenses by $118,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,570,458
Gross Unrealized Appreciation	1,614,435
Gross Unrealized Depreciation	(580,275)
Net Unrealized Appreciation (Depreciation)	1,034,160
G.	During the six months ended April 30, 2026, the fund purchased $903,024,000 of investment securities and sold $1,110,835,000 of investment securities, other than temporary cash investments.
9

Selected Value Fund
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	9,159	13,943
Issued in Lieu of Cash Distributions	26,198	28,929
Redeemed	(21,175)	(46,383)
Net Increase (Decrease) in Shares Outstanding	14,182	(3,511)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q9342 062026
10

Financial Statements
For the six-months ended April 30, 2026
Vanguard Emerging Markets Government Bond Index Fund

Contents
Financial Statements	1

Emerging Markets Government Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Note/Bond (Cost $357)	3.500%	2/28/2031	360	352
Corporate Bonds (12.3%)
Argentina (0.1%)
[1,2]	YPF SA	8.250%	1/17/2034	5,430	5,672
[2]	YPF SA	8.250%	1/17/2034	2,530	2,642
					8,314
Chile (0.3%)
	Corp. Nacional del Cobre de Chile	6.440%	1/26/2036	6,624	7,059
	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	12,810	8,869
					15,928
China (0.5%)
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	8,800	9,098
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/2028	8,893	9,011
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/2030	6,261	5,922
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/2027	9,894	9,833
					33,864
Colombia (0.7%)
	Ecopetrol SA	6.875%	4/29/2030	10,138	10,217
	Ecopetrol SA	7.750%	2/1/2032	8,493	8,700
	Ecopetrol SA	8.875%	1/13/2033	11,190	12,011
	Ecopetrol SA	8.375%	1/19/2036	8,365	8,668
	Ecopetrol SA	5.875%	5/28/2045	9,992	7,677
					47,273
Indonesia (0.4%)
	Freeport Indonesia PT	5.315%	4/14/2032	7,161	7,175
	Pertamina Persero PT	6.450%	5/30/2044	7,666	7,852
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	6,661	6,621
					21,648
Malaysia (0.9%)
	Petronas Capital Ltd.	3.500%	4/21/2030	9,352	9,048
[1]	Petronas Capital Ltd.	4.950%	1/3/2031	6,758	6,906
	Petronas Capital Ltd.	4.950%	1/3/2031	1,475	1,507
[1]	Petronas Capital Ltd.	5.340%	4/3/2035	4,932	5,084
	Petronas Capital Ltd.	5.340%	4/3/2035	4,415	4,551
	Petronas Capital Ltd.	4.500%	3/18/2045	7,125	6,254
	Petronas Capital Ltd.	4.550%	4/21/2050	13,838	11,986
[1]	Petronas Capital Ltd.	5.848%	4/3/2055	7,100	7,328
	Petronas Capital Ltd.	5.848%	4/3/2055	800	826
	Petronas Capital Ltd.	3.404%	4/28/2061	8,300	5,529
					59,019
Mexico (3.0%)
	Mexico City Airport Trust	5.500%	7/31/2047	8,348	7,237
[2]	Petroleos Mexicanos	8.750%	6/2/2029	9,174	9,818
	Petroleos Mexicanos	6.840%	1/23/2030	11,497	11,697
	Petroleos Mexicanos	5.950%	1/28/2031	18,925	18,512
[2]	Petroleos Mexicanos	6.700%	2/16/2032	33,369	33,471
	Petroleos Mexicanos	10.000%	2/7/2033	10,070	11,829
	Petroleos Mexicanos	6.625%	6/15/2035	13,341	12,854
	Petroleos Mexicanos	6.500%	6/2/2041	7,395	6,500
	Petroleos Mexicanos	6.750%	9/21/2047	26,664	22,455
	Petroleos Mexicanos	6.350%	2/12/2048	7,628	6,157
	Petroleos Mexicanos	7.690%	1/23/2050	39,402	36,003
	Petroleos Mexicanos	6.950%	1/28/2060	18,376	15,307
					191,840
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/2047	9,671	6,797
1

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Qatar (0.6%)
	Qatar Energy	2.250%	7/12/2031	17,492	15,656
	Qatar Energy	3.125%	7/12/2041	17,387	13,033
	Qatar Energy	3.300%	7/12/2051	18,321	12,268
					40,957
Saudi Arabia (4.7%)
	Gaci First Investment Co.	5.000%	1/29/2029	9,658	9,716
	Gaci First Investment Co.	5.250%	1/29/2030	12,963	13,134
	Gaci First Investment Co.	4.750%	2/14/2030	8,140	8,098
	Gaci First Investment Co.	5.250%	10/13/2032	8,250	8,332
	Gaci First Investment Co.	5.250%	1/29/2034	8,231	8,256
	Gaci First Investment Co.	5.625%	7/29/2034	8,195	8,408
	Gaci First Investment Co.	4.875%	2/14/2035	9,773	9,513
	Gaci First Investment Co.	5.000%	9/15/2035	9,750	9,528
	Gaci First Investment Co.	5.125%	2/14/2053	9,246	8,044
	Gaci First Investment Co.	5.375%	1/29/2054	6,765	6,089
[1]	SA Global Sukuk Ltd.	4.250%	10/2/2029	5,000	4,920
	SA Global Sukuk Ltd.	4.250%	10/2/2029	2,600	2,560
[1]	SA Global Sukuk Ltd.	4.125%	9/17/2030	4,659	4,524
	SA Global Sukuk Ltd.	4.125%	9/17/2030	4,500	4,371
	SA Global Sukuk Ltd.	2.694%	6/17/2031	14,226	12,821
[1]	SA Global Sukuk Ltd.	4.750%	10/2/2034	5,225	5,070
	SA Global Sukuk Ltd.	4.750%	10/2/2034	1,125	1,095
[1]	SA Global Sukuk Ltd.	4.625%	9/17/2035	3,020	2,884
	SA Global Sukuk Ltd.	4.625%	9/17/2035	6,425	6,140
	Saudi Arabian Oil Co.	3.500%	4/16/2029	14,591	14,112
[1]	Saudi Arabian Oil Co.	4.750%	6/2/2030	5,600	5,585
	Saudi Arabian Oil Co.	4.750%	6/2/2030	1,400	1,397
	Saudi Arabian Oil Co.	2.250%	11/24/2030	10,000	8,955
[1]	Saudi Arabian Oil Co.	4.375%	2/2/2031	4,690	4,602
	Saudi Arabian Oil Co.	5.250%	7/17/2034	9,889	9,982
	Saudi Arabian Oil Co.	4.250%	4/16/2039	14,508	12,807
	Saudi Arabian Oil Co.	4.375%	4/16/2049	13,335	10,638
	Saudi Arabian Oil Co.	3.250%	11/24/2050	11,775	7,589
	Saudi Arabian Oil Co.	5.750%	7/17/2054	9,170	8,647
[1]	Saudi Arabian Oil Co.	6.375%	6/2/2055	8,240	8,389
	Saudi Arabian Oil Co.	6.375%	6/2/2055	3,150	3,215
	Saudi Arabian Oil Co.	5.875%	7/17/2064	10,232	9,604
	Saudi Arabian Oil Co.	3.500%	11/24/2070	10,811	6,664
	Saudi Electricity Sukuk Programme Co.	5.225%	2/18/2030	7,455	7,567
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/2053	6,982	6,779
[3]	SRC Sukuk Ltd.	4.375%	4/2/2029	7,250	7,193
	Suci Second Investment Co.	4.375%	9/10/2027	6,211	6,201
	Suci Second Investment Co.	6.000%	10/25/2028	10,682	11,015
	Suci Second Investment Co.	5.171%	3/5/2031	9,491	9,572
	Suci Second Investment Co.	5.133%	1/28/2036	10,000	9,946
					303,962
United Arab Emirates (1.0%)
[2]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/2047	11,578	10,264
	Adnoc Murban Rsc Ltd.	4.500%	9/11/2034	7,687	7,401
[1]	Adnoc Murban Rsc Ltd.	5.125%	9/11/2054	3,570	3,175
	Adnoc Murban Rsc Ltd.	5.125%	9/11/2054	3,775	3,363
[1]	Adnoc Murban Sukuk Ltd.	4.750%	5/6/2035	6,650	6,563
	DP World Crescent Ltd.	5.500%	9/13/2033	7,145	7,144
[1]	DP World Crescent Ltd.	5.500%	5/8/2035	3,050	3,036
	DP World Crescent Ltd.	5.500%	5/8/2035	4,750	4,734
[1]	DP World Ltd.	6.850%	7/2/2037	7,990	8,602
	MDGH GMTN RSC Ltd.	3.700%	11/7/2049	7,203	5,205
	MDGH GMTN RSC Ltd.	3.950%	5/21/2050	9,075	6,850
					66,337
Total Corporate Bonds (Cost $821,171)					795,939
Sovereign Bonds (85.9%)
Angola (0.9%)
	Republic of Angola	8.250%	5/9/2028	3,890	3,992
	Republic of Angola	8.000%	11/26/2029	9,736	9,949
[1]	Republic of Angola	9.244%	1/15/2031	2,229	2,379
2

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Angola	9.244%	1/15/2031	3,000	3,198
	Republic of Angola	8.750%	4/14/2032	9,391	9,788
[1]	Republic of Angola	9.375%	3/31/2033	7,280	7,698
[1]	Republic of Angola	9.875%	10/15/2035	1,755	1,886
	Republic of Angola	9.875%	10/15/2035	839	902
[1]	Republic of Angola	9.875%	3/31/2037	6,010	6,385
	Republic of Angola	9.375%	5/8/2048	8,395	8,202
	Republic of Angola	9.125%	11/26/2049	5,851	5,597
					59,976
Argentina (3.7%)
	Provincia de Buenos Aires	6.625%	9/1/2037	27,562	21,265
	Republic of Argentina	1.000%	7/9/2029	9,037	8,058
	Republic of Argentina	5.000%	1/9/2038	55,377	42,977
[4]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	56,379	48,592
[4]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	9,369	6,582
[4]	Republic of Argentina, 4.750% coupon rate effective 7/9/2027	4.125%	7/9/2035	99,445	74,149
[4]	Republic of Argentina, 4.875% coupon rate effective 7/9/2029	3.500%	7/9/2041	50,764	35,011
					236,634
Armenia (0.1%)
	Republic of Armenia	3.950%	9/26/2029	2,750	2,638
	Republic of Armenia	3.600%	2/2/2031	3,791	3,480
[1]	Republic of Armenia	6.750%	3/12/2035	3,425	3,591
					9,709
Azerbaijan (0.1%)
[2]	Republic of Azerbaijan	3.500%	9/1/2032	5,160	4,848
Bahamas (0.1%)
[2]	Commonwealth of Bahamas	8.950%	10/15/2032	2,879	3,221
[1]	Commonwealth of Bahamas	8.250%	6/24/2036	4,460	4,983
	Commonwealth of Bahamas	8.250%	6/24/2036	850	950
					9,154
Bahrain (1.9%)
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/2027	4,754	4,621
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/2029	4,673	4,350
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/2030	5,000	4,987
	CBB International Sukuk Programme Co. WLL	6.000%	2/12/2031	5,068	4,973
[1]	CBB International Sukuk Programme Co. WLL	5.875%	6/5/2032	4,460	4,322
	CBB International Sukuk Programme Co. WLL	5.875%	6/5/2032	1,595	1,549
[1]	CBB International Sukuk Programme Co. WLL	6.250%	7/7/2033	4,302	4,243
	CBB International Sukuk Programme Co. WLL	6.250%	7/7/2033	4,350	4,299
[1]	CBB International Sukuk Programme Co. WLL	5.874%	2/6/2034	5,375	5,166
	CBB International Sukuk Programme Co. WLL	5.874%	2/6/2034	3,050	2,938
[1]	CBB International Sukuk Programme Co. WLL	6.124%	9/3/2034	3,610	3,531
	CBB International Sukuk Programme Co. WLL	6.124%	9/3/2034	500	489
	Kingdom of Bahrain	4.250%	1/25/2028	2,675	2,577
	Kingdom of Bahrain	7.000%	10/12/2028	8,335	8,411
	Kingdom of Bahrain	6.750%	9/20/2029	6,578	6,596
	Kingdom of Bahrain	7.375%	5/14/2030	5,287	5,416
	Kingdom of Bahrain	5.625%	9/30/2031	5,420	5,169
	Kingdom of Bahrain	5.450%	9/16/2032	5,823	5,426
	Kingdom of Bahrain	5.250%	1/25/2033	4,811	4,403
	Kingdom of Bahrain	5.625%	5/18/2034	4,738	4,348
	Kingdom of Bahrain	7.750%	4/18/2035	4,877	5,100
	Kingdom of Bahrain	7.500%	2/12/2036	5,066	5,201
[1]	Kingdom of Bahrain	7.500%	7/7/2037	2,877	2,929
	Kingdom of Bahrain	7.500%	7/7/2037	800	814
[1]	Kingdom of Bahrain	6.625%	10/6/2037	4,200	3,990
[1]	Kingdom of Bahrain	7.100%	2/3/2038	6,700	6,549
	Kingdom of Bahrain	6.000%	9/19/2044	6,054	5,078
	Kingdom of Bahrain	7.500%	9/20/2047	4,559	4,452
	Kingdom of Bahrain	6.250%	1/25/2051	2,191	1,869
					123,796
Barbados (0.0%)
[1,2]	Government of Barbados	8.000%	6/26/2035	2,000	2,139
[2]	Government of Barbados	8.000%	6/26/2035	240	257
					2,396
3

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Benin (0.2%)
[2]	Benin Government International Bond	8.375%	1/23/2041	400	417
[1]	Benin Sukuk SA	6.200%	1/29/2033	2,540	2,416
[1,2]	Republic of Benin	7.960%	2/13/2038	1,524	1,568
[2]	Republic of Benin	7.960%	2/13/2038	3,734	3,850
[1,2]	Republic of Benin	8.375%	1/23/2041	2,000	2,081
					10,332
Bermuda (0.1%)
	Government of Bermuda	2.375%	8/20/2030	3,002	2,726
	Government of Bermuda	5.000%	7/15/2032	4,316	4,340
	Government of Bermuda	3.375%	8/20/2050	3,230	2,242
					9,308
Bolivia (0.1%)
[2]	Bolivian Government	4.500%	3/20/2028	4,578	4,396
	Bolivian Government	7.500%	3/2/2030	4,130	3,987
					8,383
Brazil (3.7%)
	Federative Republic of Brazil	10.125%	5/15/2027	3,649	3,855
	Federative Republic of Brazil	4.625%	1/13/2028	14,509	14,509
	Federative Republic of Brazil	4.500%	5/30/2029	9,531	9,487
	Federative Republic of Brazil	3.875%	6/12/2030	16,873	16,179
	Federative Republic of Brazil	5.500%	11/6/2030	10,990	11,198
	Federative Republic of Brazil	6.250%	3/18/2031	9,625	10,062
	Federative Republic of Brazil	3.750%	9/12/2031	7,237	6,705
	Federative Republic of Brazil	6.125%	1/22/2032	9,635	9,943
	Federative Republic of Brazil	5.500%	2/4/2033	7,270	7,170
	Federative Republic of Brazil	6.000%	10/20/2033	10,740	10,848
	Federative Republic of Brazil	8.250%	1/20/2034	7,162	8,234
	Federative Republic of Brazil	6.125%	3/15/2034	10,986	11,129
	Federative Republic of Brazil	6.625%	3/15/2035	22,005	22,810
	Federative Republic of Brazil	6.250%	5/22/2036	17,312	17,238
	Federative Republic of Brazil	7.125%	1/20/2037	7,990	8,762
	Federative Republic of Brazil	5.625%	1/7/2041	9,950	9,271
	Federative Republic of Brazil	5.000%	1/27/2045	14,523	11,667
	Federative Republic of Brazil	5.625%	2/21/2047	11,495	9,788
	Federative Republic of Brazil	4.750%	1/14/2050	16,819	12,446
	Federative Republic of Brazil	7.125%	5/13/2054	8,954	9,005
	Federative Republic of Brazil	7.250%	1/12/2056	16,992	17,093
					237,399
Bulgaria (0.1%)
	Republic of Bulgaria	5.000%	3/5/2037	7,296	7,115
Cameroon (0.1%)
[2]	Republic of Cameroon	9.500%	7/31/2031	2,600	2,627
[2]	Republic of Cameroon	8.875%	1/30/2033	4,110	4,022
					6,649
Chad (0.1%)
[1]	DRC International Bond	8.750%	4/16/2032	3,000	3,059
[1]	DRC International Bond	9.500%	4/16/2037	2,995	3,058
					6,117
Chile (1.9%)
	Republic of Chile	3.240%	2/6/2028	8,815	8,656
	Republic of Chile	4.850%	1/22/2029	7,963	8,062
	Republic of Chile	2.450%	1/31/2031	7,222	6,587
	Republic of Chile	4.350%	4/13/2031	3,370	3,327
	Republic of Chile	2.550%	1/27/2032	8,808	7,859
	Republic of Chile	2.550%	7/27/2033	10,856	9,353
	Republic of Chile	3.500%	1/31/2034	7,222	6,590
	Republic of Chile	4.950%	1/5/2036	8,527	8,515
	Republic of Chile	5.650%	1/13/2037	8,005	8,381
	Republic of Chile	3.100%	5/7/2041	12,935	9,921
	Republic of Chile	4.340%	3/7/2042	9,344	8,274
	Republic of Chile	3.860%	6/21/2047	5,965	4,701
	Republic of Chile	3.500%	1/25/2050	10,890	7,868
	Republic of Chile	4.000%	1/31/2052	4,447	3,488
	Republic of Chile	3.500%	4/15/2053	8,057	5,710
	Republic of Chile	5.330%	1/5/2054	7,320	7,007
4

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Chile	3.100%	1/22/2061	9,243	5,712
	Republic of Chile	3.250%	9/21/2071	5,178	3,225
					123,236
China (0.9%)
	China Government Bond	2.625%	11/2/2027	1,761	1,735
	China Government Bond	4.125%	11/20/2027	4,430	4,467
	China Government Bond	3.500%	10/19/2028	4,992	4,979
[1]	China Government Bond	3.625%	11/13/2028	3,840	3,835
	China Government Bond	3.625%	11/13/2028	5,700	5,692
	China Government Bond	4.250%	11/20/2029	3,500	3,568
	China Government Bond	2.125%	12/3/2029	8,725	8,294
	China Government Bond	1.200%	10/21/2030	12,036	10,794
[1]	China Government Bond	3.750%	11/13/2030	2,550	2,548
	China Government Bond	3.750%	11/13/2030	1,700	1,699
	China Government Bond	1.750%	10/26/2031	8,034	7,270
	China Government Bond	2.750%	12/3/2039	1,975	1,709
	China Government Bond	4.000%	10/19/2048	1,768	1,667
	China Government Bond	2.250%	10/21/2050	1,921	1,293
	China Government Bond	2.500%	10/26/2051	2,475	1,738
					61,288
Colombia (2.2%)
	Republic of Colombia	5.375%	1/21/2029	9,113	9,059
	Republic of Colombia	4.500%	3/15/2029	6,709	6,512
	Republic of Colombia	3.000%	1/30/2030	5,967	5,384
	Republic of Colombia	7.375%	4/25/2030	9,142	9,583
	Republic of Colombia	6.125%	1/21/2031	7,242	7,245
	Republic of Colombia	3.125%	4/15/2031	9,559	8,333
	Republic of Colombia	3.250%	4/22/2032	7,308	6,202
	Republic of Colombia	6.500%	1/21/2033	7,200	7,166
	Republic of Colombia	8.000%	4/20/2033	8,140	8,764
	Republic of Colombia	7.500%	2/2/2034	10,805	11,308
	Republic of Colombia	8.000%	11/14/2035	3,543	3,845
	Republic of Colombia	7.750%	11/7/2036	9,813	10,352
	Republic of Colombia	7.375%	9/18/2037	9,169	9,424
	Republic of Colombia	6.125%	1/18/2041	10,097	9,124
	Republic of Colombia	5.625%	2/26/2044	9,863	8,156
	Republic of Colombia	5.000%	6/15/2045	11,681	8,892
	Republic of Colombia	5.200%	5/15/2049	8,197	6,245
	Republic of Colombia	4.125%	5/15/2051	2,649	1,737
	Republic of Colombia	8.375%	11/7/2054	3,507	3,833
					141,164
Congo (0.0%)
[2]	Congolese International Bond	9.500%	2/17/2035	3,400	3,262
Costa Rica (0.6%)
	Republic of Costa Rica	6.125%	2/19/2031	6,358	6,589
[2]	Republic of Costa Rica	6.550%	4/3/2034	7,235	7,758
	Republic of Costa Rica	5.625%	4/30/2043	2,369	2,270
	Republic of Costa Rica	7.000%	4/4/2044	4,840	5,280
	Republic of Costa Rica	7.158%	3/12/2045	6,252	6,886
[2]	Republic of Costa Rica	7.300%	11/13/2054	7,280	8,190
					36,973
Dominican Republic (2.2%)
	Dominican Republic	6.000%	7/19/2028	6,288	6,376
	Dominican Republic	5.500%	2/22/2029	8,913	8,924
	Dominican Republic	4.500%	1/30/2030	9,863	9,490
	Dominican Republic	7.050%	2/3/2031	5,752	6,056
	Dominican Republic	4.875%	9/23/2032	14,634	13,822
	Dominican Republic	6.000%	2/22/2033	8,701	8,687
[1]	Dominican Republic�	5.750%	3/17/2034	6,103	5,953
[1]	Dominican Republic	5.875%	10/28/2035	643	629
	Dominican Republic	5.875%	10/28/2035	7,400	7,236
[1]	Dominican Republic	6.600%	6/1/2036	2,700	2,777
	Dominican Republic	6.600%	6/1/2036	300	309
[1]	Dominican Republic	6.950%	3/15/2037	6,555	6,839
	Dominican Republic	6.950%	3/15/2037	3,410	3,558
[1]	Dominican Republic�	6.150%	5/17/2038	7,324	7,127
	Dominican Republic	6.150%	5/17/2038	200	195
5

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominican Republic	5.300%	1/21/2041	7,250	6,392
	Dominican Republic	7.450%	4/30/2044	7,412	7,936
	Dominican Republic	6.850%	1/27/2045	9,417	9,452
	Dominican Republic	6.500%	2/15/2048	4,700	4,551
	Dominican Republic	6.400%	6/5/2049	7,543	7,218
[1]	Dominican Republic	7.150%	2/24/2055	3,820	3,983
	Dominican Republic	7.150%	2/24/2055	1,115	1,162
	Dominican Republic	5.875%	1/30/2060	15,413	13,388
					142,060
Ecuador (1.0%)
[2]	Republic of Ecuador	0.000%	7/31/2030	4,155	3,572
	Republic of Ecuador	6.900%	7/31/2030	3,240	3,244
[1]	Republic of Ecuador	8.750%	1/29/2034	10,598	10,833
	Republic of Ecuador	8.750%	1/29/2034	200	205
	Republic of Ecuador	6.900%	7/31/2035	28,546	26,465
[1]	Republic of Ecuador	9.250%	1/29/2039	8,847	9,162
[4]	Republic of Ecuador, 5.500% coupon rate effective 7/31/2026	5.000%	7/31/2040	14,368	12,019
					65,500
Egypt (1.8%)
	Arab Republic of Egypt	5.800%	9/30/2027	5,320	5,304
	Arab Republic of Egypt	6.588%	2/21/2028	5,900	5,940
	Arab Republic of Egypt	7.600%	3/1/2029	9,439	9,657
[1]	Arab Republic of Egypt	8.625%	2/4/2030	785	829
	Arab Republic of Egypt	8.625%	2/4/2030	6,850	7,238
	Arab Republic of Egypt	5.875%	2/16/2031	7,060	6,725
	Arab Republic of Egypt	7.053%	1/15/2032	4,925	4,845
	Arab Republic of Egypt	7.625%	5/29/2032	8,369	8,358
[1]	Arab Republic of Egypt	9.450%	2/4/2033	4,211	4,545
	Arab Republic of Egypt	9.450%	2/4/2033	2,050	2,215
	Arab Republic of Egypt	7.300%	9/30/2033	5,675	5,501
	Arab Republic of Egypt	6.875%	4/30/2040	2,266	1,977
	Arab Republic of Egypt	8.500%	1/31/2047	12,206	11,156
	Arab Republic of Egypt	7.903%	2/21/2048	8,089	6,994
	Arab Republic of Egypt	8.700%	3/1/2049	7,020	6,517
	Arab Republic of Egypt	8.875%	5/29/2050	9,515	8,909
	Arab Republic of Egypt	8.750%	9/30/2051	3,800	3,520
	Arab Republic of Egypt	8.150%	11/20/2059	2,361	2,037
	Arab Republic of Egypt	7.500%	2/16/2061	7,008	5,621
[1]	Egypt Taskeek Co.	6.375%	4/7/2029	2,300	2,286
[1]	Egypt Taskeek Co.	7.950%	10/7/2032	2,464	2,525
	Egyptian Financial Co. for Sovereign Taskeek	6.375%	4/7/2029	1,100	1,094
	Egyptian Financial Co. for Sovereign Taskeek	7.950%	10/7/2032	1,400	1,440
					115,233
El Salvador (0.5%)
	Republic of El Salvador	8.625%	2/28/2029	2,654	2,820
[2]	Republic of El Salvador	9.250%	4/17/2030	4,664	4,987
	Republic of El Salvador	8.250%	4/10/2032	2,773	2,932
	Republic of El Salvador	7.650%	6/15/2035	4,075	4,177
	Republic of El Salvador	7.625%	2/1/2041	2,800	2,796
	Republic of El Salvador	7.125%	1/20/2050	3,760	3,410
	Republic of El Salvador	9.500%	7/15/2052	4,120	4,604
[1,2]	Republic of El Salvador	9.650%	11/21/2054	3,850	4,329
[2]	Republic of El Salvador	9.650%	11/21/2054	850	956
					31,011
Gabon (0.1%)
	Republic of Gabon	9.500%	2/18/2029	2,900	2,738
[2]	Republic of Gabon	6.625%	2/6/2031	4,350	3,684
	Republic of Gabon	7.000%	11/24/2031	2,237	1,868
					8,290
Georgia (0.0%)
[1]	Republic of Georgia	5.125%	1/28/2031	2,360	2,291
Ghana (0.5%)
[2]	Republic of Ghana	0.000%	1/3/2030	1	1
[1,2]	Republic of Ghana	1.500%	1/3/2037	4,145	2,382
[2]	Republic of Ghana	1.500%	1/3/2037	1,150	662
[1,4]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	9,215	9,013
[4]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	3,046	2,984
6

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2035	14,670	13,452
[4]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2035	5,391	4,937
					33,431
Guatemala (0.7%)
	Republic of Guatemala	4.375%	6/5/2027	1,991	1,981
	Republic of Guatemala	4.875%	2/13/2028	3,088	3,087
	Republic of Guatemala	5.250%	8/10/2029	2,771	2,789
[2]	Republic of Guatemala	4.900%	6/1/2030	3,180	3,163
	Republic of Guatemala	6.050%	8/6/2031	2,851	2,956
	Republic of Guatemala	5.375%	4/24/2032	1,919	1,932
	Republic of Guatemala	7.050%	10/4/2032	2,050	2,231
	Republic of Guatemala	3.700%	10/7/2033	3,449	3,085
	Republic of Guatemala	6.600%	6/13/2036	4,050	4,325
[1]	Republic of Guatemala	6.250%	8/15/2036	3,536	3,692
	Republic of Guatemala	6.250%	8/15/2036	1,800	1,879
	Republic of Guatemala	6.550%	2/6/2037	3,550	3,791
	Republic of Guatemala	4.650%	10/7/2041	2,191	1,903
[2]	Republic of Guatemala	6.125%	6/1/2050	6,481	6,414
[1]	Republic of Guatemala	6.875%	8/15/2055	2,929	3,164
	Republic of Guatemala	6.875%	8/15/2055	800	864
					47,256
Honduras (0.1%)
	Republic of Honduras	5.625%	6/24/2030	2,803	2,787
[1]	Republic of Honduras	8.625%	11/27/2034	2,540	2,911
	Republic of Honduras	8.625%	11/27/2034	1,929	2,210
					7,908
Hungary (1.5%)
	Republic of Hungary	6.125%	5/22/2028	10,239	10,540
	Republic of Hungary	5.250%	6/16/2029	8,425	8,571
[1]	Republic of Hungary	5.375%	9/26/2030	3,263	3,337
	Republic of Hungary	5.375%	9/26/2030	4,000	4,091
	Republic of Hungary	2.125%	9/22/2031	10,889	9,454
	Republic of Hungary	6.250%	9/22/2032	8,480	9,044
	Republic of Hungary	5.500%	6/16/2034	5,755	5,826
[1]	Republic of Hungary	6.000%	9/26/2035	2,180	2,269
	Republic of Hungary	6.000%	9/26/2035	5,167	5,373
	Republic of Hungary	5.500%	3/26/2036	11,500	11,516
	Republic of Hungary	7.625%	3/29/2041	8,392	9,856
	Republic of Hungary	3.125%	9/21/2051	8,574	5,372
	Republic of Hungary	6.750%	9/25/2052	6,490	7,002
[1]	Republic of Hungary	6.750%	9/23/2055	3,780	4,035
	Republic of Hungary	6.750%	9/23/2055	3,500	3,748
					100,034
Indonesia (5.5%)
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/2027	7,990	8,006
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/2028	8,593	8,610
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/2028	4,931	5,061
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	6,061	6,073
	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/2029	3,601	3,676
[1]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	3,675	3,724
	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	1,000	1,013
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/2030	4,285	3,988
[1]	Perusahaan Penerbit SBSN Indonesia III	4.550%	7/23/2030	2,555	2,546
	Perusahaan Penerbit SBSN Indonesia III	4.550%	7/23/2030	3,000	2,990
[1]	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	4,146	4,120
	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	2,600	2,584
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/2031	4,197	3,787
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/2032	7,107	7,063
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/2033	4,250	4,381
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/2/2034	5,501	5,509
[1]	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/2034	2,475	2,478
	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/2034	2,000	2,003
[1]	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/23/2035	503	502
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/23/2035	5,721	5,704
[1]	Perusahaan Penerbit SBSN Indonesia III	5.000%	12/1/2035	2,894	2,842
	Perusahaan Penerbit SBSN Indonesia III	5.000%	12/1/2035	2,200	2,160
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/2050	3,800	2,777
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/2051	3,800	2,625
7

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/2054	2,700	2,597
[1]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/2054	3,065	2,983
	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/2054	300	292
	Republic of Indonesia	3.850%	7/18/2027	4,470	4,449
	Republic of Indonesia	4.150%	9/20/2027	3,575	3,569
	Republic of Indonesia	3.500%	1/11/2028	6,561	6,483
	Republic of Indonesia	4.550%	1/11/2028	5,175	5,201
	Republic of Indonesia	4.100%	4/24/2028	4,899	4,888
	Republic of Indonesia	4.750%	2/11/2029	6,208	6,280
	Republic of Indonesia	4.400%	3/10/2029	2,420	2,425
	Republic of Indonesia	3.400%	9/18/2029	3,420	3,326
	Republic of Indonesia	5.250%	1/15/2030	4,400	4,500
	Republic of Indonesia	2.850%	2/14/2030	5,519	5,181
	Republic of Indonesia	3.850%	10/15/2030	7,925	7,688
	Republic of Indonesia	4.350%	2/21/2031	5,120	5,058
	Republic of Indonesia	1.850%	3/12/2031	5,827	5,117
	Republic of Indonesia	4.300%	4/16/2031	3,304	3,260
	Republic of Indonesia	2.150%	7/28/2031	5,475	4,833
	Republic of Indonesia	3.550%	3/31/2032	4,540	4,253
	Republic of Indonesia	4.650%	9/20/2032	6,707	6,651
	Republic of Indonesia	4.850%	1/11/2033	6,155	6,113
	Republic of Indonesia	4.700%	2/10/2034	3,187	3,120
	Republic of Indonesia	4.750%	9/10/2034	5,600	5,469
	Republic of Indonesia	5.600%	1/15/2035	5,285	5,435
	Republic of Indonesia	8.500%	10/12/2035	7,225	8,944
	Republic of Indonesia	4.950%	2/21/2036	5,740	5,599
	Republic of Indonesia	4.900%	4/16/2036	8,604	8,366
	Republic of Indonesia	6.625%	2/17/2037	6,587	7,260
	Republic of Indonesia	7.750%	1/17/2038	8,738	10,511
	Republic of Indonesia	5.250%	1/17/2042	10,491	10,187
	Republic of Indonesia	4.625%	4/15/2043	7,060	6,291
	Republic of Indonesia	6.750%	1/15/2044	9,676	10,760
	Republic of Indonesia	5.125%	1/15/2045	10,026	9,446
	Republic of Indonesia	5.950%	1/8/2046	5,966	6,078
	Republic of Indonesia	5.250%	1/8/2047	7,850	7,453
	Republic of Indonesia	4.750%	7/18/2047	4,380	3,878
	Republic of Indonesia	4.350%	1/11/2048	8,470	6,943
	Republic of Indonesia	5.350%	2/11/2049	5,058	4,841
	Republic of Indonesia	3.700%	10/30/2049	4,705	3,426
	Republic of Indonesia	3.500%	2/14/2050	3,625	2,547
	Republic of Indonesia	4.200%	10/15/2050	8,518	6,701
	Republic of Indonesia	3.050%	3/12/2051	9,895	6,280
	Republic of Indonesia	4.300%	3/31/2052	3,823	3,043
	Republic of Indonesia	5.450%	9/20/2052	2,115	2,012
	Republic of Indonesia	5.650%	1/11/2053	3,530	3,451
	Republic of Indonesia	5.100%	2/10/2054	3,825	3,520
	Republic of Indonesia	5.150%	9/10/2054	3,025	2,779
	Republic of Indonesia	5.475%	2/21/2056	2,951	2,805
	Republic of Indonesia	3.200%	9/23/2061	3,114	1,906
	Republic of Indonesia	4.450%	4/15/2070	4,685	3,670
	Republic of Indonesia	3.350%	3/12/2071	3,850	2,372
					354,462
Iraq (0.0%)
[2]	Republic of Iraq	5.800%	1/15/2028	3,187	3,122
Ivory Coast (0.6%)
[2]	Republic of Cote d'Ivoire	6.375%	3/3/2028	2,483	2,512
[2]	Republic of Cote d'Ivoire	7.625%	1/30/2033	5,248	5,522
[2]	Republic of Cote d'Ivoire	6.125%	6/15/2033	6,328	6,175
[1,2]	Republic of Cote d'Ivoire	8.075%	4/1/2036	7,387	7,846
[2]	Republic of Cote d'Ivoire	8.075%	4/1/2036	1,137	1,206
[2]	Republic of Cote d'Ivoire	8.250%	1/30/2037	7,062	7,572
[1,2]	Republic of Cote d'Ivoire	6.750%	2/25/2041	6,420	5,929
					36,762
Jamaica (0.4%)
[2]	Jamaica	6.750%	4/28/2028	5,422	5,572
[2]	Jamaica	8.000%	3/15/2039	6,982	8,423
	Jamaica	7.875%	7/28/2045	8,375	10,102
					24,097
8

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Jordan (0.4%)
	Kingdom of Jordan	7.750%	1/15/2028	1,960	2,020
	Kingdom of Jordan	7.500%	1/13/2029	5,914	6,138
	Kingdom of Jordan	5.850%	7/7/2030	6,209	6,185
[1]	Kingdom of Jordan	5.750%	11/12/2032	4,000	3,891
	Kingdom of Jordan	5.750%	11/12/2032	1,400	1,363
	Kingdom of Jordan	7.375%	10/10/2047	4,082	3,951
					23,548
Kazakhstan (0.6%)
[1]	Republic of Kazakhstan	4.412%	10/28/2030	5,590	5,512
	Republic of Kazakhstan	4.412%	10/28/2030	2,600	2,563
[1]	Republic of Kazakhstan	5.000%	7/1/2032	4,272	4,315
	Republic of Kazakhstan	5.000%	7/1/2032	2,450	2,471
	Republic of Kazakhstan	4.714%	4/9/2035	6,572	6,471
[1]	Republic of Kazakhstan	5.500%	7/1/2037	5,050	5,158
	Republic of Kazakhstan	5.500%	7/1/2037	800	818
	Republic of Kazakhstan	4.875%	10/14/2044	2,950	2,700
	Republic of Kazakhstan	4.875%	10/14/2044	1,650	1,510
	Republic of Kazakhstan	6.500%	7/21/2045	6,920	7,543
					39,061
Kenya (0.7%)
	Republic of Kenya	9.750%	2/16/2031	7,419	7,837
	Republic of Kenya	8.000%	5/22/2032	4,237	4,173
[1]	Republic of Kenya	7.875%	10/9/2033	2,707	2,581
	Republic of Kenya	7.875%	10/9/2033	1,400	1,333
	Republic of Kenya	6.300%	1/23/2034	4,406	3,841
[1]	Republic of Kenya	7.875%	2/26/2034	4,366	4,079
[1]	Republic of Kenya	9.500%	3/5/2036	7,079	7,088
	Republic of Kenya	9.500%	3/5/2036	200	200
[1]	Republic of Kenya	8.800%	10/9/2038	2,754	2,621
	Republic of Kenya	8.800%	10/9/2038	1,200	1,142
[1]	Republic of Kenya	8.700%	2/26/2039	6,139	5,785
	Republic of Kenya	8.250%	2/28/2048	4,637	4,188
					44,868
Kuwait (0.8%)
[1]	Kuwait	4.016%	10/9/2028	11,775	11,644
	Kuwait	4.016%	10/9/2028	3,800	3,758
[1]	Kuwait	4.136%	10/9/2030	13,600	13,420
	Kuwait	4.136%	10/9/2030	1,600	1,580
[1]	Kuwait	4.652%	10/9/2035	19,973	19,487
	Kuwait	4.652%	10/9/2035	3,800	3,704
					53,593
Kyrgyzstan (0.1%)
[1]	Kyrgyz Republic International Bond	7.750%	6/3/2030	3,000	3,069
	Kyrgyz Republic International Bond	7.750%	6/3/2030	400	409
					3,478
Lebanon (0.1%)
[5]	Lebanon Republic	6.750%	11/29/2027	4,884	1,236
[5]	Lebanon Republic	6.650%	11/3/2028	4,305	1,094
[5]	Lebanon Republic	6.850%	5/25/2029	4,620	1,172
[5]	Lebanon Republic	6.650%	2/26/2030	6,885	1,758
[5]	Lebanon Republic	7.000%	3/23/2032	5,070	1,317
[5]	Lebanon Republic	7.050%	11/2/2035	2,875	751
[5]	Lebanon Republic	7.250%	3/23/2037	3,860	1,003
					8,331
Malaysia (0.1%)
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/2045	2,258	1,991
	Malaysia Sukuk Global Bhd.	4.080%	4/27/2046	2,300	1,975
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/2031	3,925	3,557
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/2051	2,406	1,687
					9,210
Mexico (7.8%)
[1]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	31,418	31,660
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	27,085	27,294
	United Mexican States	3.750%	1/11/2028	7,543	7,460
	United Mexican States	5.400%	2/9/2028	5,203	5,280
	United Mexican States	4.500%	4/22/2029	12,951	12,913
9

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	5.000%	5/7/2029	4,081	4,115
	United Mexican States	3.250%	4/16/2030	9,909	9,304
	United Mexican States	6.000%	5/13/2030	8,267	8,574
	United Mexican States	4.750%	3/22/2031	7,290	7,164
	United Mexican States	2.659%	5/24/2031	15,336	13,650
	United Mexican States	8.300%	8/15/2031	4,992	5,823
	United Mexican States	4.750%	4/27/2032	11,800	11,398
	United Mexican States	5.850%	7/2/2032	19,056	19,398
	United Mexican States	5.375%	3/22/2033	19,272	18,951
	United Mexican States	7.500%	4/8/2033	3,729	4,256
	United Mexican States	4.875%	5/19/2033	10,401	9,924
	United Mexican States	5.625%	2/9/2034	14,760	14,587
	United Mexican States	3.500%	2/12/2034	13,899	11,915
	United Mexican States	6.750%	9/27/2034	7,996	8,521
	United Mexican States	6.350%	2/9/2035	13,377	13,798
	United Mexican States	5.625%	9/22/2035	12,186	11,907
	United Mexican States	6.000%	5/7/2036	18,739	18,832
	United Mexican States	6.875%	5/13/2037	19,400	20,506
	United Mexican States	6.625%	1/29/2038	15,021	15,475
	United Mexican States	6.125%	2/9/2038	19,299	19,095
	United Mexican States	6.050%	1/11/2040	13,543	13,322
	United Mexican States	4.280%	8/14/2041	12,107	9,588
	United Mexican States	4.750%	3/8/2044	17,862	14,493
	United Mexican States	5.550%	1/21/2045	14,393	13,095
	United Mexican States	4.600%	1/23/2046	11,205	8,725
	United Mexican States	4.350%	1/15/2047	6,230	4,612
	United Mexican States	4.600%	2/10/2048	8,665	6,595
	United Mexican States	4.500%	1/31/2050	9,552	7,117
	United Mexican States	5.000%	4/27/2051	12,157	9,620
	United Mexican States	4.400%	2/12/2052	10,723	7,698
	United Mexican States	6.338%	5/4/2053	14,044	13,253
	United Mexican States	6.400%	5/7/2054	12,364	11,707
	United Mexican States	7.375%	5/13/2055	12,537	13,375
	United Mexican States	6.750%	2/9/2056	9,470	9,343
	United Mexican States	3.771%	5/24/2061	14,735	8,891
	United Mexican States	3.750%	4/19/2071	16,041	9,303
	United Mexican States	5.750%	10/12/2110	11,860	9,744
					502,281
Mongolia (0.1%)
[1]	Mongolia	6.625%	2/25/2030	1,750	1,802
	Mongolia	6.625%	2/25/2030	650	669
	Mongolia	4.450%	7/7/2031	4,000	3,755
[1]	Mongolia Government International Bonds	5.950%	3/9/2032	960	966
					7,192
Montenegro (0.1%)
	Republic of Montenegro	7.250%	3/12/2031	3,550	3,737
Morocco (0.4%)
	Kingdom of Morocco	2.375%	12/15/2027	3,798	3,668
	Kingdom of Morocco	5.950%	3/8/2028	6,151	6,281
	Kingdom of Morocco	3.000%	12/15/2032	4,825	4,219
	Kingdom of Morocco	6.500%	9/8/2033	5,900	6,315
	Kingdom of Morocco	5.500%	12/11/2042	3,660	3,443
	Kingdom of Morocco	4.000%	12/15/2050	6,187	4,405
					28,331
Mozambique (0.1%)
	Republic of Mozambique	9.000%	9/15/2031	4,385	3,601
Nigeria (1.5%)
	Republic of Nigeria	6.500%	11/28/2027	6,610	6,674
	Republic of Nigeria	6.125%	9/28/2028	5,727	5,765
	Republic of Nigeria	8.375%	3/24/2029	6,850	7,312
	Republic of Nigeria	7.143%	2/23/2030	5,981	6,178
	Republic of Nigeria	8.747%	1/21/2031	5,051	5,479
[1]	Republic of Nigeria	9.625%	6/9/2031	127	143
	Republic of Nigeria	9.625%	6/9/2031	3,572	4,030
	Republic of Nigeria	7.875%	2/16/2032	7,000	7,396
	Republic of Nigeria	7.375%	9/28/2033	5,523	5,659
[1]	Republic of Nigeria	10.375%	12/9/2034	4,550	5,452
10

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Nigeria	10.375%	12/9/2034	4,700	5,631
[1]	Republic of Nigeria	8.631%	1/13/2036	4,216	4,622
	Republic of Nigeria	8.631%	1/13/2036	2,700	2,963
	Republic of Nigeria	7.696%	2/23/2038	6,067	6,220
[1]	Republic of Nigeria	9.130%	1/13/2046	5,174	5,718
	Republic of Nigeria	9.130%	1/13/2046	200	221
	Republic of Nigeria	7.625%	11/28/2047	6,842	6,692
	Republic of Nigeria	9.248%	1/21/2049	3,355	3,770
	Republic of Nigeria	8.250%	9/28/2051	5,586	5,666
					95,591
Oman (1.4%)
	Oman Sovereign Sukuk Co.	4.875%	6/15/2030	7,882	7,950
[1]	Oman Sovereign Sukuk Co.	4.525%	4/17/2033	2,050	2,022
	Oman Sovereign Sukuk Co.	4.525%	4/17/2033	3,000	2,960
	Sultanate of Oman	6.750%	10/28/2027	6,310	6,509
	Sultanate of Oman	5.625%	1/17/2028	11,917	12,106
	Sultanate of Oman	6.000%	8/1/2029	10,722	11,156
	Sultanate of Oman	6.250%	1/25/2031	8,375	8,907
	Sultanate of Oman	7.375%	10/28/2032	5,238	5,976
	Sultanate of Oman	6.500%	3/8/2047	9,565	10,230
	Sultanate of Oman	6.750%	1/17/2048	13,100	14,297
	Sultanate of Oman	7.000%	1/25/2051	4,900	5,542
					87,655
Pakistan (0.3%)
	Islamic Republic of Pakistan	6.875%	12/5/2027	7,428	7,458
	Islamic Republic of Pakistan	7.375%	4/8/2031	6,945	6,691
	Islamic Republic of Pakistan	8.875%	4/8/2051	3,698	3,473
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	4,714	4,799
					22,421
Panama (2.1%)
	Republic of Panama	8.875%	9/30/2027	4,260	4,507
	Republic of Panama	3.875%	3/17/2028	8,455	8,353
	Republic of Panama	9.375%	4/1/2029	250	282
	Republic of Panama	3.160%	1/23/2030	7,533	7,143
	Republic of Panama	2.252%	9/29/2032	13,806	11,673
	Republic of Panama	3.298%	1/19/2033	4,587	4,111
[2]	Republic of Panama	5.227%	2/23/2034	6,266	6,254
	Republic of Panama	6.400%	2/14/2035	12,331	13,173
[2]	Republic of Panama	6.700%	1/26/2036	10,900	11,865
	Republic of Panama	6.875%	1/31/2036	5,150	5,672
[2]	Republic of Panama	5.662%	2/23/2038	5,528	5,560
	Republic of Panama	8.000%	3/1/2038	5,709	6,781
[2]	Republic of Panama	4.500%	5/15/2047	5,191	4,291
[2]	Republic of Panama	4.500%	4/16/2050	10,770	8,647
[2]	Republic of Panama	4.300%	4/29/2053	7,175	5,525
	Republic of Panama	6.853%	3/28/2054	6,920	7,455
	Republic of Panama	4.500%	4/1/2056	10,149	7,914
	Republic of Panama	7.875%	3/1/2057	3,863	4,669
[2]	Republic of Panama	3.870%	7/23/2060	11,607	8,009
	Republic of Panama	4.500%	1/19/2063	6,838	5,249
					137,133
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/2028	2,200	2,293
Paraguay (0.5%)
[2]	Republic of Paraguay	4.950%	4/28/2031	4,134	4,151
	Republic of Paraguay	2.739%	1/29/2033	2,901	2,579
	Republic of Paraguay	3.849%	6/28/2033	2,059	1,928
	Republic of Paraguay	5.850%	8/21/2033	2,427	2,524
[2]	Republic of Paraguay	6.000%	2/9/2036	2,630	2,760
	Republic of Paraguay	6.100%	8/11/2044	4,830	4,869
	Republic of Paraguay	5.600%	3/13/2048	2,360	2,204
[2]	Republic of Paraguay	5.400%	3/30/2050	5,760	5,221
[1]	Republic of Paraguay	6.650%	3/4/2055	3,608	3,809
	Republic of Paraguay	6.650%	3/4/2055	800	844
					30,889
11

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Peru (1.7%)
	Republic of Peru	2.783%	1/23/2031	13,585	12,494
	Republic of Peru	1.862%	12/1/2032	5,020	4,157
	Republic of Peru	8.750%	11/21/2033	10,492	12,856
	Republic of Peru	3.000%	1/15/2034	11,149	9,634
	Republic of Peru	5.375%	2/8/2035	5,940	5,991
	Republic of Peru	5.500%	3/30/2036	9,854	9,948
[2]	Republic of Peru	6.550%	3/14/2037	5,667	6,203
	Republic of Peru	3.300%	3/11/2041	6,246	4,788
	Republic of Peru	5.625%	11/18/2050	12,512	12,076
	Republic of Peru	3.550%	3/10/2051	8,461	5,870
	Republic of Peru	5.875%	8/8/2054	8,587	8,359
	Republic of Peru	6.200%	6/30/2055	6,622	6,727
	Republic of Peru	2.780%	12/1/2060	9,334	5,040
	Republic of Peru	3.600%	1/15/2072	4,644	2,915
	Republic of Peru	3.230%	7/28/2121	4,726	2,578
					109,636
Philippines (3.0%)
	Republic of Philippines	5.170%	10/13/2027	2,420	2,457
	Republic of Philippines	3.000%	2/1/2028	10,247	10,031
	Republic of Philippines	4.625%	7/17/2028	2,470	2,492
	Republic of Philippines	3.750%	1/14/2029	6,678	6,595
	Republic of Philippines	9.500%	2/2/2030	9,729	11,437
	Republic of Philippines	4.375%	3/5/2030	2,850	2,854
	Republic of Philippines	2.457%	5/5/2030	4,400	4,078
	Republic of Philippines	7.750%	1/14/2031	8,745	9,894
	Republic of Philippines	1.648%	6/10/2031	5,530	4,823
	Republic of Philippines	4.250%	7/27/2031	1,989	1,968
	Republic of Philippines	1.950%	1/6/2032	2,987	2,594
	Republic of Philippines	6.375%	1/15/2032	4,955	5,358
	Republic of Philippines	3.556%	9/29/2032	3,225	3,017
	Republic of Philippines	5.609%	4/13/2033	3,330	3,468
	Republic of Philippines	5.000%	7/17/2033	6,151	6,165
	Republic of Philippines	5.250%	5/14/2034	5,600	5,652
	Republic of Philippines	6.375%	10/23/2034	9,484	10,294
	Republic of Philippines	5.500%	2/4/2035	5,839	5,981
	Republic of Philippines	4.750%	3/5/2035	5,435	5,282
	Republic of Philippines	5.000%	1/27/2036	7,702	7,580
	Republic of Philippines	5.000%	1/13/2037	6,901	6,730
	Republic of Philippines	3.950%	1/20/2040	9,515	8,062
	Republic of Philippines	3.700%	3/1/2041	9,631	7,788
	Republic of Philippines	3.700%	2/2/2042	9,531	7,613
	Republic of Philippines	2.950%	5/5/2045	5,995	4,032
	Republic of Philippines	2.650%	12/10/2045	6,971	4,401
	Republic of Philippines	3.200%	7/6/2046	11,161	7,692
	Republic of Philippines	4.200%	3/29/2047	4,550	3,655
	Republic of Philippines	5.950%	10/13/2047	3,825	3,882
	Republic of Philippines	5.500%	1/17/2048	6,425	6,183
	Republic of Philippines	5.600%	5/14/2049	4,700	4,566
	Republic of Philippines	5.175%	9/5/2049	4,300	3,941
	Republic of Philippines	5.900%	2/4/2050	5,404	5,473
	Republic of Philippines	5.750%	1/27/2051	4,053	4,029
	ROP Sukuk Trust	5.045%	6/6/2029	5,150	5,229
					195,296
Poland (2.5%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/2033	8,815	8,996
[1]	Bank Gospodarstwa Krajowego	5.750%	7/9/2034	6,700	6,960
	Bank Gospodarstwa Krajowego	5.750%	7/9/2034	1,400	1,459
[1]	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	6,575	6,621
	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	2,000	2,020
	Republic of Poland	5.500%	11/16/2027	7,152	7,287
	Republic of Poland	4.625%	3/18/2029	7,095	7,176
	Republic of Poland	4.875%	2/12/2030	13,417	13,691
	Republic of Poland	4.625%	4/14/2031	4,855	4,887
	Republic of Poland	5.750%	11/16/2032	7,422	7,827
	Republic of Poland	4.875%	10/4/2033	12,366	12,379
	Republic of Poland	5.125%	9/18/2034	14,416	14,529
	Republic of Poland	5.375%	2/12/2035	13,410	13,661
	Republic of Poland	5.375%	4/14/2036	12,155	12,224
12

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Poland	5.500%	4/4/2053	11,450	10,682
	Republic of Poland	5.500%	3/18/2054	17,718	16,489
	Republic of Poland	6.125%	4/14/2056	12,086	12,122
					159,010
Qatar (3.2%)
[1]	Global Sukuk Ventures	4.250%	11/10/2035	10,033	9,813
	Global Sukuk Ventures	4.250%	11/10/2035	8,279	8,097
	State of Qatar	4.500%	2/27/2028	3,925	3,935
	State of Qatar	4.500%	4/23/2028	9,500	9,518
	State of Qatar	4.500%	4/23/2028	12,405	12,464
[1]	State of Qatar	3.625%	11/10/2028	4,100	4,029
	State of Qatar	3.625%	11/10/2028	950	934
	State of Qatar	4.000%	3/14/2029	19,900	19,693
	State of Qatar	4.625%	5/29/2029	4,907	4,937
	State of Qatar	3.750%	4/16/2030	14,004	13,716
[1]	State of Qatar	9.750%	6/15/2030	7,024	8,423
	State of Qatar	4.750%	5/29/2034	7,605	7,766
[1]	State of Qatar	4.875%	2/27/2035	6,500	6,663
	State of Qatar	4.875%	2/27/2035	2,300	2,354
[1]	State of Qatar	6.400%	1/20/2040	5,439	6,127
[1]	State of Qatar	5.750%	1/20/2042	4,850	5,106
	State of Qatar	4.625%	6/2/2046	10,001	8,962
	State of Qatar	5.103%	4/23/2048	26,418	25,103
	State of Qatar	4.817%	3/14/2049	28,883	26,321
	State of Qatar	4.400%	4/16/2050	24,435	20,859
					204,820
Romania (1.9%)
	Romania	5.250%	11/25/2027	4,596	4,607
	Romania	6.625%	2/17/2028	8,306	8,508
	Romania	5.875%	1/30/2029	9,166	9,312
[1]	Romania	5.750%	9/16/2030	2,562	2,589
	Romania	5.750%	9/16/2030	7,500	7,579
	Romania	3.000%	2/14/2031	6,468	5,790
	Romania	3.625%	3/27/2032	5,298	4,760
	Romania	7.125%	1/17/2033	8,192	8,689
	Romania	6.375%	1/30/2034	9,128	9,231
	Romania	6.000%	5/25/2034	6,064	5,999
[1]	Romania	5.750%	3/24/2035	8,026	7,719
	Romania	5.750%	3/24/2035	1,598	1,541
[1]	Romania	6.625%	5/16/2036	6,590	6,657
	Romania	6.625%	5/16/2036	4,376	4,427
[1]	Romania	5.750%	7/4/2036	8,180	7,706
[1]	Romania	7.500%	2/10/2037	4,750	5,079
	Romania	7.500%	2/10/2037	260	279
	Romania	6.125%	1/22/2044	4,914	4,574
	Romania	5.125%	6/15/2048	6,436	5,123
	Romania	4.000%	2/14/2051	9,734	6,449
	Romania	7.625%	1/17/2053	5,696	6,075
					122,693
Rwanda (0.0%)
	Republic of Rwanda	5.500%	8/9/2031	2,910	2,722
Saudi Arabia (8.3%)
	Kingdom of Saudi Arabia	5.125%	1/13/2028	23,774	24,027
	Kingdom of Saudi Arabia	4.750%	1/18/2028	15,847	15,917
	Kingdom of Saudi Arabia	3.625%	3/4/2028	23,786	23,397
[1]	Kingdom of Saudi Arabia	4.125%	1/12/2029	10,600	10,480
	Kingdom of Saudi Arabia	4.125%	1/12/2029	2,000	1,976
	Kingdom of Saudi Arabia	4.375%	4/16/2029	19,575	19,448
	Kingdom of Saudi Arabia	4.750%	1/16/2030	16,153	16,232
	Kingdom of Saudi Arabia	4.500%	4/17/2030	14,575	14,506
	Kingdom of Saudi Arabia	3.250%	10/22/2030	7,574	7,129
[1]	Kingdom of Saudi Arabia	4.375%	1/12/2031	11,630	11,453
	Kingdom of Saudi Arabia	4.375%	1/12/2031	2,200	2,168
	Kingdom of Saudi Arabia	5.375%	1/13/2031	14,682	15,069
	Kingdom of Saudi Arabia	2.750%	2/3/2032	4,838	4,343
	Kingdom of Saudi Arabia	5.500%	10/25/2032	12,100	12,527
	Kingdom of Saudi Arabia	2.250%	2/2/2033	12,863	10,914
	Kingdom of Saudi Arabia	4.875%	7/18/2033	16,853	16,794
13

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kingdom of Saudi Arabia	5.000%	1/16/2034	19,842	19,883
	Kingdom of Saudi Arabia	5.625%	1/13/2035	19,330	20,098
[1]	Kingdom of Saudi Arabia	4.875%	1/12/2036	12,262	12,051
	Kingdom of Saudi Arabia	4.875%	1/12/2036	1,700	1,671
	Kingdom of Saudi Arabia	4.500%	10/26/2046	31,728	26,188
	Kingdom of Saudi Arabia	4.625%	10/4/2047	21,769	18,149
	Kingdom of Saudi Arabia	5.000%	4/17/2049	17,474	15,302
	Kingdom of Saudi Arabia	5.250%	1/16/2050	16,492	15,016
	Kingdom of Saudi Arabia	3.250%	11/17/2051	6,040	3,881
	Kingdom of Saudi Arabia	5.000%	1/18/2053	17,543	15,131
	Kingdom of Saudi Arabia	5.750%	1/16/2054	22,352	21,484
	Kingdom of Saudi Arabia	3.750%	1/21/2055	11,730	8,100
[1]	Kingdom of Saudi Arabia	5.875%	1/12/2056	14,100	13,529
	Kingdom of Saudi Arabia	5.875%	1/12/2056	2,800	2,688
	Kingdom of Saudi Arabia	4.500%	4/22/2060	14,650	11,339
	Kingdom of Saudi Arabia	3.450%	2/2/2061	10,218	6,381
	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	11,105	10,918
[1]	KSA Ijarah Sukuk Ltd.	4.875%	9/9/2035	1,600	1,572
	KSA Ijarah Sukuk Ltd.	4.875%	9/9/2035	13,269	13,049
	KSA Sukuk Ltd.	5.250%	6/4/2027	5,028	5,072
	KSA Sukuk Ltd.	5.268%	10/25/2028	11,705	11,887
	KSA Sukuk Ltd.	4.303%	1/19/2029	9,876	9,805
	KSA Sukuk Ltd.	4.274%	5/22/2029	14,727	14,607
	KSA Sukuk Ltd.	2.969%	10/29/2029	12,195	11,555
	KSA Sukuk Ltd.	5.250%	6/4/2030	7,348	7,502
	KSA Sukuk Ltd.	2.250%	5/17/2031	9,847	8,741
	KSA Sukuk Ltd.	4.511%	5/22/2033	13,810	13,493
	KSA Sukuk Ltd.	5.250%	6/4/2034	11,100	11,289
					536,761
Senegal (0.1%)
[2]	Republic of Senegal	7.750%	6/10/2031	5,853	3,513
[2]	Republic of Senegal	6.250%	5/23/2033	4,775	2,682
[2]	Republic of Senegal	6.750%	3/13/2048	4,650	2,521
					8,716
Serbia (0.3%)
	Republic of Serbia	6.250%	5/26/2028	3,525	3,620
	Republic of Serbia	2.125%	12/1/2030	5,170	4,526
	Republic of Serbia	6.500%	9/26/2033	5,530	5,884
[1]	Republic of Serbia	6.000%	6/12/2034	5,715	5,873
	Republic of Serbia	6.000%	6/12/2034	1,325	1,360
					21,263
South Africa (1.7%)
	Republic of South Africa	4.850%	9/27/2027	4,278	4,286
	Republic of South Africa	4.300%	10/12/2028	9,545	9,441
	Republic of South Africa	4.850%	9/30/2029	10,049	9,976
	Republic of South Africa	5.875%	6/22/2030	6,649	6,773
	Republic of South Africa	5.875%	4/20/2032	6,500	6,594
[1]	Republic of South Africa	7.100%	11/19/2036	6,565	6,869
	Republic of South Africa	7.100%	11/19/2036	2,190	2,293
[1]	Republic of South Africa	6.125%	12/11/2037	7,356	7,011
	Republic of South Africa	6.125%	12/11/2037	3,600	3,432
	Republic of South Africa	6.250%	3/8/2041	3,193	2,951
	Republic of South Africa	5.375%	7/24/2044	5,040	4,082
	Republic of South Africa	5.000%	10/12/2046	5,219	3,898
	Republic of South Africa	5.650%	9/27/2047	6,913	5,579
	Republic of South Africa	6.300%	6/22/2048	2,872	2,502
	Republic of South Africa	5.750%	9/30/2049	14,690	11,838
	Republic of South Africa	7.300%	4/20/2052	7,894	7,572
[1]	Republic of South Africa	7.950%	11/19/2054	5,850	5,984
	Republic of South Africa	7.950%	11/19/2054	1,057	1,082
[1]	Republic of South Africa	7.250%	12/11/2055	7,840	7,384
	Republic of South Africa	7.250%	12/11/2055	800	753
					110,300
Sri Lanka (0.6%)
[2]	Republic of Sri Lanka	4.000%	4/15/2028	4,749	4,529
[4]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/2027	3.100%	1/15/2030	5,326	5,078
[4]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/2027	3.350%	3/15/2033	10,509	9,371
[4]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/2027	3.600%	5/15/2036	4,833	4,567
14

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/2027	3.600%	2/15/2038	9,684	9,189
[4]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/2027	3.600%	6/15/2035	6,941	5,358
					38,092
Suriname (0.2%)
[1]	Republic of Suriname	7.700%	11/6/2030	2,531	2,633
[1]	Republic of Suriname	8.500%	11/6/2035	5,742	6,245
	Republic of Suriname International	8.500%	11/6/2035	900	979
					9,857
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.500%	6/26/2030	2,240	2,162
	Republic of Trinidad & Tobago	5.950%	1/14/2031	3,204	3,258
	Republic of Trinidad & Tobago	6.400%	6/26/2034	3,762	3,849
[1]	Republic of Trinidad & Tobago	6.500%	1/28/2036	4,710	4,816
					14,085
Turkiye (5.9%)
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/2029	12,134	12,939
[1]	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/2030	8,400	8,517
	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/2030	4,025	4,082
	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	12,145	12,353
	Republic of Turkiye	8.600%	9/24/2027	9,750	10,190
	Republic of Turkiye	9.875%	1/15/2028	17,132	18,320
	Republic of Turkiye	5.125%	2/17/2028	9,425	9,356
	Republic of Turkiye	6.125%	10/24/2028	14,028	14,188
	Republic of Turkiye	9.375%	3/14/2029	11,622	12,656
	Republic of Turkiye	7.625%	4/26/2029	13,875	14,503
	Republic of Turkiye	11.875%	1/15/2030	7,411	8,858
	Republic of Turkiye	5.250%	3/13/2030	10,069	9,732
	Republic of Turkiye	9.125%	7/13/2030	11,383	12,569
	Republic of Turkiye	5.950%	1/15/2031	11,145	10,935
	Republic of Turkiye	6.375%	5/22/2031	8,990	8,914
	Republic of Turkiye	5.875%	6/26/2031	8,666	8,406
	Republic of Turkiye	7.125%	2/12/2032	12,661	12,917
	Republic of Turkiye	7.250%	5/29/2032	10,045	10,276
	Republic of Turkiye	7.125%	7/17/2032	8,588	8,730
	Republic of Turkiye	9.375%	1/19/2033	13,325	15,084
	Republic of Turkiye	6.300%	3/14/2033	10,256	9,900
	Republic of Turkiye	6.500%	9/20/2033	7,100	6,904
	Republic of Turkiye	8.000%	2/14/2034	6,929	7,411
	Republic of Turkiye	7.625%	5/15/2034	14,625	15,229
	Republic of Turkiye	6.500%	1/3/2035	16,713	16,112
	Republic of Turkiye	6.950%	9/16/2035	9,757	9,611
	Republic of Turkiye	6.875%	3/17/2036	12,929	12,673
	Republic of Turkiye	6.800%	11/4/2036	10,877	10,551
	Republic of Turkiye	6.875%	1/14/2038	7,636	7,307
	Republic of Turkiye	7.250%	3/5/2038	4,595	4,642
	Republic of Turkiye	6.750%	5/30/2040	9,691	9,069
	Republic of Turkiye	6.000%	1/14/2041	14,278	12,236
	Republic of Turkiye	4.875%	4/16/2043	14,490	10,511
	Republic of Turkiye	6.625%	2/17/2045	14,600	12,821
	Republic of Turkiye	5.750%	5/11/2047	16,484	12,798
					381,300
Ukraine (0.9%)
[4]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2030	2,985	1,899
[4]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2034	9,491	4,500
[1,4]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	5,391	2,736
[4]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	2,430	1,239
[1,4]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2036	2,930	1,484
[4]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2036	3,280	1,670
[1,4]	Ukraine, 5.500% coupon rate effective 2/1/2027	4.000%	2/1/2032	16,663	12,776
[4]	Ukraine, 5.500% coupon rate effective 2/1/2027	4.000%	2/1/2032	910	698
[4]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2029	5,539	4,321
[4]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	15,252	9,367
[1,4]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2035	10,309	6,196
[4]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2035	3,885	2,347
[1,4]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	8,413	4,968
[4]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	3,560	2,115
					56,316
15

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Arab Emirates (4.8%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/2029	7,680	7,796
	Dubai DOF Sukuk Ltd.	2.763%	9/9/2030	6,625	6,152
	Emirate of Abu Dhabi	3.125%	10/11/2027	19,341	19,043
	Emirate of Abu Dhabi	1.625%	6/2/2028	10,057	9,511
[1]	Emirate of Abu Dhabi	3.625%	10/2/2028	4,100	4,036
	Emirate of Abu Dhabi	4.875%	4/30/2029	13,700	13,923
	Emirate of Abu Dhabi	2.500%	9/30/2029	13,398	12,596
	Emirate of Abu Dhabi	3.125%	4/16/2030	14,935	14,245
	Emirate of Abu Dhabi	1.700%	3/2/2031	8,699	7,674
[1]	Emirate of Abu Dhabi	3.750%	3/5/2031	6,100	5,920
	Emirate of Abu Dhabi	1.875%	9/15/2031	7,650	6,699
	Emirate of Abu Dhabi	2.000%	10/19/2031	4,660	4,138
	Emirate of Abu Dhabi	4.050%	7/7/2032	9,133	8,953
	Emirate of Abu Dhabi	4.917%	9/25/2033	7,155	7,303
	Emirate of Abu Dhabi	5.000%	4/30/2034	14,626	14,983
[1]	Emirate of Abu Dhabi	4.857%	7/2/2034	5,000	5,090
	Emirate of Abu Dhabi	4.857%	7/2/2034	2,150	2,192
[1]	Emirate of Abu Dhabi	4.250%	10/2/2035	2,200	2,122
	Emirate of Abu Dhabi	4.250%	10/2/2035	8,875	8,557
[1]	Emirate of Abu Dhabi	4.250%	3/5/2036	8,490	8,179
	Emirate of Abu Dhabi	2.875%	10/19/2041	5,538	4,075
	Emirate of Abu Dhabi	4.125%	10/11/2047	15,098	12,183
	Emirate of Abu Dhabi	3.125%	9/30/2049	20,137	13,477
	Emirate of Abu Dhabi	3.875%	4/16/2050	20,543	15,626
	Emirate of Abu Dhabi	3.000%	9/15/2051	5,440	3,482
	Emirate of Abu Dhabi	4.951%	7/7/2052	5,924	5,370
	Emirate of Abu Dhabi	5.500%	4/30/2054	9,140	8,915
	Emirate of Abu Dhabi	3.250%	10/19/2061	9,200	5,889
	Emirate of Abu Dhabi	2.700%	9/2/2070	6,354	3,362
	Emirate of Dubai	5.250%	1/30/2043	4,425	4,210
	Emirate of Dubai	3.900%	9/9/2050	7,328	5,199
	Finance Department Government of Sharjah	6.500%	11/23/2032	4,969	5,137
	Finance Department Government of Sharjah	3.625%	3/10/2033	4,133	3,578
	Finance Department Government of Sharjah	6.125%	3/6/2036	3,825	3,822
	Finance Department Government of Sharjah	4.000%	7/28/2050	4,968	3,166
	Finance Department Government of Sharjah	4.375%	3/10/2051	2,589	1,743
	RAK Capital	5.000%	3/12/2035	4,693	4,702
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	4,465	4,356
	Sharjah Sukuk Program Ltd.	4.226%	3/14/2028	6,025	5,935
	Sharjah Sukuk Program Ltd.	3.234%	10/23/2029	5,136	4,816
	Sharjah Sukuk Program Ltd.	3.886%	4/4/2030	3,375	3,227
	Sharjah Sukuk Program Ltd.	3.200%	7/13/2031	3,991	3,617
	Sharjah Sukuk Program Ltd.	6.092%	3/19/2034	4,400	4,558
[1]	Sharjah Sukuk Program Ltd.	5.433%	4/17/2035	3,690	3,640
	Sharjah Sukuk Program Ltd.	5.433%	4/17/2035	1,000	987
[1]	Sharjah Sukuk Program Ltd.	5.192%	5/25/2036	2,815	2,720
	Sharjah Sukuk Program Ltd.	5.192%	5/25/2036	1,000	969
					307,873
Uruguay (1.3%)
[2]	Oriental Republic of Uruguay	4.375%	10/27/2027	5,489	5,502
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	10,313	10,340
	Oriental Republic of Uruguay	7.875%	1/15/2033	4,174	4,902
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	10,971	11,525
[2]	Oriental Republic of Uruguay	7.625%	3/21/2036	5,609	6,645
[2]	Oriental Republic of Uruguay	5.442%	2/14/2037	9,771	10,077
[2]	Oriental Republic of Uruguay	4.125%	11/20/2045	3,395	2,933
[2]	Oriental Republic of Uruguay	5.100%	6/18/2050	18,980	17,621
[2]	Oriental Republic of Uruguay	4.975%	4/20/2055	12,672	11,395
[2]	Oriental Republic of Uruguay	5.250%	9/10/2060	5,596	5,149
					86,089
Uzbekistan (0.3%)
	Republic of Uzbekistan	7.850%	10/12/2028	3,529	3,746
	Republic of Uzbekistan	5.375%	2/20/2029	2,411	2,425
	Republic of Uzbekistan	3.700%	11/25/2030	3,934	3,672
	Republic of Uzbekistan	3.900%	10/19/2031	2,859	2,659
[1]	Republic of Uzbekistan	6.900%	2/28/2032	2,175	2,328
	Republic of Uzbekistan	6.900%	2/28/2032	1,775	1,892
[1]	Republic of Uzbekistan	6.947%	5/25/2032	200	215
16

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Uzbekistan	6.947%	5/25/2032	200	215
					17,152
Zambia (0.2%)
	Republic of Zambia	0.500%	12/31/2053	6,738	4,613
[4]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	5,910	5,825
					10,438
Total Sovereign Bonds (Cost $5,641,313)					5,564,828
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[6]	Vanguard Market Liquidity Fund (Cost $28,128)	3.685%		281,307	28,128
Total Investments (98.6%) (Cost $6,490,969)					6,389,247
Other Assets and Liabilities—Net (1.4%)					88,672
Net Assets (100.0%)					6,477,919
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $697,192, representing 10.8% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Guaranteed by the Kingdom of Saudi Arabia.
4	Step bond.
5	Non-income-producing security—security in default.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	35	7,249	(63)
Ultra Long U.S. Treasury Bond	June 2026	28	3,221	(155)
				(218)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2026	(97)	(10,947)	303
				85

See accompanying Notes, which are an integral part of the Financial Statements.
17

Emerging Markets Government Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,462,841)	6,361,119
Affiliated Issuers (Cost $28,128)	28,128
Total Investments in Securities	6,389,247
Investment in Vanguard	150
Cash Collateral Received for ETF Capital Activity	3,561
Foreign Currency, at Value (Cost $22)	23
Receivables for Investment Securities Sold	89,853
Receivables for Accrued Income	84,228
Receivables for Capital Shares Issued	230
Total Assets	6,567,292
Liabilities
Due to Custodian	75
Payables for Investment Securities Purchased	85,314
Collateral for ETF Capital Activity	3,561
Payables for Capital Shares Redeemed	8
Payables to Vanguard	395
Variation Margin Payable—Futures Contracts	20
Total Liabilities	89,373
Net Assets	6,477,919
At April 30, 2026, net assets consisted of:

Paid-in Capital	7,037,046
Total Distributable Earnings (Loss)	(559,127)
Net Assets	6,477,919

ETF Shares—Net Assets
Applicable to 89,954,062 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,011,239
Net Asset Value Per Share—ETF Shares	$66.83

Admiral™ Shares—Net Assets
Applicable to 9,923,679 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	167,020
Net Asset Value Per Share—Admiral Shares	$16.83

Institutional Shares—Net Assets
Applicable to 11,100,762 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	299,660
Net Asset Value Per Share—Institutional Shares	$26.99

See accompanying Notes, which are an integral part of the Financial Statements.
18

Emerging Markets Government Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	185,989
Total Income	185,989
Expenses
The Vanguard Group—Note C
Investment Advisory Services	310
Management and Administrative—ETF Shares	3,619
Management and Administrative—Admiral Shares	151
Management and Administrative—Institutional Shares	130
Marketing and Distribution—ETF Shares	141
Marketing and Distribution—Admiral Shares	4
Marketing and Distribution—Institutional Shares	5
Custodian Fees	45
Shareholders’ Reports—ETF Shares	133
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	71
Total Expenses	4,614
Net Investment Income	181,375
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,036
Futures Contracts	125
Foreign Currencies	—
Realized Net Gain (Loss)	2,161
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(109,176)
Futures Contracts	51
Foreign Currencies	1
Change in Unrealized Appreciation (Depreciation)	(109,124)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,412
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $389, ($1), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $12,024 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Government Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	181,375	333,221
Realized Net Gain (Loss)	2,161	(1,093)
Change in Unrealized Appreciation (Depreciation)	(109,124)	262,587
Net Increase (Decrease) in Net Assets Resulting from Operations	74,412	594,715
Distributions
ETF Shares	(164,330)	(313,867)
Admiral Shares	(4,002)	(9,568)
Institutional Shares	(7,050)	(15,029)
Total Distributions	(175,382)	(338,464)
Capital Share Transactions
ETF Shares	787,337	(393,344)
Admiral Shares	3,430	3,213
Institutional Shares	19,396	61,639
Net Increase (Decrease) from Capital Share Transactions	810,163	(328,492)
Total Increase (Decrease)	709,193	(72,241)
Net Assets
Beginning of Period	5,768,726	5,840,967
End of Period	6,477,919	5,768,726

See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Government Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$67.92	$64.61	$57.98	$57.55	$78.02	$78.01
Investment Operations
Net Investment Income[1]	1.954	4.014	3.860	3.407	3.170	3.190
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.105)	3.350	6.486	.484	(20.455)	(.036)
Total from Investment Operations	.849	7.364	10.346	3.891	(17.285)	3.154
Distributions
Dividends from Net Investment Income	(1.939)	(4.054)	(3.716)	(3.461)	(3.185)	(3.144)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.939)	(4.054)	(3.716)	(3.461)	(3.185)	(3.144)
Net Asset Value, End of Period	$66.83	$67.92	$64.61	$57.98	$57.55	$78.02
Total Return	1.27%	11.93%	18.21%	6.62%	-22.68%	4.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,011	$5,320	$5,478	$3,223	$2,582	$3,024
Ratio of Total Expenses to Average Net Assets	0.15%	0.16%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	5.87%	6.21%	6.09%	5.58%	4.73%	4.02%
Portfolio Turnover Rate[4]	14%	27%	24%	17%	17%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.02, $.02, and $.00.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Government Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.03	$16.18	$14.53	$14.42	$19.58	$19.58
Investment Operations
Net Investment Income[1]	.488	1.004	.966	.856	.798	.806
Net Realized and Unrealized Gain (Loss) on Investments	(.283)	.852	1.632	.127	(5.149)	(.015)
Total from Investment Operations	.205	1.856	2.598	.983	(4.351)	.791
Distributions
Dividends from Net Investment Income	(.405)	(1.006)	(.948)	(.873)	(.809)	(.791)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.405)	(1.006)	(.948)	(.873)	(.809)	(.791)
Net Asset Value, End of Period	$16.83	$17.03	$16.18	$14.53	$14.42	$19.58
Total Return[2]	1.22%	11.94%	18.16%	6.65%	-22.67%	4.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$167	$166	$154	$148	$156	$242
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	5.81%	6.17%	6.07%	5.57%	4.69%	4.03%
Portfolio Turnover Rate[4]	14%	27%	24%	17%	17%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Emerging Markets Government Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.31	$25.96	$23.30	$23.13	$31.41	$31.40
Investment Operations
Net Investment Income[1]	.795	1.622	1.566	1.381	1.286	1.298
Net Realized and Unrealized Gain (Loss) on Investments	(.456)	1.357	2.619	.196	(8.261)	(.014)
Total from Investment Operations	.339	2.979	4.185	1.577	(6.975)	1.284
Distributions
Dividends from Net Investment Income	(.659)	(1.629)	(1.525)	(1.407)	(1.305)	(1.274)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.659)	(1.629)	(1.525)	(1.407)	(1.305)	(1.274)
Net Asset Value, End of Period	$26.99	$27.31	$25.96	$23.30	$23.13	$31.41
Total Return[2]	1.26%	11.95%	18.25%	6.64%	-22.66%	4.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$300	$284	$208	$112	$54	$45
Ratio of Total Expenses to Average Net Assets	0.11%	0.14%	0.18%[3]	0.18%[3]	0.18%[3]	0.18%
Ratio of Net Investment Income to Average Net Assets	5.91%	6.21%	6.12%	5.60%	4.79%	4.05%
Portfolio Turnover Rate[4]	14%	27%	24%	17%	17%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Emerging Markets Government Bond Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
24

Emerging Markets Government Bond Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $150,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	352	—	352
Corporate Bonds	—	795,939	—	795,939
Sovereign Bonds	—	5,564,828	—	5,564,828
Temporary Cash Investments	28,128	—	—	28,128
Total	28,128	6,361,119	—	6,389,247
Derivative Financial Instruments
Assets
Futures Contracts[1]	303	—	—	303
Liabilities
Futures Contracts[1]	(218)	—	—	(218)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
25

Emerging Markets Government Bond Index Fund
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,497,922
Gross Unrealized Appreciation	140,523
Gross Unrealized Depreciation	(249,113)
Net Unrealized Appreciation (Depreciation)	(108,590)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $482,608,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2026, the fund purchased $665,701,000 of investment securities and sold $646,742,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $223,317,000 and $222,914,000, respectively.In addition, the fund purchased and sold investment securities of $1,059,188,000 and $291,586,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,086,847	16,130	1,353,611	20,736
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(299,510)	(4,500)	(1,746,955)	(27,200)
Net Increase (Decrease)—ETF Shares	787,337	11,630	(393,344)	(6,464)
Admiral Shares
Issued[1]	16,637	980	29,286	1,792
Issued in Lieu of Cash Distributions	3,132	186	7,424	456
Redeemed	(16,339)	(966)	(33,497)	(2,063)
Net Increase (Decrease)—Admiral Shares	3,430	200	3,213	185
Institutional Shares
Issued[1]	19,112	704	65,083	2,492
Issued in Lieu of Cash Distributions	7,050	260	15,029	575
Redeemed	(6,766)	(249)	(18,473)	(711)
Net Increase (Decrease)—Institutional Shares	19,396	715	61,639	2,356
1	Includes purchase fees for fiscal 2026 and 2025 of $265 and $109, respectively (fund totals).
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
26

Emerging Markets Government Bond Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q11202 062026
27

Financial Statements
For the six-months ended April 30, 2026
Vanguard Global Minimum Volatility Fund

Contents
Financial Statements	1

Global Minimum Volatility Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.3%)
Australia (3.4%)
	Wesfarmers Ltd.	261,910	13,913
	Medibank Pvt Ltd.	4,006,169	13,622
	Brambles Ltd.	671,444	10,991
	Coles Group Ltd.	579,351	9,234
	Insurance Australia Group Ltd.	1,240,901	6,748
	Transurban Group	355,198	3,600
	Woolworths Group Ltd.	79,208	1,967
	CAR Group Ltd.	101,755	1,877
*	Light & Wonder Inc. GDR	21,240	1,780
	APA Group	208,203	1,555
	CSL Ltd.	11,979	1,081
	Washington H Soul Pattinson & Co. Ltd.	25,507	778
			67,146
Belgium (0.1%)
	Colruyt Group NV	37,079	1,429
*	Argenx SE	1,140	894
			2,323
Brazil (1.2%)
	Itau Unibanco Holding SA ADR	2,550,582	22,190
	Petroleo Brasileiro SA - Petrobras ADR	106,385	2,115
			24,305
Canada (3.9%)
[1]	Hydro One Ltd.	507,688	21,812
	Pembina Pipeline Corp.	333,973	15,546
	Dollarama Inc.	105,986	13,545
	Intact Financial Corp.	57,574	11,094
	Enbridge Inc.	184,389	10,227
	Fortis Inc. (XTSE)	67,577	3,865
*	Kinaxis Inc.	4,750	491
	Royal Bank of Canada	2,451	441
			77,021
China (0.7%)
	Sinopharm Group Co. Ltd. Class H	2,595,200	6,173
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	701,000	3,503
	Tencent Holdings Ltd.	30,800	1,871
	Beijing Enterprises Holdings Ltd.	380,500	1,507
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	131,200	1,000
			14,054
Denmark (0.1%)
	Tryg A/S	111,348	2,676
Finland (0.3%)
	Sampo OYJ Class A (XHEL)	633,903	6,587
France (3.4%)
	Orange SA	1,486,576	30,954
	Danone SA	281,090	22,023
	Engie SA (XPAR)	258,023	8,505
	Klepierre SA	94,914	3,846
*	Sodexo Inc.	28,267	1,438
	Sanofi SA	15,189	1,421
			68,187
Germany (0.5%)
[1]	Scout24 SE	74,063	6,167
	SAP SE	17,535	2,944
			9,111
1

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
Hong Kong (0.8%)
	CLP Holdings Ltd.	1,437,605	13,823
	Power Assets Holdings Ltd.	334,770	2,767
			16,590
India (3.2%)
	Dr Reddy's Laboratories Ltd. ADR	1,794,763	24,481
	ICICI Bank Ltd. ADR	859,288	22,848
	HDFC Bank Ltd. ADR	677,406	17,213
			64,542
Indonesia (0.1%)
	Telkom Indonesia Persero Tbk PT ADR	67,712	1,145
Israel (0.6%)
	Elbit Systems Ltd.	4,391	3,653
*	Tower Semiconductor Ltd.	15,264	3,181
	Israel Discount Bank Ltd. Class A	121,586	1,353
	First International Bank of Israel Ltd.	10,615	888
*	Doral Group Renewable Energy Resources Ltd.	34,411	859
*	Enlight Renewable Energy Ltd.	9,591	853
*	OPC Energy Ltd.	15,729	658
			11,445
Italy (0.8%)
	Eni SpA	589,825	16,678
Japan (2.4%)
	Softbank Corp.	13,712,700	19,300
	McDonald's Holdings Co. Japan Ltd.	146,900	7,622
	Kyushu Railway Co.	219,400	5,036
	Nippon Building Fund Inc.	3,378	2,837
	Yamada Holdings Co. Ltd.	502,100	1,674
	Japan Real Estate Investment Corp.	1,935	1,481
	Obic Co. Ltd.	53,200	1,414
	Toho Co. Ltd.	144,500	1,332
	Japan Metropolitan Fund Investment	1,451	1,075
	GLP J-Reit	1,081	937
	COMSYS Holdings Corp.	23,700	853
	KDX Realty Investment Corp.	592	618
	Otsuka Corp.	30,400	564
	Nomura Real Estate Master Fund Inc.	494	509
	SHO-BOND Holdings Co. Ltd.	58,400	494
	Daiwa House REIT Investment Corp.	533	429
	Seino Holdings Co. Ltd.	26,200	402
	USS Co. Ltd.	37,100	401
			46,978
Mexico (0.3%)
	America Movil SAB de CV ADR	171,455	4,560
	Fomento Economico Mexicano SAB de CV ADR	19,568	2,314
			6,874
Netherlands (1.0%)
	Koninklijke KPN NV	2,381,986	12,738
	ASML Holding NV	4,839	6,995
			19,733
Norway (0.4%)
	Orkla ASA	302,417	3,730
	DNB Bank ASA	47,639	1,443
	Equinor ASA	24,330	990
	Storebrand ASA	41,088	794
	Telenor ASA	46,170	761
			7,718
Singapore (0.7%)
	Oversea-Chinese Banking Corp. Ltd.	673,661	11,622
	Singapore Technologies Engineering Ltd.	108,300	918
	United Overseas Bank Ltd.	14,300	407
			12,947
South Korea (3.0%)
	KT&G Corp.	151,177	18,226
[2]	LEENO Industrial Inc.	181,395	14,812
2

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Celltrion Inc.	42,909	5,845
	NAVER Corp.	29,418	4,226
	HMM Co. Ltd.	300,353	4,187
	DB HiTek Co. Ltd.	37,158	4,023
	Industrial Bank of Korea	166,218	2,548
	Sanil Electric Co. Ltd.	10,754	1,963
	Samsung SDS Co. Ltd.	12,289	1,391
	Kangwon Land Inc.	65,906	767
	Tokai Carbon Korea Co. Ltd.	3,652	737
			58,725
Spain (0.5%)
	Bankinter SA	519,969	8,653
	Logista Integral SA	18,859	737
			9,390
Sweden (0.4%)
	Tele2 AB Class B	280,452	5,750
	Essity AB Class B	80,766	2,144
			7,894
Switzerland (3.0%)
	Swisscom AG (Registered)	34,594	29,260
	Novartis AG (Registered)	165,348	24,437
[1]	Galenica AG	31,535	3,360
	Banque Cantonale Vaudoise (Registered)	17,241	2,717
	PSP Swiss Property AG (Registered)	4,143	828
			60,602
Taiwan (5.0%)
	United Microelectronics Corp. ADR	2,675,138	34,937
	ASE Technology Holding Co. Ltd. ADR	1,013,691	31,840
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	77,220	30,584
	Chunghwa Telecom Co. Ltd. ADR	71,220	3,087
			100,448
United Kingdom (5.6%)
	Shell plc (XLON)	655,209	29,790
	Compass Group plc	907,281	25,637
	Pearson plc	1,099,156	16,220
	GSK plc	395,740	10,375
	Sage Group plc	715,833	8,538
	Haleon plc	1,459,146	6,738
	AstraZeneca plc	31,205	5,920
	Unilever plc	91,359	5,328
[1]	Autotrader Group plc	299,178	2,013
	Softcat plc	33,439	628
	Carnival plc	16,572	440
	Smiths Group plc	12,699	438
			112,065
United States (56.9%)
	Coca-Cola Co.	404,576	31,864
	Waste Management Inc.	128,682	29,925
[3]	Apple Inc.	109,554	29,727
	Motorola Solutions Inc.	66,613	29,245
*,3	O'Reilly Automotive Inc.	290,955	28,921
[3]	Johnson & Johnson	125,682	28,888
	Cboe Global Markets Inc.	95,656	28,705
	Church & Dwight Co. Inc.	291,280	28,272
	Republic Services Inc.	134,833	28,210
[3]	McDonald's Corp.	95,781	28,120
	TJX Cos. Inc.	178,677	28,008
[3]	Microsoft Corp.	68,101	27,770
[3,4]	Cisco Systems Inc.	301,338	27,572
	Cencora Inc.	87,349	26,904
	White Mountains Insurance Group Ltd.	11,312	25,248
[3]	Lockheed Martin Corp.	48,471	25,107
	Texas Instruments Inc.	89,050	25,030
	Northrop Grumman Corp.	42,741	24,768
	McKesson Corp.	30,092	24,531
	Amdocs Ltd.	355,191	22,970
	RTX Corp.	124,654	21,948
3

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
[3]	International Business Machines Corp.	91,836	21,212
	Analog Devices Inc.	52,014	20,923
	Omega Healthcare Investors Inc.	410,358	19,274
	Southern Co.	198,032	19,150
	VeriSign Inc.	70,781	19,016
[3]	Alphabet Inc. Class C	47,981	18,326
[3]	Colgate-Palmolive Co.	212,887	18,172
	Consolidated Edison Inc.	162,605	18,129
	AptarGroup Inc.	137,998	17,068
	CME Group Inc.	58,070	16,714
[3]	NVIDIA Corp.	82,520	16,469
	IDACORP Inc.	110,117	16,269
*	FTI Consulting Inc.	88,998	15,957
	General Dynamics Corp.	46,139	15,886
	Roper Technologies Inc.	44,288	15,714
*	Boston Scientific Corp.	267,740	15,424
[3]	Alphabet Inc. Class A	37,216	14,321
	Dolby Laboratories Inc. Class A	223,006	14,304
	Agree Realty Corp.	159,435	12,294
[3]	Fox Corp. Class B	209,417	11,941
[3]	General Mills Inc.	320,764	11,326
	Chemed Corp.	25,121	10,676
	Atmos Energy Corp.	52,975	10,064
	Procter & Gamble Co.	66,748	9,818
	Automatic Data Processing Inc.	43,331	9,184
	Equity LifeStyle Properties Inc.	145,108	9,184
	Aon plc Class A (XNYS)	28,388	8,847
	Caterpillar Inc. (XNYS)	9,738	8,668
*	Madison Square Garden Sports Corp.	25,279	8,657
	Micron Technology Inc.	15,985	8,267
	Chubb Ltd.	24,728	8,086
*	Berkshire Hathaway Inc. Class A	10	7,119
[3]	Progressive Corp.	34,886	7,022
	Kimberly-Clark Corp.	69,689	6,859
	Abbott Laboratories	68,228	6,194
	AbbVie Inc.	28,413	6,004
	Duke Energy Corp.	44,261	5,734
*	Cirrus Logic Inc.	33,969	5,540
*	Tesla Inc.	13,672	5,218
	FirstEnergy Corp.	108,594	5,160
	Intuit Inc.	13,044	5,068
*	AutoZone Inc.	1,288	4,771
	W R Berkley Corp.	68,481	4,577
	Visa Inc. Class A (XNYS)	12,959	4,274
*	Box Inc. Class A	174,311	4,218
	NewMarket Corp.	6,141	4,149
	WEC Energy Group Inc.	33,602	3,963
	Casey's General Stores Inc.	4,630	3,807
	CMS Energy Corp.	35,273	2,707
[3]	New York Times Co. Class A	32,618	2,578
	Service Corp. International	29,374	2,380
*	Check Point Software Technologies Ltd.	19,457	2,188
[3]	Loews Corp.	18,331	2,064
	Becton Dickinson & Co.	13,722	2,045
[3]	Quest Diagnostics Inc.	10,199	1,981
*	Atlanta Braves Holdings Inc. Class C	38,881	1,921
	RLI Corp.	36,870	1,909
	Williams Cos. Inc.	23,045	1,759
*	Laureate Education Inc.	54,100	1,628
	Walmart Inc.	10,054	1,326
*	Tyler Technologies Inc.	3,772	1,287
	Marsh & McLennan Cos. Inc.	7,565	1,269
	Phillips Edison & Co. Inc.	30,247	1,215
	Fox Corp. Class A	14,472	919
	InterDigital Inc.	2,903	861
	Cardinal Health Inc.	3,908	754
	Ensign Group Inc.	3,611	674
*	Teledyne Technologies Inc.	863	557
*	CCC Intelligent Solutions Holdings Inc.	105,974	555
	Realty Income Corp.	7,573	486
4

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	AMETEK Inc.	1,858	438
*	Merit Medical Systems Inc.	5,798	395
	City Holding Co.	3,141	386
			1,135,032
Total Common Stocks (Cost $1,423,514)			1,960,216
Preferred Stocks (0.9%)
	Samsung Electronics Co. Ltd. Preference Shares	145,956	15,753
	Henkel AG & Co. KGaA Preference Shares	30,835	2,244
Total Preferred Stocks (Cost $9,198)			17,997
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5,6]	Vanguard Market Liquidity Fund, 3.685% (Cost $13,613)	136,153	13,614
Total Investments (99.9%) (Cost $1,446,325)			1,991,827
Other Assets and Liabilities—Net (0.1%)			1,855
Net Assets (100%)			1,993,682
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $34,352, representing 1.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $868.
3	Securities with a value of $6,554 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,561 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $910 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	45	16,298	178

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Citibank, N.A.	5/15/2026	AUD	1,659	USD	1,171	23	—
Citibank, N.A.	5/15/2026	BRL	5,872	USD	1,144	37	—
Royal Bank of Canada	5/15/2026	CAD	10,150	USD	7,421	56	—
Bank of Montreal	5/15/2026	CAD	3,573	USD	2,584	48	—
Bank of Montreal	5/15/2026	EUR	1,038	USD	1,214	5	—
State Street Bank & Trust Co.	5/15/2026	GBP	884	USD	1,187	16	—
Deutsche Bank AG	5/15/2026	INR	160,432	USD	1,720	—	(33)
State Street Bank & Trust Co.	5/15/2026	TWD	297,813	USD	9,409	14	—
Toronto-Dominion Bank	5/15/2026	USD	66,863	AUD	94,819	—	(1,383)
Citibank, N.A.	5/15/2026	USD	25,695	BRL	131,959	—	(847)
State Street Bank & Trust Co.	5/15/2026	USD	83,915	CAD	115,992	—	(1,532)
Toronto-Dominion Bank	5/15/2026	USD	1,095	CAD	1,514	—	(20)
State Street Bank & Trust Co.	5/15/2026	USD	63,918	CHF	50,272	—	(530)
Barclays Bank plc	5/18/2026	USD	2,771	DKK	17,673	—	(8)
5

Global Minimum Volatility Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	5/15/2026	USD	133,615	EUR	114,123	—	(422)
Citibank, N.A.	5/15/2026	USD	1,852	EUR	1,581	—	(6)
Barclays Bank plc	5/15/2026	USD	111,478	GBP	82,936	—	(1,375)
Citibank, N.A.	5/15/2026	USD	2,646	GBP	1,969	—	(34)
Deutsche Bank AG	5/15/2026	USD	32,426	HKD	253,571	33	—
State Street Bank & Trust Co.	5/18/2026	USD	2,750	IDR	46,808,552	46	—
Barclays Bank plc	5/18/2026	USD	9,350	ILS	28,799	—	(420)
Royal Bank of Canada	5/15/2026	USD	64,179	INR	5,991,110	1,173	—
Toronto-Dominion Bank	5/15/2026	USD	50,344	JPY	7,949,621	—	(501)
Citibank, N.A.	5/15/2026	USD	66,803	KRW	98,586,359	—	(141)
BNP Paribas	5/15/2026	USD	5,514	KRW	8,133,743	—	(9)
State Street Bank & Trust Co.	5/15/2026	USD	9,667	MXN	168,925	9	—
Bank of Montreal	5/15/2026	USD	7,044	NOK	67,257	—	(214)
Citibank, N.A.	5/15/2026	USD	1,192	NOK	11,403	—	(38)
Barclays Bank plc	5/15/2026	USD	8,191	SEK	75,918	—	(39)
UBS AG	5/15/2026	USD	13,030	SGD	16,556	8	—
BNP Paribas	5/15/2026	USD	79,078	TWD	2,512,530	—	(418)
BNP Paribas	5/15/2026	USD	11,891	TWD	374,899	30	—
State Street Bank & Trust Co.	5/15/2026	USD	5,649	TWD	179,390	—	(27)
UBS AG	5/15/2026	USD	4,963	TWD	156,429	14	—
Goldman Sachs International	5/15/2026	USD	2,963	TWD	94,159	—	(16)
						1,512	(8,013)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $626 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Minimum Volatility Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,432,712)	1,978,213
Affiliated Issuers (Cost $13,613)	13,614
Total Investments in Securities	1,991,827
Investment in Vanguard	47
Foreign Currency, at Value (Cost $92)	82
Receivables for Investment Securities Sold	4,986
Receivables for Accrued Income	4,333
Receivables for Capital Shares Issued	786
Variation Margin Receivable—Futures Contracts	169
Unrealized Appreciation—Forward Currency Contracts	1,512
Total Assets	2,003,742
Liabilities
Due to Custodian	34
Payables for Investment Securities Purchased	31
Collateral for Securities on Loan	910
Payables for Capital Shares Redeemed	947
Payables to Vanguard	125
Unrealized Depreciation—Forward Currency Contracts	8,013
Total Liabilities	10,060
Net Assets	1,993,682
1 Includes $868 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	1,378,252
Total Distributable Earnings (Loss)	615,430
Net Assets	1,993,682

Investor Shares—Net Assets
Applicable to 14,286,263 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	239,319
Net Asset Value Per Share—Investor Shares	$16.75

Admiral™ Shares—Net Assets
Applicable to 52,369,275 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,754,363
Net Asset Value Per Share—Admiral Shares	$33.50

See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Minimum Volatility Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	22,540
Interest[2]	226
Securities Lending—Net	417
Total Income	23,183
Expenses
The Vanguard Group—Note C
Investment Advisory Services	983
Management and Administrative—Investor Shares	85
Management and Administrative—Admiral Shares	137
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	42
Custodian Fees	115
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	1
Other Expenses	70
Total Expenses	1,461
Net Investment Income	21,722
Realized Net Gain (Loss)
Investment Securities Sold[2]	63,669
Futures Contracts	440
Forward Currency Contracts	5,694
Foreign Currencies	(1,298)
Realized Net Gain (Loss)	68,505
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	64,639
Futures Contracts	48
Forward Currency Contracts	(13,320)
Foreign Currencies	93
Change in Unrealized Appreciation (Depreciation)	51,460
Net Increase (Decrease) in Net Assets Resulting from Operations	141,687
1	Dividends are net of foreign withholding taxes of $1,288.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $224, less than $1, and ($6), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Minimum Volatility Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,722	50,138
Realized Net Gain (Loss)	68,505	164,222
Change in Unrealized Appreciation (Depreciation)	51,460	9,495
Net Increase (Decrease) in Net Assets Resulting from Operations	141,687	223,855
Distributions
Investor Shares	(19,919)	(7,996)
Admiral Shares	(159,146)	(67,215)
Total Distributions	(179,065)	(75,211)
Capital Share Transactions
Investor Shares	9,225	(2,367)
Admiral Shares	(17,408)	(166,610)
Net Increase (Decrease) from Capital Share Transactions	(8,183)	(168,977)
Total Increase (Decrease)	(45,561)	(20,333)
Net Assets
Beginning of Period	2,039,243	2,059,576
End of Period	1,993,682	2,039,243

See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Minimum Volatility Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.15	$16.02	$13.61	$13.72	$14.83	$12.77
Investment Operations
Net Investment Income[1]	.177	.380	.305	.407	.347	.252
Net Realized and Unrealized Gain (Loss) on Investments	.997	1.330	2.535	.150	(.952)	2.085
Total from Investment Operations	1.174	1.710	2.840	.557	(.605)	2.337
Distributions
Dividends from Net Investment Income	(.391)	(.295)	(.430)	(.344)	(.505)	(.277)
Distributions from Realized Capital Gains	(1.183)	(.285)	—	(.323)	—	—
Total Distributions	(1.574)	(.580)	(.430)	(.667)	(.505)	(.277)
Net Asset Value, End of Period	$16.75	$17.15	$16.02	$13.61	$13.72	$14.83
Total Return[2]	7.44%	11.10%	21.35%	4.05%	-4.28%	18.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$239	$234	$221	$208	$260	$301
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.21%[3]	0.21%[3]	0.21%
Ratio of Net Investment Income to Average Net Assets	2.12%	2.32%	2.02%	2.96%	2.46%	1.77%
Portfolio Turnover Rate	9%	43%	35%	45%	51%[4]	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Minimum Volatility Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.31	$32.04	$27.23	$27.44	$29.67	$25.56
Investment Operations
Net Investment Income[1]	.364	.784	.632	.832	.712	.520
Net Realized and Unrealized Gain (Loss) on Investments	2.000	2.667	5.059	.310	(1.910)	4.177
Total from Investment Operations	2.364	3.451	5.691	1.142	(1.198)	4.697
Distributions
Dividends from Net Investment Income	(.807)	(.611)	(.881)	(.706)	(1.032)	(.587)
Distributions from Realized Capital Gains	(2.367)	(.570)	—	(.646)	—	—
Total Distributions	(3.174)	(1.181)	(.881)	(1.352)	(1.032)	(.587)
Net Asset Value, End of Period	$33.50	$34.31	$32.04	$27.23	$27.44	$29.67
Total Return[2]	7.50%	11.21%	21.40%	4.15%	-4.24%	18.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,754	$1,805	$1,839	$1,642	$1,816	$2,449
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%[3]	0.14%[3]	0.14%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.40%	2.09%	3.03%	2.52%	1.83%
Portfolio Turnover Rate	9%	43%	35%	45%	51%[4]	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Minimum Volatility Fund
Notes to Financial Statements
Vanguard Global Minimum Volatility Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 45% of net assets, based on the average of the notional amounts at each quarter-end during the period.
12

Global Minimum Volatility Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $47,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
13

Global Minimum Volatility Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,243,232	—	—	1,243,232
Common Stocks—Other	166,135	550,849	—	716,984
Preferred Stocks	—	17,997	—	17,997
Temporary Cash Investments	13,614	—	—	13,614
Total	1,422,981	568,846	—	1,991,827
Derivative Financial Instruments
Assets
Futures Contracts[1]	178	—	—	178
Forward Currency Contracts	—	1,512	—	1,512
Total	178	1,512	—	1,690
Liabilities
Forward Currency Contracts	—	(8,013)	—	(8,013)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	178	—	178
Unrealized Appreciation—Forward Currency Contracts	—	1,512	1,512
Total Assets	178	1,512	1,690

Unrealized Depreciation—Forward Currency Contracts	—	(8,013)	(8,013)
Total Liabilities	—	(8,013)	(8,013)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	440	—	440
Forward Currency Contracts	—	5,694	5,694
Realized Net Gain (Loss) on Derivatives	440	5,694	6,134
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	48	—	48
Forward Currency Contracts	—	(13,320)	(13,320)
Change in Unrealized Appreciation (Depreciation) on Derivatives	48	(13,320)	(13,272)
14

Global Minimum Volatility Fund
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,446,998
Gross Unrealized Appreciation	607,539
Gross Unrealized Depreciation	(69,033)
Net Unrealized Appreciation (Depreciation)	538,506
G.	During the six months ended April 30, 2026, the fund purchased $176,676,000 of investment securities and sold $355,040,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $0 and sales were $8,338,000, resulting in net realized gain of $2,168,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	33,482	2,029	53,773	3,296
Issued in Lieu of Cash Distributions	18,317	1,164	7,321	478
Redeemed	(42,574)	(2,549)	(63,461)	(3,902)
Net Increase (Decrease)—Investor Shares	9,225	644	(2,367)	(128)
Admiral Shares
Issued	93,331	2,803	387,849	11,777
Issued in Lieu of Cash Distributions	140,387	4,465	60,170	1,964
Redeemed	(251,126)	(7,519)	(614,629)	(18,511)
Net Increase (Decrease)—Admiral Shares	(17,408)	(251)	(166,610)	(4,770)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q11942 062026
15

Financial Statements
For the six-months ended April 30, 2026
Vanguard International Dividend Appreciation Index Fund

Contents
Financial Statements	1

International Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (1.3%)
	Northern Star Resources Ltd.	2,359,775	36,171
	Computershare Ltd. (XASX)	887,919	19,507
	Washington H Soul Pattinson & Co. Ltd.	583,225	17,785
	CAR Group Ltd.	617,763	11,396
	Technology One Ltd.	497,107	10,243
	Pro Medicus Ltd.	90,430	8,875
	AUB Group Ltd. (XASX)	212,563	3,959
	Netwealth Group Ltd.	225,258	3,869
	Data#3 Ltd.	302,270	1,777
	Supply Network Ltd.	50,143	1,156
			114,738
Belgium (1.0%)
*	UCB SA	198,662	54,094
*	Elia Group SA	82,587	13,696
	Lotus Bakeries NV	681	8,198
	Financiere de Tubize SA	31,508	7,256
	Sofina SA	25,171	6,445
			89,689
Canada (22.9%)
	Royal Bank of Canada	2,171,740	390,605
	Toronto-Dominion Bank	2,763,736	297,727
	Canadian Imperial Bank of Commerce	1,529,075	170,620
	Brookfield Corp.	3,628,551	163,884
	Canadian National Railway Co.	898,343	100,902
	National Bank of Canada	639,562	96,540
	Franco-Nevada Corp.	317,878	73,336
	Alimentation Couche-Tard Inc.	1,229,347	72,728
	Waste Connections Inc.	420,657	69,294
	Nutrien Ltd.	794,150	60,364
	Dollarama Inc.	452,091	57,778
	Intact Financial Corp.	291,705	56,209
	Fortis Inc. (XTSE)	838,728	47,964
	Restaurant Brands International Inc.	569,178	45,929
	Loblaw Cos. Ltd.	929,610	42,855
	Imperial Oil Ltd.	246,802	33,061
	Brookfield Asset Management Ltd. Class A (XTSE)	617,806	29,682
	Tourmaline Oil Corp.	608,375	29,470
	Magna International Inc.	433,744	27,605
[1]	Hydro One Ltd.	526,295	22,612
	Metro Inc.	317,154	21,261
	Toromont Industries Ltd.	134,195	20,867
	George Weston Ltd.	258,462	18,653
	TMX Group Ltd.	454,392	18,532
	TFI International Inc.	126,668	18,124
	Stantec Inc.	186,896	17,069
	Finning International Inc.	215,753	15,801
	CCL Industries Inc. Class B	239,504	15,125
	Saputo Inc.	399,950	12,110
	FirstService Corp.	67,201	9,004
	Empire Co. Ltd. Class A	210,722	7,214
	Atco Ltd. Class I	118,825	5,958
	Stella-Jones Inc.	91,172	5,642
	Boyd Group Inc.	45,461	5,620
	North West Co. Inc.	79,760	2,988
	Badger Infrastructure Solutions Ltd.	56,165	2,717
	Maple Leaf Foods Inc.	121,975	2,577
	Savaria Corp.	101,267	2,228
[1]	Jamieson Wellness Inc.	67,236	1,674
	StorageVault Canada Inc.	366,492	1,187
1

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	ADENTRA Inc.	39,781	999
			2,094,515
China (0.4%)
	Kweichow Moutai Co. Ltd. Class A	165,115	33,467
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	79,500	1,670
	China Overseas Property Holdings Ltd.	2,110,000	1,075
	Jiangsu King's Luck Brewery JSC Ltd. Class A	164,000	660
	Shanghai Huace Navigation Technology Ltd. Class A	130,700	608
	Apeloa Pharmaceutical Co. Ltd. Class A	177,100	475
	Southern Publishing & Media Co. Ltd. Class A	112,300	206
			38,161
Denmark (2.4%)
	Novo Nordisk A/S Class B	5,247,571	223,210
Finland (0.1%)
	Huhtamaki OYJ	153,166	4,902
France (3.1%)
	Schneider Electric SE	891,598	283,714
Germany (5.4%)
	SAP SE	1,680,082	282,074
	Deutsche Boerse AG	309,929	95,086
	E.ON SE	3,657,980	81,224
	Symrise AG	217,796	19,266
	Nemetschek SE	99,968	7,255
	FUCHS SE	44,996	1,725
	Atoss Software SE	14,534	1,352
	Cewe Stiftung & Co. KGaA	8,146	903
	MBB SE	2,763	644
	Adesso SE	5,273	361
			489,890
Hong Kong (2.1%)
	AIA Group Ltd.	17,302,560	189,961
India (3.6%)
	Reliance Industries Ltd.	11,150,613	169,115
	Infosys Ltd.	5,819,718	73,265
	Sun Pharmaceutical Industries Ltd.	1,783,845	34,171
	Persistent Systems Ltd.	174,161	8,898
	Pidilite Industries Ltd.	503,190	7,325
	Sundaram Finance Ltd.	113,548	5,443
	KEI Industries Ltd.	102,406	5,270
	Mphasis Ltd.	216,621	5,230
	NHPC Ltd.	5,551,220	4,886
	Tata Elxsi Ltd.	59,534	2,607
	Berger Paints India Ltd.	480,392	2,408
	ZF Commercial Vehicle Control Systems India Ltd.	12,501	1,944
	CRISIL Ltd.	33,743	1,535
	Honeywell Automation India Ltd.	3,645	1,194
	Kirloskar Pneumatic Co. Ltd.	65,252	1,039
	Caplin Point Laboratories Ltd.	41,301	748
	FIEM Industries Ltd.	18,880	437
			325,515
Indonesia (0.3%)
	Bank Central Asia Tbk PT	90,658,600	30,737
Ireland (0.3%)
	Kerry Group plc Class A	263,024	22,291
Italy (0.4%)
	Italgas SpA	1,018,699	12,306
	Recordati Industria Chimica e Farmaceutica SpA	178,344	10,413
	Buzzi SpA	141,569	7,751
	Interpump Group SpA	131,426	5,541
[2]	DiaSorin SpA	38,527	2,628
	Pharmanutra SpA	7,303	677
			39,316
2

International Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Japan (29.6%)
Mitsubishi UFJ Financial Group Inc.	19,544,500	351,075
Hitachi Ltd.	7,547,300	239,992
Sumitomo Mitsui Financial Group Inc.	6,350,600	224,234
Mitsubishi Corp.	6,634,000	212,465
Sony Group Corp.	10,128,000	202,918
Tokio Marine Holdings Inc.	3,184,500	145,840
Murata Manufacturing Co. Ltd.	3,037,000	100,720
NEC Corp.	2,252,600	59,919
TDK Corp.	3,205,400	58,609
Sompo Holdings Inc.	1,544,300	57,472
Fujitsu Ltd.	2,860,600	57,416
Chugai Pharmaceutical Co. Ltd.	1,051,800	56,092
MS&AD Insurance Group Holdings Inc.	2,006,400	51,593
Sumitomo Realty & Development Co. Ltd.	1,544,900	47,891
NTT Inc.	48,983,143	47,712
Seven & i Holdings Co. Ltd.	3,934,602	46,936
Astellas Pharma Inc.	2,974,200	42,150
FUJIFILM Holdings Corp.	2,040,900	37,560
Lasertec Corp.	131,900	36,454
Terumo Corp.	2,422,752	30,827
Kao Corp.	740,600	27,598
Shionogi & Co. Ltd.	1,317,500	26,617
Pan Pacific International Holdings Corp.	4,359,720	24,659
Asahi Group Holdings Ltd.	2,488,629	24,502
Sekisui House Ltd.	1,081,700	23,553
Nitto Denko Corp.	1,125,100	21,400
Nomura Research Institute Ltd.	714,400	19,281
Olympus Corp.	1,856,600	18,261
Chiba Bank Ltd.	1,170,900	16,162
Obic Co. Ltd.	536,400	14,254
Hulic Co. Ltd.	1,101,075	12,418
Unicharm Corp.	2,096,880	12,249
Nippon Sanso Holdings Corp.	346,100	12,202
Capcom Co. Ltd.	556,700	11,754
Tokyo Ohka Kogyo Co. Ltd.	197,900	11,634
MEIJI Holdings Co. Ltd.	437,700	10,389
Kurita Water Industries Ltd.	177,500	9,593
Hikari Tsushin Inc.	37,700	9,155
Kandenko Co. Ltd.	201,505	8,790
Zensho Holdings Co. Ltd.	156,400	8,620
Sony Financial Group Inc.	9,317,000	8,359
Yakult Honsha Co. Ltd.	476,100	8,291
Tokyo Tatemono Co. Ltd.	349,800	8,049
TIS Inc.	331,860	7,233
Azbil Corp.	767,060	6,827
Maruwa Co. Ltd.	14,100	6,661
Nomura Real Estate Holdings Inc.	917,700	5,987
Yamaguchi Financial Group Inc.	344,867	5,926
Kyowa Kirin Co. Ltd.	387,000	5,830
EXEO Group Inc.	317,500	5,829
CyberAgent Inc.	710,000	5,686
Open House Group Co. Ltd.	96,300	5,668
Nichias Corp.	285,100	5,657
Rohto Pharmaceutical Co. Ltd.	369,400	5,432
Air Water Inc.	375,800	5,331
SWCC Corp.	51,200	5,241
Nisshin Seifun Group Inc.	408,300	5,215
Nichirei Corp.	425,200	5,110
MonotaRO Co. Ltd.	402,067	4,781
Hisamitsu Pharmaceutical Co. Inc.	120,400	4,617
Lion Corp.	457,934	4,480
Hyakugo Bank Ltd.	390,900	4,448
Tokyo Century Corp.	321,900	4,422
Alfresa Holdings Corp.	287,000	4,333
Organo Corp.	42,700	4,315
Kobe Bussan Co. Ltd.	242,100	4,238
Rinnai Corp.	179,952	4,090
GMO Payment Gateway Inc.	74,500	3,742
Kobayashi Pharmaceutical Co. Ltd.	89,020	3,298
3

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Zenkoku Hosho Co. Ltd.	159,000	3,201
	Nippon Gas Co. Ltd.	184,467	3,167
	Oracle Corp. Japan	55,100	3,066
	Goldwin Inc.	205,000	2,869
	Takeuchi Manufacturing Co. Ltd.	63,100	2,844
	Mizuho Leasing Co. Ltd.	294,935	2,682
	Sundrug Co. Ltd.	110,524	2,659
[2]	Kusuri no Aoki Holdings Co. Ltd.	108,800	2,595
	Nojima Corp.	331,800	2,586
	Blue Zones Holdings Co. Ltd.	230,900	2,570
	SHO-BOND Holdings Co. Ltd.	295,236	2,497
	Kagome Co. Ltd.	141,000	2,423
	Japan Elevator Service Holdings Co. Ltd.	231,400	2,341
	Morinaga & Co. Ltd.	124,200	2,119
	Max Co. Ltd.	196,200	2,101
	Ship Healthcare Holdings Inc.	135,267	2,013
	Kato Sangyo Co. Ltd.	51,400	2,009
	Pilot Corp.	63,500	1,937
	Nextage Co. Ltd.	84,862	1,863
	JCU Corp.	42,500	1,808
	Kissei Pharmaceutical Co. Ltd.	64,100	1,788
	Valor Holdings Co. Ltd.	75,312	1,775
	Katitas Co. Ltd.	87,300	1,743
	Dentsu Soken Inc.	120,900	1,700
	Takara Standard Co. Ltd.	83,367	1,576
	Raito Kogyo Co. Ltd.	64,500	1,572
	Okinawa Cellular Telephone Co.	71,534	1,531
	DTS Corp.	227,100	1,480
	Rakus Co. Ltd.	264,700	1,463
	Maruzen Showa Unyu Co. Ltd.	29,400	1,456
	Japan Wool Textile Co. Ltd.	120,000	1,371
	PALTAC Corp.	45,954	1,357
	SMS Co. Ltd.	112,460	1,281
	Life Corp.	77,100	1,267
	Nomura Micro Science Co. Ltd.	53,600	1,264
	Matsuda Sangyo Co. Ltd.	29,200	1,245
	Heiwa Real Estate Co. Ltd.	79,800	1,238
	Totech Corp.	49,900	1,219
	Yokogawa Bridge Holdings Corp.	64,000	1,199
	TKC Corp.	51,200	1,173
	Yellow Hat Ltd.	114,700	1,110
	Osaka Organic Chemical Industry Ltd.	36,000	1,079
	S&B Foods Inc.	36,000	1,061
	Kohnan Shoji Co. Ltd.	40,000	1,035
	Komeri Co. Ltd.	47,967	1,023
	Tsurumi Manufacturing Co. Ltd.	73,434	1,023
[2]	Ise Chemicals Corp.	30,500	1,023
	Tokyotokeiba Co. Ltd.	28,000	992
	Create SD Holdings Co. Ltd.	47,400	990
	RS Technologies Co. Ltd.	24,400	944
	Senshu Electric Co. Ltd.	23,800	928
	Premium Group Co. Ltd.	75,400	889
	Shin-Etsu Polymer Co. Ltd.	64,534	878
	Keihanshin Building Co. Ltd.	69,300	833
	Alconix Corp.	50,600	804
	eGuarantee Inc.	70,000	793
	SBS Holdings Inc.	29,100	775
[2]	Cybozu Inc.	56,300	750
	Elecom Co. Ltd.	72,332	749
	Zuken Inc.	26,400	745
	Kameda Seika Co. Ltd.	81,600	744
	FULLCAST Holdings Co. Ltd.	70,100	728
	Denyo Co. Ltd.	31,400	721
	Future Corp.	72,347	706
	Sekisui Jushi Corp.	52,500	703
	Yahagi Construction Co. Ltd.	50,800	694
	Shizuoka Gas Co. Ltd.	73,000	656
	JSB Co. Ltd.	18,100	592
	Mitsubishi Research Institute Inc.	20,400	586
[2]	KeePer Technical Laboratory Co. Ltd.	30,400	576
4

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	AZ-COM MARUWA Holdings Inc.	100,200	575
	Celsys Inc.	64,934	561
	S Foods Inc.	30,900	560
	Hirakawa Hewtech Corp.	21,420	554
	Nippon Parking Development Co. Ltd.	327,800	519
	Business Engineering Corp.	66,400	512
	Retail Partners Co. Ltd.	57,800	478
	Siix Corp.	57,600	472
	Nippon Fine Chemical Co. Ltd.	29,200	471
	Sanyo Trading Co. Ltd.	44,600	444
	Belluna Co. Ltd.	78,600	423
	Strike Group Co. Ltd.	48,000	410
	Tokyo Energy & Systems Inc.	33,500	404
	Kohsoku Corp.	21,500	402
	Daito Pharmaceutical Co. Ltd.	49,700	398
	Oro Co. Ltd.	30,500	391
	Insource Co. Ltd.	83,000	364
	Loadstar Capital KK	18,400	357
	Transaction Co. Ltd.	47,468	342
	grems Inc.	18,300	329
	Avant Group Corp.	38,334	314
	GSI Creos Corp.	20,100	312
	Lacto Japan Co. Ltd.	14,600	310
[2]	Aoyama Zaisan Networks Co. Ltd.	33,100	295
[2]	Densan System Holdings Co. Ltd.	15,467	282
[2]	NJS Co. Ltd.	9,000	272
[2]	Good Com Asset Co. Ltd.	26,900	256
	Digital Information Technologies Corp.	43,100	249
	Charm Care Corp. KK	29,700	244
[2]	Value HR Co. Ltd.	25,900	232
	YAKUODO Holdings Co. Ltd.	16,467	186
	MarkLines Co. Ltd.	19,651	186
			2,705,344
Mexico (0.4%)
	America Movil SAB de CV Series B	29,771,656	39,557
Netherlands (0.4%)
	Wolters Kluwer NV	381,224	29,753
	Koninklijke Vopak NV	92,511	4,630
			34,383
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	980,906	21,139
Norway (0.0%)
	TOMRA Systems ASA	357,563	3,649
Portugal (0.0%)
	Sonae SGPS SA	1,275,753	2,921
Saudi Arabia (0.0%)
	Mouwasat Medical Services Co.	148,109	2,691
South Africa (0.0%)
	PSG Financial Services Ltd.	1,735,289	2,950
South Korea (0.3%)
	LIG Defense&Aerospace Co. Ltd.	22,158	14,056
	Yuhan Corp.	100,695	6,282
	Hankook Tire & Technology Co. Ltd.	121,674	4,896
	JB Financial Group Co. Ltd.	181,477	3,358
	Hankook & Co. Co. Ltd.	43,791	742
[2]	Kyung Dong Navien Co. Ltd.	9,977	526
	JW Pharmaceutical Corp.	21,498	455
			30,315
Spain (2.7%)
	Iberdrola SA (XMAD)	10,248,689	240,272
	Vidrala SA (XMAD)	43,825	3,954
			244,226
5

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Sweden (1.5%)
	Assa Abloy AB Class B	1,642,303	63,208
	Hexagon AB Class B	3,450,826	37,700
	Lifco AB Class B	366,683	11,538
	AAK AB	297,934	8,546
	Wihlborgs Fastigheter AB	441,772	3,906
[1]	Bravida Holding AB	357,495	3,704
	Catena AB	75,885	3,580
	Svolder AB Class B	157,339	883
			133,065
Switzerland (14.2%)
	Nestle SA (Registered)	3,486,734	352,996
	Novartis AG (Registered)	2,200,924	325,274
	Roche Holding AG	751,053	306,054
	Sandoz Group AG	724,437	58,110
	Sika AG (Registered)	263,684	48,641
	Givaudan SA (Registered)	13,358	47,635
	Geberit AG (Registered)	52,325	35,359
	Chocoladefabriken Lindt & Spruengli AG (Registered)	179	23,135
	Logitech International SA (Registered)	232,245	22,925
	Chocoladefabriken Lindt & Spruengli AG	1,623	19,908
	PSP Swiss Property AG (Registered)	76,635	15,317
	Roche Holding AG (Bearer) Class BR	30,860	12,907
	Temenos AG (Registered)	90,418	8,576
	Siegfried Holding AG (Registered)	62,029	6,256
	VZ Holding AG	23,189	4,524
	DKSH Holding AG	58,381	4,457
	Emmi AG (Registered)	3,621	3,789
	ALSO Holding AG (Registered)	9,229	1,903
	Vaudoise Assurances Holding SA	519	543
			1,298,309
Taiwan (0.3%)
[2]	Wistron Corp.	5,242,000	23,086
[2]	Allis Electric Co. Ltd.	418,000	1,464
	Chief Telecom Inc.	55,000	597
			25,147
Thailand (0.2%)
	Gulf Development PCL	12,035,900	21,332
Turkiye (0.0%)
[1]	Enerjisa Enerji A/S	386,756	1,053
	Borusan Yatirim ve Pazarlama A/S	10,671	497
	EGE Gubre Sanayii A/S	75,084	211
			1,761
United Kingdom (5.8%)
	BAE Systems plc	4,939,656	137,389
	RELX plc	2,985,014	108,852
	London Stock Exchange Group plc	748,838	97,167
	Halma plc	629,301	37,870
	Diploma plc	219,318	20,756
	Coca-Cola HBC AG Class DI	326,472	19,043
	Sage Group plc	1,551,053	18,499
	Bunzl plc	529,309	17,449
	Pearson plc	1,060,869	15,655
	Spirax Group plc	120,444	11,755
	DCC plc	139,493	10,514
	Croda International plc	228,022	8,844
	Drax Group plc	560,679	6,746
	Cranswick plc	88,657	6,490
	Hikma Pharmaceuticals plc	257,089	4,888
	Softcat plc	215,250	4,042
	Chemring Group plc	443,443	3,144
	Clarkson plc	43,097	2,834
			531,937
Total Common Stocks (Cost $7,180,216)			9,045,365
Preferred Stocks (0.1%)
	FUCHS SE Preference Shares	106,885	5,035
6

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Grupo De Inversiones Suramericana SA Preference Shares	303,596	3,378
Total Preferred Stocks (Cost $7,402)			8,413
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.685% (Cost $7,875)	78,765	7,876
Total Investments (99.1%) (Cost $7,195,493)			9,061,654
Other Assets and Liabilities—Net (0.9%)			83,908
Net Assets (100%)			9,145,562
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $29,043, representing 0.3% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,250.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,500 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	24	8,693	114
MSCI EAFE Index	June 2026	487	74,173	3,414
				3,528

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	6/17/2026	CHF	7,666	USD	9,911	—	(48)
State Street Bank & Trust Co.	6/17/2026	CHF	6,808	USD	8,757	2	—
JPMorgan Chase Bank, N.A.	6/17/2026	CHF	6,498	USD	8,469	—	(110)
JPMorgan Chase Bank, N.A.	6/17/2026	DKK	30,204	USD	4,700	57	—
JPMorgan Chase Bank, N.A.	6/17/2026	INR	3,600,000	USD	37,965	—	(249)
Bank of America, N.A.	6/17/2026	INR	2,000,000	USD	21,114	—	(161)
BNP Paribas	6/17/2026	INR	1,947,094	USD	20,531	—	(133)
Standard Chartered Bank	6/17/2026	INR	1,399,633	USD	14,777	—	(114)
Goldman Sachs International	6/17/2026	INR	408,681	USD	4,418	—	(136)
State Street Bank & Trust Co.	6/17/2026	JPY	567,903	USD	3,570	73	—
JPMorgan Chase Bank, N.A.	6/17/2026	JPY	505,932	USD	3,199	45	—
State Street Bank & Trust Co.	6/17/2026	USD	101	AUD	141	—	—
Toronto-Dominion Bank	6/17/2026	USD	6,288	CAD	8,603	—	(59)
Toronto-Dominion Bank	6/17/2026	USD	19,923	CHF	15,314	222	—
State Street Bank & Trust Co.	6/17/2026	USD	13,910	CHF	10,758	69	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	12,014	CHF	9,300	50	—
BNP Paribas	6/17/2026	USD	4,774	CHF	3,663	61	—
State Street Bank & Trust Co.	6/17/2026	USD	5,196	DKK	33,560	—	(89)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,398	DKK	8,927	—	(8)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,755	EUR	1,502	—	(12)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,178	GBP	875	—	(13)
State Street Bank & Trust Co.	6/17/2026	USD	1,556	HKD	12,121	6	—
Standard Chartered Bank	6/17/2026	USD	40,271	INR	3,764,773	831	—
7

International Dividend Appreciation Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/17/2026	USD	29,555	INR	2,797,681	246	—
State Street Bank & Trust Co.	6/17/2026	USD	25,177	INR	2,370,495	342	—
Royal Bank of Canada	6/17/2026	USD	5,035	INR	474,099	68	—
State Street Bank & Trust Co.	6/17/2026	USD	18,002	JPY	2,853,455	—	(299)
Deutsche Bank AG	6/17/2026	USD	9,969	JPY	1,559,191	—	(31)
Toronto-Dominion Bank	6/17/2026	USD	4,801	JPY	758,915	—	(67)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,726	JPY	588,457	—	(48)
						2,072	(1,577)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $561 and cash of $450 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
8

International Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,187,618)	9,053,778
Affiliated Issuers (Cost $7,875)	7,876
Total Investments in Securities	9,061,654
Investment in Vanguard	209
Cash	1,775
Cash Collateral Pledged—Futures Contracts	3,195
Foreign Currency, at Value (Cost $19,737)	20,858
Receivables for Investment Securities Sold	8,640
Receivables for Accrued Income	71,796
Receivables for Capital Shares Issued	83
Variation Margin Receivable—Futures Contracts	1,810
Unrealized Appreciation—Forward Currency Contracts	2,072
Total Assets	9,172,092
Liabilities
Payables for Investment Securities Purchased	16,621
Collateral for Securities on Loan	7,500
Payables for Capital Shares Redeemed	511
Payables to Vanguard	321
Unrealized Depreciation—Forward Currency Contracts	1,577
Total Liabilities	26,530
Net Assets	9,145,562
1 Includes $7,250 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	7,391,329
Total Distributable Earnings (Loss)	1,754,233
Net Assets	9,145,562

ETF Shares—Net Assets
Applicable to 94,942,673 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,784,936
Net Asset Value Per Share—ETF Shares	$92.53

Admiral™ Shares—Net Assets
Applicable to 8,005,515 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	360,626
Net Asset Value Per Share—Admiral Shares	$45.05

See accompanying Notes, which are an integral part of the Financial Statements.
9

International Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	105,159
Interest[2]	207
Securities Lending—Net	77
Total Income	105,443
Expenses
The Vanguard Group—Note C
Investment Advisory Services	332
Management and Administrative—ETF Shares	2,826
Management and Administrative—Admiral Shares	258
Marketing and Distribution—ETF Shares	144
Marketing and Distribution—Admiral Shares	10
Custodian Fees	201
Shareholders’ Reports—ETF Shares	134
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	2
Other Expenses	86
Total Expenses	3,997
Net Investment Income	101,446
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	44,330
Futures Contracts	3,282
Forward Currency Contracts	1,020
Foreign Currencies	(4,083)
Realized Net Gain (Loss)	44,549
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	296,438
Futures Contracts	2,935
Forward Currency Contracts	(709)
Foreign Currencies	3,605
Change in Unrealized Appreciation (Depreciation)	302,269
Net Increase (Decrease) in Net Assets Resulting from Operations	448,264
1	Dividends are net of foreign withholding taxes of $15,310.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $113, less than $1, and $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $169,571 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($7,577).

See accompanying Notes, which are an integral part of the Financial Statements.
10

International Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	101,446	183,071
Realized Net Gain (Loss)	44,549	(38,965)
Change in Unrealized Appreciation (Depreciation)	302,269	570,836
Net Increase (Decrease) in Net Assets Resulting from Operations	448,264	714,942
Distributions
ETF Shares	(105,886)	(154,862)
Admiral Shares	(4,220)	(7,276)
Total Distributions	(110,106)	(162,138)
Capital Share Transactions
ETF Shares	(326,466)	1,040,802
Admiral Shares	(42,535)	(10,425)
Net Increase (Decrease) from Capital Share Transactions	(369,001)	1,030,377
Total Increase (Decrease)	(30,843)	1,583,181
Net Assets
Beginning of Period	9,176,405	7,593,224
End of Period	9,145,562	9,176,405

See accompanying Notes, which are an integral part of the Financial Statements.
11

International Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$89.29	$83.50	$69.58	$64.12	$89.86	$69.97
Investment Operations
Net Investment Income[1]	1.005	1.916	1.511	1.476	1.401	1.094
Net Realized and Unrealized Gain (Loss) on Investments	3.332	5.564	14.065	5.579	(20.753)	19.776
Total from Investment Operations	4.337	7.480	15.576	7.055	(19.352)	20.870
Distributions
Dividends from Net Investment Income	(1.097)	(1.690)	(1.656)	(1.595)	(1.206)	(.980)
Distributions from Realized Capital Gains	—	—	—	—	(5.182)	—
Total Distributions	(1.097)	(1.690)	(1.656)	(1.595)	(6.388)	(.980)
Net Asset Value, End of Period	$92.53	$89.29	$83.50	$69.58	$64.12	$89.86
Total Return	4.92%	9.06%	22.48%	10.94%	-22.90%	29.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,785	$8,787	$7,218	$5,065	$3,508	$4,150
Ratio of Total Expenses to Average Net Assets	0.08%	0.11%	0.15%[2]	0.15%[2]	0.15%[2]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.23%	1.86%	2.02%	1.87%	1.28%
Portfolio Turnover Rate[3]	17%	14%	18%	14%	22%	65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

International Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$43.47	$40.65	$33.88	$31.23	$43.72	$34.03
Investment Operations
Net Investment Income[1]	.469	.897	.730	.714	.675	.518
Net Realized and Unrealized Gain (Loss) on Investments	1.629	2.728	6.842	2.709	(10.061)	9.645
Total from Investment Operations	2.098	3.625	7.572	3.423	(9.386)	10.163
Distributions
Dividends from Net Investment Income	(.518)	(.805)	(.802)	(.773)	(.583)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	(2.521)	—
Total Distributions	(.518)	(.805)	(.802)	(.773)	(3.104)	(.473)
Net Asset Value, End of Period	$45.05	$43.47	$40.65	$33.88	$31.23	$43.72
Total Return[2]	4.89%	9.02%	22.45%	10.88%	-22.85%	29.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$361	$390	$375	$294	$250	$323
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%[3]	0.16%[3]	0.16%[3]	0.16%
Ratio of Net Investment Income to Average Net Assets	2.12%	2.15%	1.85%	2.01%	1.85%	1.25%
Portfolio Turnover Rate[4]	17%	14%	18%	14%	22%	65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

International Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard International Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
14

International Dividend Appreciation Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $209,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
15

International Dividend Appreciation Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	2,134,072	—	—	2,134,072
Common Stocks—Other	—	6,911,293	—	6,911,293
Preferred Stocks	3,378	5,035	—	8,413
Temporary Cash Investments	7,876	—	—	7,876
Total	2,145,326	6,916,328	—	9,061,654
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,528	—	—	3,528
Forward Currency Contracts	—	2,072	—	2,072
Total	3,528	2,072	—	5,600
Liabilities
Forward Currency Contracts	—	(1,577)	—	(1,577)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	3,528	—	3,528
Unrealized Appreciation—Forward Currency Contracts	—	2,072	2,072
Total Assets	3,528	2,072	5,600

Unrealized Depreciation—Forward Currency Contracts	—	(1,577)	(1,577)
Total Liabilities	—	(1,577)	(1,577)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	3,282	—	3,282
Forward Currency Contracts	—	1,020	1,020
Realized Net Gain (Loss) on Derivatives	3,282	1,020	4,302
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,935	—	2,935
Forward Currency Contracts	—	(709)	(709)
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,935	(709)	2,226
16

International Dividend Appreciation Index Fund
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,218,070
Gross Unrealized Appreciation	2,146,258
Gross Unrealized Depreciation	(298,651)
Net Unrealized Appreciation (Depreciation)	1,847,607
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $175,988,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $1,679,432,000 of investment securities and sold $1,607,531,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $453,834,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	158,361	1,781	1,130,420	12,968
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(484,827)	(5,250)	(89,618)	(1,000)
Net Increase (Decrease)—ETF Shares	(326,466)	(3,469)	1,040,802	11,968
Admiral Shares
Issued[1]	30,418	680	62,547	1,495
Issued in Lieu of Cash Distributions	3,395	79	6,032	145
Redeemed[2]	(76,348)	(1,715)	(79,004)	(1,912)
Net Increase (Decrease)—Admiral Shares	(42,535)	(956)	(10,425)	(272)
1	Includes purchase fees for fiscal 2026 and 2025 of $74 and $154, respectively (fund totals).
2	Net of redemption fees for fiscal 2026 and 2025 of $78 and $171, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2026, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
17

International Dividend Appreciation Index Fund
K.Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q20152 062026
18

Financial Statements
For the six-months ended April 30, 2026
Vanguard International High Dividend Yield Index Fund

Contents
Financial Statements	1

International High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.2%)
Australia (7.4%)
	Commonwealth Bank of Australia	1,821,724	229,458
	BHP Group Ltd.	5,351,544	211,811
	Westpac Banking Corp.	3,724,545	104,200
	National Australia Bank Ltd.	3,335,096	96,477
	ANZ Group Holdings Ltd.	3,312,274	87,979
	Wesfarmers Ltd.	1,236,887	65,706
	Macquarie Group Ltd.	375,959	64,587
	Rio Tinto Ltd.	403,556	49,431
	Woodside Energy Group Ltd.	2,064,080	49,347
	CSL Ltd.	529,736	47,814
	Transurban Group	3,428,420	34,746
	Woolworths Group Ltd.	1,335,988	33,173
	QBE Insurance Group Ltd.	1,649,910	26,725
	Fortescue Ltd.	1,751,288	25,241
	Brambles Ltd.	1,465,882	23,995
	Coles Group Ltd.	1,475,723	23,520
	Santos Ltd.	3,577,544	20,612
	Evolution Mining Ltd.	2,204,282	19,488
	Telstra Group Ltd.	4,433,352	17,026
	Origin Energy Ltd.	1,907,699	16,681
	Suncorp Group Ltd.	1,205,041	14,996
	South32 Ltd.	4,929,237	14,608
	Insurance Australia Group Ltd.	2,463,031	13,394
	Computershare Ltd. (XASX)	558,155	12,262
	BlueScope Steel Ltd.	495,278	10,767
	APA Group	1,402,578	10,478
	Medibank Pvt Ltd.	2,994,740	10,183
	Lottery Corp. Ltd.	2,430,768	9,731
	ASX Ltd.	188,421	8,256
	CAR Group Ltd.	429,712	7,927
	Orica Ltd.	518,094	7,902
	Ampol Ltd.	264,910	6,708
	Sonic Healthcare Ltd.	427,180	6,112
	JB Hi-Fi Ltd.	102,767	5,739
	Aurizon Holdings Ltd.	1,874,914	5,664
	Qantas Airways Ltd.	875,753	5,355
	Bendigo & Adelaide Bank Ltd.	636,875	4,923
	Endeavour Group Ltd.	1,904,817	4,612
	Worley Ltd.	531,948	4,557
	AGL Energy Ltd.	655,093	4,539
	Dyno Nobel Ltd.	1,838,570	4,366
	Cleanaway Waste Management Ltd.	2,691,507	4,318
	SEEK Ltd.	416,449	4,181
	Downer EDI Ltd.	767,212	4,123
	Challenger Ltd.	582,595	3,626
	Atlas Arteria Ltd.	1,032,573	3,578
	Bank of Queensland Ltd.	713,026	3,461
	Steadfast Group Ltd.	1,005,401	3,093
	AMP Ltd.	2,246,716	2,385
	Yancoal Australia Ltd.	426,694	2,348
[1]	New Hope Corp. Ltd.	555,733	2,203
	TPG Telecom Ltd.	659,267	1,994
	Deterra Royalties Ltd.	591,359	1,781
	Metcash Ltd.	886,361	1,745
[1]	Flight Centre Travel Group Ltd.	228,165	1,700
	Beach Energy Ltd.	1,886,033	1,602
	Magellan Financial Group Ltd.	214,651	1,592
	a2 Milk Co. Ltd.	276,928	1,417
	Harvey Norman Holdings Ltd.	346,418	1,132
	GQG Partners Inc. GDR	948,644	1,125

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Domino's Pizza Enterprises Ltd.	81,392	976
	Perpetual Ltd.	69,718	843
	Treasury Wine Estates Ltd.	172,046	541
	Orora Ltd.	426,598	407
			1,471,267
Austria (0.4%)
	Erste Group Bank AG	303,815	33,570
[2]	BAWAG Group AG	85,815	14,696
	OMV AG	156,445	11,043
	Raiffeisen Bank International AG	139,804	7,626
	ANDRITZ AG	72,031	6,121
[1]	Verbund AG	73,205	5,524
	Vienna Insurance Group AG Wiener Versicherung Gruppe	39,423	2,968
	Telekom Austria AG	80,005	909
			82,457
Belgium (0.3%)
	KBC Group NV	250,313	33,316
	Ageas SA	201,753	15,810
	Groupe Bruxelles Lambert NV	86,914	8,119
	Syensqo SA	80,837	5,363
			62,608
Brazil (1.6%)
	Vale SA	3,909,088	64,086
	Petroleo Brasileiro SA - Petrobras	4,065,465	44,934
	B3 SA - Brasil Bolsa Balcao	5,735,314	20,883
	Banco Bradesco SA	5,082,798	17,162
	Cia de Saneamento Basico do Estado de Sao Paulo	2,479,500	16,599
	Banco BTG Pactual SA	1,317,600	15,789
	Axia Energia SA	1,224,782	15,348
	Ambev SA	4,830,950	14,156
	Localiza Rent a Car SA (BVMF)	985,900	9,141
	Banco Do Brasil SA	1,886,036	8,459
	Vibra Energia SA	1,193,237	8,024
[2]	Rede D'Or Sao Luiz SA	1,025,100	7,943
	Telefonica Brasil SA	805,160	6,382
	Cia Paranaense de Energia - Copel	1,956,492	6,282
	BB Seguridade Participacoes SA	686,357	4,696
	Ultrapar Participacoes SA	762,200	4,608
	TIM SA	851,700	4,429
	Itau Unibanco Holding SA	477,904	4,203
	Motiva Infraestrutura de Mobilidade SA	1,277,610	4,128
	Klabin SA	1,009,179	3,562
	Itau Unibanco Holding SA ADR	396,154	3,447
	Lojas Renner SA	1,163,690	3,196
	Engie Brasil Energia SA	366,329	2,612
	Banco Santander Brasil SA	424,236	2,488
	Caixa Seguridade Participacoes SA	637,300	2,328
	Smartfit Escola de Ginastica e Danca SA (BVMF)	623,600	2,175
	Transmissora Alianca de Energia Eletrica SA	252,981	2,172
	Allos SA	340,381	2,107
	Multiplan Empreendimentos Imobiliarios SA	321,985	2,063
	Porto Seguro SA	194,718	1,958
	CPFL Energia SA	185,700	1,835
	Cia de Saneamento do Parana	144,600	1,184
	Hypera SA	259,896	1,183
	Alupar Investimento SA	148,618	1,035
	Grupo Mateus SA	624,100	547
	M Dias Branco SA	113,900	540
	CSN Mineracao SA	460,800	435
	Cia Energetica de Minas Gerais	30,980	105
			312,224
Canada (8.8%)
	Royal Bank of Canada	1,520,375	273,451
	Toronto-Dominion Bank	1,823,357	196,423
	Enbridge Inc.	2,372,741	131,603
	Bank of Montreal	771,070	117,413
	Canadian Imperial Bank of Commerce	1,016,840	113,463
	Canadian Natural Resources Ltd.	2,227,914	106,348

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Bank of Nova Scotia	1,350,804	105,093
	Suncor Energy Inc.	1,306,424	89,522
	TC Energy Corp.	1,128,076	75,640
	Manulife Financial Corp.	1,830,238	71,965
	National Bank of Canada	429,514	64,834
	Sun Life Financial Inc.	607,574	43,776
	Cenovus Energy Inc.	1,470,206	43,012
	Nutrien Ltd.	535,593	40,711
	Power Corp. of Canada	578,270	32,261
	Fortis Inc. (XTSE)	552,523	31,597
	Restaurant Brands International Inc.	376,038	30,344
	Pembina Pipeline Corp.	629,494	29,302
	Tourmaline Oil Corp.	403,071	19,525
	Brookfield Asset Management Ltd. Class A (XTSE)	398,156	19,129
	Magna International Inc.	295,875	18,830
	Emera Inc.	329,760	17,593
	Great-West Lifeco Inc.	288,375	15,409
	Whitecap Resources Inc.	1,299,759	15,339
	ARC Resources Ltd.	632,157	14,995
	Keyera Corp.	244,457	9,445
	TELUS Corp.	623,349	7,806
	Canadian Tire Corp. Ltd. Class A	55,201	7,677
	Open Text Corp.	300,912	6,821
	BCE Inc.	259,594	6,169
	IGM Financial Inc.	94,546	5,271
			1,760,767
Chile (0.2%)
	Banco De Chile	48,924,247	9,171
	Banco de Credito e Inversiones SA	84,424	5,705
	Banco Santander Chile	67,416,450	5,391
	Empresas Copec SA	469,717	3,290
	Enel Chile SA	26,028,021	2,337
	Cencosud Shopping SA	544,776	1,652
	Quinenco SA	272,820	1,334
	Banco Itau Chile SA	61,266	1,253
	Cia Cervecerias Unidas SA	218,852	1,240
	Colbun SA	8,273,036	1,232
	Aguas Andinas SA Class A	2,700,452	1,022
	Cia Sud Americana de Vapores SA	13,830,741	784
			34,411
China (6.3%)
	China Construction Bank Corp. Class H	95,275,000	107,546
	Industrial & Commercial Bank of China Ltd. Class H	87,664,671	78,982
	Ping An Insurance Group Co. of China Ltd. Class H	6,742,902	54,807
	Bank of China Ltd. Class H	75,714,351	49,166
	JD.com Inc. Class A	2,624,600	39,763
	PetroChina Co. Ltd. Class H	22,398,000	34,549
	China Life Insurance Co. Ltd. Class H	7,499,000	27,664
	Agricultural Bank of China Ltd. Class H	34,694,000	27,065
	China Merchants Bank Co. Ltd. Class H	4,230,375	25,605
	China Shenhua Energy Co. Ltd. Class H	3,617,000	22,468
	Geely Automobile Holdings Ltd.	6,936,000	20,629
	Kweichow Moutai Co. Ltd. Class A	96,600	19,580
	China Petroleum & Chemical Corp. Class H	25,754,000	15,215
	ANTA Sports Products Ltd.	1,439,400	15,079
	China Hongqiao Group Ltd.	3,430,500	14,521
	China Resources Land Ltd.	3,253,883	13,671
	China Pacific Insurance Group Co. Ltd. Class H	2,817,146	12,298
[1]	ZTO Express Cayman Inc.	476,358	12,070
	PICC Property & Casualty Co. Ltd. Class H	6,492,000	11,727
	H World Group Ltd.	2,135,300	11,025
	Weichai Power Co. Ltd. Class H	2,164,000	10,757
	Ping An Insurance Group Co. of China Ltd. Class A	1,217,743	10,617
	China CITIC Bank Corp. Ltd. Class H	9,706,620	10,179
	Yangzijiang Shipbuilding Holdings Ltd.	2,748,900	9,375
	CSPC Pharmaceutical Group Ltd.	8,451,998	9,209
	CITIC Ltd.	5,513,000	9,162
	Midea Group Co. Ltd. Class H	727,900	8,411
	CMOC Group Ltd. Class H	3,651,000	8,348

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	China Merchants Bank Co. Ltd. Class A	1,486,642	8,335
	Haier Smart Home Co. Ltd. Class H	2,948,505	8,328
	Bank of Communications Co. Ltd. Class H	8,436,162	7,716
	China Overseas Land & Investment Ltd.	4,473,938	7,685
[1]	Yankuang Energy Group Co. Ltd. Class H	3,652,781	7,664
	Foxconn Industrial Internet Co. Ltd. Class A	824,896	7,659
	China Mengniu Dairy Co. Ltd.	3,387,000	7,543
[2]	China Tower Corp. Ltd. Class H	5,187,235	7,351
	China Yangtze Power Co. Ltd. Class A	1,826,500	7,304
	Full Truck Alliance Co. Ltd. ADR	812,464	7,028
[2]	Postal Savings Bank of China Co. Ltd. Class H	10,634,000	6,838
	Li Ning Co. Ltd.	2,563,000	6,673
	ENN Energy Holdings Ltd.	834,200	6,540
	CITIC Securities Co. Ltd. Class H	1,830,757	6,500
	China Resources Beer Holdings Co. Ltd.	1,884,500	6,493
	New China Life Insurance Co. Ltd. Class H	942,833	6,192
	Aluminum Corp. of China Ltd. Class H	4,114,000	6,025
	Industrial & Commercial Bank of China Ltd. Class A	5,518,400	6,010
	Agricultural Bank of China Ltd. Class A	5,935,556	6,002
[2]	Guotai Haitong Securities Co. Ltd. Class H	3,411,592	5,854
	COSCO SHIPPING Holdings Co. Ltd. Class H	3,118,000	5,739
	China Resources Power Holdings Co. Ltd.	2,223,000	5,482
	People's Insurance Co. Group of China Ltd. Class H	7,760,000	5,310
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	688,000	5,241
	China Coal Energy Co. Ltd. Class H	2,772,000	5,186
	Tsingtao Brewery Co. Ltd. Class H	739,143	5,110
[2]	CGN Power Co. Ltd. Class H	11,449,000	5,101
	Jiangxi Copper Co. Ltd. Class H	1,066,000	5,066
	Wuliangye Yibin Co. Ltd. Class A	312,509	4,446
	China Taiping Insurance Holdings Co. Ltd.	1,527,000	4,366
[2]	China Resources Mixc Lifestyle Services Ltd.	716,600	4,328
	PetroChina Co. Ltd. Class A	2,379,500	4,258
	Great Wall Motor Co. Ltd. Class H	2,814,052	4,256
	China Shenhua Energy Co. Ltd. Class A	599,200	4,206
	Industrial Bank Co. Ltd. Class A	1,595,300	4,187
	Kunlun Energy Co. Ltd.	4,186,645	4,029
	Sinotruk Hong Kong Ltd.	811,260	3,990
	Kingboard Holdings Ltd.	686,500	3,892
	Sinopharm Group Co. Ltd. Class H	1,607,518	3,824
	Huaneng Power International Inc. Class H	4,662,000	3,732
	Bank of Communications Co. Ltd. Class A	3,709,500	3,689
[1]	Laopu Gold Co. Ltd. Class H	50,900	3,634
	CITIC Securities Co. Ltd. Class A	888,385	3,552
[2]	Haidilao International Holding Ltd.	1,909,335	3,522
	Tingyi Cayman Islands Holding Corp.	2,131,456	3,289
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	1,377,966	3,226
	China Galaxy Securities Co. Ltd. Class H	3,024,000	3,224
[1]	China Longyuan Power Group Corp. Ltd. Class H	3,741,000	3,187
	Guangdong Investment Ltd.	3,026,000	3,167
	BYD Electronic International Co. Ltd.	913,500	3,122
[1,2]	Huatai Securities Co. Ltd. Class H	1,494,400	3,101
	China Pacific Insurance Group Co. Ltd. Class A	562,150	3,076
	China Minsheng Banking Corp. Ltd. Class H	6,715,500	3,065
	GF Securities Co. Ltd. Class H	1,349,200	3,059
	Bosideng International Holdings Ltd.	5,480,000	2,999
	China Gas Holdings Ltd.	3,132,000	2,905
	CRRC Corp. Ltd. Class H	4,326,000	2,880
	Bank of China Ltd. Class A	3,391,900	2,853
	Vipshop Holdings Ltd. ADR	195,838	2,818
	Hengan International Group Co. Ltd.	816,561	2,799
	Muyuan Foods Co. Ltd. Class A	426,100	2,795
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	112,700	2,789
	Far East Horizon Ltd.	2,903,000	2,783
	China Everbright Environment Group Ltd.	3,824,140	2,750
	Want Want China Holdings Ltd.	4,840,000	2,733
[1,2]	Longfor Group Holdings Ltd.	2,639,500	2,733
	China National Building Material Co. Ltd. Class H	4,150,569	2,705
	Shaanxi Coal Industry Co. Ltd. Class A	707,000	2,703
	China Merchants Port Holdings Co. Ltd.	1,350,000	2,685
	RLX Technology Inc. ADR	1,181,245	2,611

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	China Construction Bank Corp. Class A	1,756,300	2,555
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,835,000	2,490
	China Railway Group Ltd. Class H	5,051,701	2,449
[1,2]	Giant Biogene Holding Co. Ltd.	626,000	2,431
	China Oilfield Services Ltd. Class H	1,988,000	2,400
	China Conch Venture Holdings Ltd.	1,544,000	2,394
	Inner Mongolia Yitai Coal Co. Ltd. Class B	890,995	2,372
	Ping An Bank Co. Ltd. Class A	1,387,400	2,335
	Bank of Ningbo Co. Ltd. Class A	472,600	2,297
	Weichai Power Co. Ltd. Class A	496,600	2,284
	Chongqing Rural Commercial Bank Co. Ltd. Class H	2,544,000	2,260
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	494,000	2,257
	Bank of Jiangsu Co. Ltd. Class A	1,356,360	2,240
	Beijing Enterprises Holdings Ltd.	554,000	2,194
	China Medical System Holdings Ltd.	1,329,477	2,185
	China State Construction Engineering Corp. Ltd. Class A	2,987,400	2,149
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	102,454	2,149
	Guotai Haitong Securities Co. Ltd. (XSSC)	894,284	2,117
*,1	ZTE Corp. Class H	658,216	2,113
	Anhui Conch Cement Co. Ltd. Class H	838,000	2,100
[2]	Yadea Group Holdings Ltd.	1,356,852	2,083
	Gree Electric Appliances Inc. of Zhuhai Class A	351,100	2,061
	Haitian International Holdings Ltd.	737,000	2,000
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	483,400	1,945
	Goldwind Science & Technology Co. Ltd. Class H	872,800	1,937
	Country Garden Services Holdings Co. Ltd.	2,414,264	1,927
	Anhui Conch Cement Co. Ltd. Class A	605,300	1,875
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,841,000	1,854
	JOYY Inc. ADR	31,342	1,849
[1]	China State Construction International Holdings Ltd.	1,590,000	1,847
[1]	Jiangsu Expressway Co. Ltd. Class H	1,342,000	1,826
	China Power International Development Ltd.	4,319,370	1,805
	China Minsheng Banking Corp. Ltd. Class A	3,236,040	1,753
	China Petroleum & Chemical Corp. Class A	2,180,600	1,722
[2]	China Feihe Ltd.	3,825,000	1,707
	China Everbright Bank Co. Ltd. Class H	4,282,000	1,697
*	Zhejiang Expressway Co. Ltd. Class H	1,688,177	1,673
	CRRC Corp. Ltd. Class A	1,859,100	1,627
	SAIC Motor Corp. Ltd. Class A	796,900	1,614
	China United Network Communications Ltd. Class A	2,401,500	1,592
	Sany Heavy Equipment International Holdings Co. Ltd.	1,147,000	1,586
	China Communications Services Corp. Ltd. Class H	2,880,000	1,584
[2]	CSC Financial Co. Ltd. Class H	1,056,500	1,572
	Huatai Securities Co. Ltd. Class A	556,500	1,568
	Shenzhen International Holdings Ltd.	1,647,000	1,561
	Postal Savings Bank of China Co. Ltd. Class A	2,101,400	1,559
	Bank of Nanjing Co. Ltd. Class A	904,282	1,555
	COSCO SHIPPING Holdings Co. Ltd. Class A	743,200	1,539
	Baoshan Iron & Steel Co. Ltd. Class A	1,593,400	1,474
	GF Securities Co. Ltd. Class A	471,900	1,471
	Brilliance China Automotive Holdings Ltd.	4,202,000	1,466
	TCL Technology Group Corp. Class A	2,321,500	1,454
	China Everbright Bank Co. Ltd. Class A	3,123,700	1,427
	Bank of Shanghai Co. Ltd. Class A	1,035,333	1,421
	Anhui Gujing Distillery Co. Ltd. Class A	89,971	1,413
	Beijing Enterprises Water Group Ltd.	3,948,000	1,395
	TravelSky Technology Ltd. Class H	1,125,000	1,393
	XCMG Construction Machinery Co. Ltd. Class A	951,900	1,391
	China CITIC Bank Corp. Ltd. Class A	1,111,800	1,368
	Fuyao Glass Industry Group Co. Ltd. Class A	156,500	1,354
[1]	China Cinda Asset Management Co. Ltd. Class H	9,561,200	1,351
	Eastroc Beverage Group Co. Ltd. Class A	45,100	1,347
	Sunshine Insurance Group Co. Ltd. Class H	2,908,500	1,343
	Yihai International Holding Ltd.	633,000	1,331
	Bank of Hangzhou Co. Ltd. Class A	521,536	1,328
[1]	SF Holding Co. Ltd. Class H	290,600	1,319
	Hisense Home Appliances Group Co. Ltd. Class H	447,776	1,318
	Zhongjin Gold Corp. Ltd. Class A	342,881	1,315
[1]	C&D International Investment Group Ltd.	685,000	1,303
	China Jinmao Holdings Group Ltd.	6,060,000	1,293

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	526,500	1,292
	Daqin Railway Co. Ltd. Class A	1,596,200	1,231
[2]	China Resources Pharmaceutical Group Ltd.	1,821,726	1,223
	Sinopec Engineering Group Co. Ltd. Class H	1,511,000	1,215
	Hengli Petrochemical Co. Ltd. Class A	365,600	1,188
[2]	Topsports International Holdings Ltd.	3,089,000	1,184
	Bank of Beijing Co. Ltd. Class A	1,523,800	1,181
	China Resources Gas Group Ltd.	487,400	1,171
	China Merchants Securities Co. Ltd. Class A	507,700	1,171
	Poly Developments & Holdings Group Co. Ltd. Class A	1,295,300	1,167
	Huadian Power International Corp. Ltd. Class H	2,124,000	1,155
[1]	AviChina Industry & Technology Co. Ltd. Class H	2,618,000	1,153
	Datang International Power Generation Co. Ltd. Class H	3,280,000	1,133
[1]	Greentown China Holdings Ltd.	915,000	1,130
[2]	China Merchants Securities Co. Ltd. Class H	625,000	1,101
	China Railway Group Ltd. Class A	1,477,000	1,100
	SDIC Power Holdings Co. Ltd. Class A	542,500	1,082
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	709,100	1,068
[2]	China Railway Signal & Communication Corp. Ltd. Class H	2,262,000	1,053
[2]	Orient Securities Co. Ltd. Class H	1,319,200	1,049
	Huaxia Bank Co. Ltd. Class A	1,039,400	1,048
	Power Construction Corp. of China Ltd. Class A	1,278,100	1,048
	Yuexiu Property Co. Ltd.	2,089,600	1,040
	Haier Smart Home Co. Ltd. Class A	327,500	1,035
	Uni-President China Holdings Ltd.	1,119,000	1,030
	Sinotrans Ltd. Class H	1,548,000	1,010
	Yunnan Baiyao Group Co. Ltd. Class A	128,500	999
	Yankuang Energy Group Co. Ltd. Class A	294,775	986
	Autohome Inc. ADR	52,303	974
	Henan Shuanghui Investment & Development Co. Ltd. Class A	236,800	962
	GD Power Development Co. Ltd. Class A	1,349,400	937
	Shenzhen Transsion Holdings Co. Ltd. Class A	110,081	932
	Zhejiang China Commodities City Group Co. Ltd. Class A	473,600	923
	Shanghai Rural Commercial Bank Co. Ltd. Class A	698,172	917
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	2,548,800	912
	China Reinsurance Group Corp. Class H	5,705,000	900
	Yunnan Yuntianhua Co. Ltd. Class A	168,100	893
	China Energy Engineering Corp. Ltd. Class H	5,352,000	887
	Xinyi Solar Holdings Ltd.	2,402,000	884
	Bank of Chengdu Co. Ltd. Class A	313,500	879
	Weibo Corp. Class A	105,780	876
	Focus Media Information Technology Co. Ltd. Class A	947,600	874
	China Suntien Green Energy Corp. Ltd. Class H	1,769,000	868
	Shanghai Baosight Software Co. Ltd. Class B	878,983	863
	Yutong Bus Co. Ltd. Class A	162,400	842
	Tianshan Aluminum Group Co. Ltd. Class A	341,200	839
[1,2]	ZJLD Group Inc.	793,252	827
	China Zheshang Bank Co. Ltd. Class H	2,648,000	825
	Sichuan Chuantou Energy Co. Ltd. Class A	363,500	815
	Poly Property Services Co. Ltd. Class H	203,200	814
*	Yangzijiang Financial Holding Ltd.	3,930,700	809
	Shougang Fushan Resources Group Ltd.	2,277,302	808
	China Lesso Group Holdings Ltd.	1,344,454	800
	Chongqing Changan Automobile Co. Ltd. Class B	1,631,116	798
	China Zheshang Bank Co. Ltd. Class A	1,793,600	780
	Lee & Man Paper Manufacturing Ltd.	1,795,000	777
	China Traditional Chinese Medicine Holdings Co. Ltd.	3,582,000	776
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	163,100	776
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	159,800	758
	Anhui Expressway Co. Ltd. Class H	368,000	746
[3]	Orient Securities Co. Ltd. Class A	540,900	745
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	340,199	729
	People's Insurance Co. Group of China Ltd. Class A	679,900	718
	COSCO SHIPPING Ports Ltd.	1,000,986	698
	Luzhou Laojiao Co. Ltd. Class A	46,900	688
[1]	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,556,800	686
	Shanghai Industrial Holdings Ltd.	347,328	684
	Western Mining Co. Ltd. Class A	156,300	683
	Industrial Securities Co. Ltd. Class A	765,600	682
	China Coal Energy Co. Ltd. Class A	246,400	675

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Xtep International Holdings Ltd.	1,217,000	668
	Guosen Securities Co. Ltd. Class A	421,200	663
	Huaneng Power International Inc. Class A	634,600	650
[1,2]	Blue Moon Group Holdings Ltd.	1,577,000	640
	Jiangsu King's Luck Brewery JSC Ltd. Class A	156,200	628
	Huaxin Building Materials Group Co. Ltd. Class H	292,784	622
	Tsingtao Brewery Co. Ltd. Class A	66,382	616
	Sailun Group Co. Ltd. Class A	296,800	607
	Sichuan Road & Bridge Co. Ltd. Class A	500,280	600
	COSCO SHIPPING Development Co. Ltd. Class H	4,169,756	592
	Guanghui Energy Co. Ltd. Class A	595,100	588
	Huayu Automotive Systems Co. Ltd. Class A	213,500	584
	ENN Natural Gas Co. Ltd. Class A	195,244	580
	Chongqing Rural Commercial Bank Co. Ltd. Class A	538,500	573
[2]	Qingdao Port International Co. Ltd. Class H	582,000	570
	Lao Feng Xiang Co. Ltd. Class B	169,160	546
	LB Group Co. Ltd. Class A	218,400	541
	Jiangsu Yanghe Distillery Co. Ltd. Class A	74,600	538
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	224,000	531
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	622,100	520
	Yealink Network Technology Corp. Ltd. Class A	97,016	519
	Changjiang Securities Co. Ltd. Class A	439,500	517
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	162,500	513
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	92,600	510
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	368,448	507
	Zhejiang Longsheng Group Co. Ltd. Class A	259,300	499
	Shenzhen Expressway Corp. Ltd. Class H	524,000	496
*	VOYAH Automobile Technology Co. Ltd. Class H	645,516	495
	Metallurgical Corp. of China Ltd. Class H	2,418,862	493
	By-health Co. Ltd. Class A	314,100	484
	Livzon Pharmaceutical Group Inc. Class H	133,100	478
	Changchun High-Tech Industry Group Co. Ltd. Class A	37,800	472
	Shanghai International Port Group Co. Ltd. Class A	641,600	470
	Beijing New Building Materials plc Class A	122,400	465
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	398,200	465
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	122,310	464
	Huaibei Mining Holdings Co. Ltd. Class A	211,500	459
	Meihua Holdings Group Co. Ltd. Class A	312,500	454
	Shenergy Co. Ltd. Class A	339,900	451
	Guangshen Railway Co. Ltd. Class H	1,471,373	450
	Huadian Power International Corp. Ltd. Class A	614,797	450
	Citic Pacific Special Steel Group Co. Ltd. Class A	200,500	449
	Sun Art Retail Group Ltd.	2,407,500	448
	Jiangsu Financial Leasing Co. Ltd. Class A	440,300	445
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	288,550	442
	BBMG Corp. Class H	4,510,000	439
	Goneo Group Co. Ltd. Class A	66,559	437
	Heilongjiang Agriculture Co. Ltd. Class A	177,700	435
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	314,900	435
	Weifu High-Technology Group Co. Ltd. Class A	149,800	430
	Guangxi Liugong Machinery Co. Ltd. Class A	298,300	424
	Bank of Suzhou Co. Ltd. Class A	337,500	421
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	539,800	418
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	313,172	413
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	309,000	409
[2]	Everbright Securities Co. Ltd. Class H	396,800	407
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	73,000	405
	G-bits Network Technology Xiamen Co. Ltd. Class A	6,700	401
	Dong-E-E-Jiao Co. Ltd. Class A	49,500	399
	Keda Industrial Group Co. Ltd. Class A	140,200	398
	Bank of Changsha Co. Ltd. Class A	270,200	395
	Wuchan Zhongda Group Co. Ltd. Class A	522,000	392
	Anhui Yingjia Distillery Co. Ltd. Class A	69,800	389
	Oppein Home Group Inc. Class A	55,935	386
	Sinotrans Ltd. Class A	436,000	383
	HLA Group Corp. Ltd. Class A	393,600	381
	Inner Mongolia Berun Chemical Co. Ltd. Class A	288,400	380
	Suofeiya Home Collection Co. Ltd. Class A	214,800	378
	Huali Industrial Group Co. Ltd. Class A	67,200	376
	SooChow Securities Co. Ltd. Class A	315,200	372

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Hisense Visual Technology Co. Ltd. Class A	98,900	371
[1]	Towngas Smart Energy Co. Ltd.	811,185	367
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,280,000	362
	Youngor Group Co. Ltd. Class A	320,000	360
	Zhejiang Semir Garment Co. Ltd. Class A	401,400	357
	Shanxi Coal International Energy Group Co. Ltd. Class A	171,300	354
	Jointown Pharmaceutical Group Co. Ltd. Class A	461,534	350
	TangShan Port Group Co. Ltd. Class A	511,468	348
	COFCO Sugar Holding Co. Ltd. Class A	156,800	346
	Fujian Funeng Co. Ltd. Class A	234,300	344
	Winner Medical Co. Ltd. Class A	74,740	343
	SDIC Capital Co. Ltd. Class A	347,300	342
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	499,500	340
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	101,700	337
	Beijing Tong Ren Tang Co. Ltd. Class A	82,700	336
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	243,100	335
	Huaxin Building Materials Group Co. Ltd. Class A	105,600	333
	Xiamen C & D Inc. Class A	233,800	326
	CNOOC Energy Technology & Services Ltd. Class A	500,900	325
	China Railway Signal & Communication Corp. Ltd. Class A	420,934	317
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	115,000	316
	Anjoy Foods Group Co. Ltd. Class A	19,700	316
	Xiamen ITG Group Corp. Ltd. Class A	345,400	313
	Nanjing Iron & Steel Co. Ltd. Class A	388,200	307
	Shenzhen Aisidi Co. Ltd. Class A	151,700	307
	Hisense Home Appliances Group Co. Ltd. Class A	83,500	295
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	755,200	294
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	656,200	294
	An Hui Wenergy Co. Ltd. Class A	245,900	291
	China South Publishing & Media Group Co. Ltd. Class A	174,200	290
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	70,200	285
	AIMA Technology Group Co. Ltd. Class A	79,700	274
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	202,061	271
	Eastern Air Logistics Co. Ltd. Class A	115,000	270
	China Resources Building Materials Technology Holdings Ltd.	1,552,000	269
	Chongqing Brewery Co. Ltd. Class A	33,300	269
	Jiangsu Linyang Energy Co. Ltd. Class A	298,600	267
	Bank of Guiyang Co. Ltd. Class A	303,300	267
	Hunan Valin Steel Co. Ltd. Class A	389,820	266
	Guoyuan Securities Co. Ltd. Class A	244,500	264
	Xi'An Shaangu Power Co. Ltd. Class A	195,200	263
	Shaanxi Energy Investment Co. Ltd. Class A	152,200	263
	Jason Furniture Hangzhou Co. Ltd. Class A	61,000	260
	Jiangling Motors Corp. Ltd. Class A	93,200	257
	Livzon Pharmaceutical Group Inc. Class A	53,300	255
	Shandong Linglong Tyre Co. Ltd. Class A	131,200	255
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	110,900	255
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	197,400	250
	Qingdao Port International Co. Ltd. Class A	192,100	249
	Anhui Expressway Co. Ltd. Class A	106,400	244
	Bank of Qingdao Co. Ltd. Class A	273,650	243
	Tian Di Science & Technology Co. Ltd. Class A	291,000	243
	Shandong Hi-speed Co. Ltd. Class A	153,800	241
	Sinoma International Engineering Co. Class A	172,600	236
	Shandong Publishing & Media Co. Ltd. Class A	211,100	231
	Tasly Pharmaceutical Group Co. Ltd. Class A	104,100	231
	Guangzhou Development Group Inc. Class A	219,700	229
	Lao Feng Xiang Co. Ltd. Class A	38,619	223
	Chongqing Department Store Co. Ltd. Class A	69,900	219
	Jizhong Energy Resources Co. Ltd. Class A	265,200	218
	ORG Technology Co. Ltd. Class A	270,200	218
	Camel Group Co. Ltd. Class A	147,900	216
	Laobaixing Pharmacy Chain JSC Class A	104,500	215
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	321,800	211
	Shanghai Tunnel Engineering Co. Ltd. Class A	238,100	207
	Hangzhou Robam Appliances Co. Ltd. Class A	78,100	205
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,500	204
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	157,000	191
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	284,700	189
	Shanghai M&G Stationery Inc. Class A	50,600	182

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	461,600	182
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	66,100	181
*	Toly Bread Co. Ltd. Class A	245,300	179
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	80,100	178
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	118,860	177
	Huapont Life Sciences Co. Ltd. Class A	239,900	175
	Zhejiang Supor Co. Ltd. Class A	24,500	169
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	217,860	169
	Guangdong South New Media Co. Ltd. Class A	30,000	167
	Jiangsu Xukuang Energy Co. Ltd. Class A	240,200	165
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	81,800	163
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	107,100	162
	MINISO Group Holding Ltd.	42,200	156
	China Railway Hi-tech Industry Co. Ltd. Class A	132,900	152
	Luenmei Quantum Co. Ltd. Class A	150,200	147
	Shandong Pharmaceutical Glass Co. Ltd. Class A	53,600	146
	Jafron Biomedical Co. Ltd. Class A	48,500	136
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	65,400	133
	Hefei Meiya Optoelectronic Technology Inc. Class A	51,100	131
	Sichuan Teway Food Group Co. Ltd. Class A	51,800	130
	Luolai Lifestyle Technology Co. Ltd. Class A	76,700	126
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	61,500	113
	Qingdao Rural Commercial Bank Corp. Class A	253,400	113
	Jiangsu Expressway Co. Ltd. Class A	62,100	112
	Triangle Tyre Co. Ltd. Class A	46,300	100
	Anhui Xinhua Media Co. Ltd. Class A	112,400	99
	China World Trade Center Co. Ltd. Class A	29,700	91
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	54,500	88
	Autobio Diagnostics Co. Ltd. Class A	17,600	86
	Shenzhen Expressway Corp. Ltd. Class A	59,600	79
	Shanghai Bailian Group Co. Ltd. Class A	59,500	72
	Chongqing Water Group Co. Ltd. Class A	103,000	67
	CSG Holding Co. Ltd. Class B	327,579	61
	Opple Lighting Co. Ltd. Class A	19,600	58
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	37,100	55
	Dongguan Development Holdings Co. Ltd. Class A	31,800	48
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	41,500	42
	Anhui Gujing Distillery Co. Ltd. Class B	4,900	41
	Zhongsheng Group Holdings Ltd.	42,114	38
	Shanghai Huayi Group Co. Ltd. Class B	41,300	22
	China National Accord Medicines Corp. Ltd. Class B	6,237	11
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	11,909	8
			1,260,001
Colombia (0.1%)
	Grupo Cibest SA	586,136	12,153
	Interconexion Electrica SA ESP	450,187	3,482
	Ecopetrol SA	3,983,355	2,846
	Cementos Argos SA	585,236	1,914
	Ecopetrol SA ADR	52,063	737
			21,132
Czech Republic (0.1%)
	CEZ A/S	157,364	9,072
	Komercni banka A/S	92,688	4,939
[2]	Moneta Money Bank A/S	300,362	2,644
	Colt CZ Group SE	15,497	794
			17,449
Denmark (1.1%)
	Novo Nordisk A/S Class B	3,478,167	147,947
	Danske Bank A/S	688,500	35,395
	Carlsberg A/S Class B	100,415	13,605
	Coloplast A/S Class B	153,093	9,457
	Tryg A/S	325,317	7,817
	Pandora A/S	86,868	6,610
	H Lundbeck A/S	314,716	2,116
			222,947
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	2,768,111	6,971

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Finland (1.0%)
	Nordea Bank Abp (XHEL)	3,505,833	65,927
	Sampo OYJ Class A (XHEL)	2,676,381	27,811
	Kone OYJ Class B	340,089	21,648
	UPM-Kymmene OYJ	602,774	18,061
	Metso OYJ	755,693	13,054
	Fortum OYJ	457,655	11,530
	Orion OYJ Class B	113,825	9,196
	Elisa OYJ	152,652	7,414
	Kesko OYJ Class B	288,917	7,121
	Stora Enso OYJ Class R	540,226	6,015
	Valmet OYJ	150,628	3,933
			191,710
France (5.5%)
	TotalEnergies SE (TQEX)	1,977,004	183,809
	BNP Paribas SA	1,082,614	113,698
	Sanofi SA	1,172,907	109,756
	AXA SA	1,749,354	84,328
	Vinci SA	542,261	82,002
	Societe Generale SA	730,683	58,820
	Danone SA	692,844	54,283
	Orange SA	2,251,774	46,887
	Cie de Saint-Gobain SA	504,907	46,259
	Engie SA (XPAR)	919,005	30,293
	Veolia Environnement SA	650,688	27,517
	Cie Generale des Etablissements Michelin SCA	721,975	26,154
*	Engie SA Loyalty Shares	723,514	23,849
	Publicis Groupe SA	240,069	22,431
	Capgemini SE	172,810	21,017
	Credit Agricole SA	1,006,582	19,661
	Pernod Ricard SA	185,354	13,780
	Eiffage SA	83,699	13,495
	Bouygues SA	208,587	12,336
	Carrefour SA	609,110	12,143
	Bureau Veritas SA	385,177	11,803
	Accor SA	237,907	11,774
	Rexel SA	246,776	10,437
*	Engie SA	313,644	10,338
	Renault SA	231,815	8,143
	Getlink SE	335,761	7,521
	SCOR SE	187,652	7,002
[2]	Amundi SA	71,079	6,870
	Edenred SE	255,810	6,407
[1]	Aeroports de Paris SA	44,584	5,414
[2]	Ayvens SA	376,219	5,091
	Sodexo SA (XPAR)	62,117	3,159
*	Engie SA (FCHI)	52,246	1,722
[1]	FDJ UNITED	62,208	1,690
*	Sodexo Inc. (Prime Fidelite 2026)	26,287	1,337
*	Sodexo Prime De Fidelite 2027	3,088	157
			1,101,383
Germany (4.4%)
	Allianz SE (Registered)	414,922	189,508
	Deutsche Telekom AG (Registered)	3,620,302	116,938
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	142,455	85,213
	BASF SE	979,418	62,817
	Deutsche Post AG	1,006,352	59,590
	Deutsche Bank AG (Registered)	1,825,201	56,707
	E.ON SE	2,401,472	53,324
	Mercedes-Benz Group AG	742,243	43,265
	Commerzbank AG	735,763	30,412
	Bayerische Motoren Werke AG (XETR)	313,096	28,652
	Daimler Truck Holding AG	540,484	27,261
	Vonovia SE	793,719	21,385
	Hannover Rueck SE	65,783	19,877
	Volkswagen AG	115,130	11,887
[1]	Fresenius Medical Care AG	215,748	9,762
[1]	Brenntag SE	128,968	9,392
*	Continental AG	123,544	9,348

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Talanx AG	67,053	8,740
	Henkel AG & Co. KGaA (XTER)	109,909	7,574
	LEG Immobilien SE (XETR)	87,991	6,174
	Evonik Industries AG	290,077	6,000
[1]	Deutsche Lufthansa AG (Registered)	621,224	5,323
	Traton SE	74,622	2,832
[2]	DWS Group GmbH & Co. KGaA	40,147	2,781
	Schaeffler AG	231,124	2,197
	RTL Group SA	40,699	1,564
	Deutsche Wohnen SE	54,566	1,267
	FUCHS SE	28,321	1,086
			880,876
Greece (0.3%)
	National Bank of Greece SA	910,808	14,435
	Eurobank SA Class A	2,719,745	11,834
	Alpha Bank SA	1,814,361	7,281
	Bank of Cyprus Holdings plc	416,785	4,517
	Public Power Corp. SA	206,269	4,380
	Hellenic Telecommunications Organization SA	165,983	3,549
	JUMBO SA	115,241	3,145
	Motor Oil Hellas Corinth Refineries SA	68,672	3,065
	Optima bank SA	200,655	2,099
	Allwyn AG	143,341	2,047
	HELLENiQ ENERGY Holdings SA	76,525	883
	Athens International Airport SA	77,302	881
	Aegean Airlines SA	48,102	631
	Holding Co. ADMIE IPTO SA	147,178	567
	Athens Water Supply & Sewage Co. SA	39,474	477
	ElvalHalcor SA	77,294	361
	Autohellas Tourist & Trading SA	26,385	336
	Piraeus Port Authority SA	6,238	277
	Quest Holdings SA	18,724	154
			60,919
Hong Kong (1.8%)
	Hong Kong Exchanges & Clearing Ltd.	1,309,300	69,737
	Sun Hung Kai Properties Ltd.	1,540,951	26,978
	CK Hutchison Holdings Ltd.	2,971,017	24,809
	BOC Hong Kong Holdings Ltd.	3,949,500	22,718
	CLP Holdings Ltd.	1,741,000	16,740
	Jardine Matheson Holdings Ltd.	200,814	13,690
	Lenovo Group Ltd.	8,750,827	13,159
	CK Asset Holdings Ltd.	2,070,746	13,044
	Power Assets Holdings Ltd.	1,494,099	12,347
[2]	WH Group Ltd.	8,702,599	10,644
	Hongkong Land Holdings Ltd.	1,114,300	8,810
	Hong Kong & China Gas Co. Ltd.	9,407,000	8,709
	Galaxy Entertainment Group Ltd.	1,995,000	8,511
[1]	MTR Corp. Ltd.	1,762,737	7,532
	Sino Land Co. Ltd.	4,242,780	6,804
	Henderson Land Development Co. Ltd.	1,616,856	6,391
	SITC International Holdings Co. Ltd.	1,423,000	5,958
	CK Infrastructure Holdings Ltd.	685,834	5,774
	Swire Pacific Ltd. Class A	498,288	5,420
	Sands China Ltd.	2,537,200	5,323
	Swire Properties Ltd.	1,138,498	3,638
	Wharf Real Estate Investment Co. Ltd.	1,129,000	3,535
	PCCW Ltd.	4,218,793	3,261
[1]	Orient Overseas International Ltd.	165,571	2,891
	PRADA SpA	619,900	2,762
	Shenzhou International Group Holdings Ltd.	445,800	2,717
	Hang Lung Properties Ltd.	2,278,000	2,678
[2]	Budweiser Brewing Co. APAC Ltd.	2,627,472	2,591
	Kerry Properties Ltd.	826,000	2,514
[1]	Chow Tai Fook Jewellery Group Ltd.	1,759,600	2,412
	Cathay Pacific Airways Ltd.	1,573,000	2,338
[2]	Samsonite Group SA	1,246,043	2,282
[2]	BOC Aviation Ltd.	216,235	2,220
	Xinyi Glass Holdings Ltd.	1,696,541	2,106
	Yue Yuen Industrial Holdings Ltd.	1,114,900	2,074

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	First Pacific Co. Ltd.	2,918,000	2,047
	Hang Lung Group Ltd.	889,000	1,846
	Hysan Development Co. Ltd.	691,000	1,732
	Bank of East Asia Ltd.	981,380	1,717
	DFI Retail Group Holdings Ltd. (Registered)	317,800	1,331
	Johnson Electric Holdings Ltd.	457,500	1,241
	Wynn Macau Ltd.	1,676,800	1,223
	VTech Holdings Ltd.	153,900	1,185
	Man Wah Holdings Ltd.	2,144,571	1,167
	CTF Services Ltd.	1,101,522	1,144
	MGM China Holdings Ltd.	713,201	1,071
	Shangri-La Asia Ltd.	1,244,000	708
	NagaCorp Ltd.	1,332,000	680
	United Energy Group Ltd.	10,970,000	671
	Dah Sing Banking Group Ltd.	402,400	648
	Swire Pacific Ltd. Class B	220,000	374
	KLN Logistics Group Ltd.	229,735	198
			352,100
Hungary (0.2%)
	OTP Bank Nyrt	251,821	33,777
	MOL Hungarian Oil & Gas plc	496,772	6,635
	Richter Gedeon Nyrt	150,720	6,357
	Magyar Telekom Telecommunications plc	302,465	2,396
			49,165
Iceland (0.0%)
	Islandsbanki HF	2,017,232	2,360
[2]	Arion Banki HF	1,412,417	2,211
			4,571
India (1.4%)
	Infosys Ltd.	3,796,880	47,799
	Tata Consultancy Services Ltd.	1,158,333	30,397
	NTPC Ltd.	5,258,515	22,204
	Power Grid Corp. of India Ltd.	5,018,356	16,899
	Oil & Natural Gas Corp. Ltd.	4,347,690	13,783
	Coal India Ltd.	2,546,587	12,952
	HCL Technologies Ltd.	804,634	10,234
	Tech Mahindra Ltd.	570,465	8,917
	Bajaj Auto Ltd.	83,617	8,835
	Hero MotoCorp Ltd.	156,974	8,482
	Power Finance Corp. Ltd.	1,752,512	8,320
	Wipro Ltd.	3,605,932	7,683
	ITC Ltd.	2,021,152	6,730
	Bharat Petroleum Corp. Ltd. (XNSE)	1,777,191	5,659
	Indian Oil Corp. Ltd.	3,636,078	5,474
	Vedanta Ltd.	1,814,707	5,212
	REC Ltd.	1,164,190	4,371
	National Aluminium Co. Ltd.	989,976	4,189
	NMDC Ltd.	4,315,599	4,131
	GAIL India Ltd.	2,365,975	4,093
	Mphasis Ltd.	167,510	4,044
	Hindustan Zinc Ltd.	587,312	3,718
	Bank of Baroda	1,285,544	3,587
	Oil India Ltd.	644,057	3,344
	Canara Bank	2,307,548	3,293
	Union Bank of India Ltd.	1,859,246	3,270
	Hindustan Petroleum Corp. Ltd.	823,971	3,266
[2]	Indian Railway Finance Corp. Ltd.	2,900,832	3,207
	Petronet LNG Ltd.	919,989	2,692
*,3	Talwandi Sabo Power Ltd.	1,787,261	2,279
*,3	Malco Energy Ltd.	1,787,261	2,279
*,3	Vedanta Aluminium Metal	1,787,261	2,279
*,3	Vedanta Iron & Steel Ltd.	1,787,261	2,279
[2]	Nippon Life India Asset Management Ltd.	207,281	2,219
	Oracle Financial Services Software Ltd.	21,381	2,210
	Indraprastha Gas Ltd.	907,904	1,596
[2]	General Insurance Corp. of India	379,776	1,578
	SJVN Ltd.	1,375,159	1,151
	Castrol India Ltd.	493,989	964
	Sun TV Network Ltd.	145,137	930

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[2]	New India Assurance Co. Ltd.	409,471	695
			287,244
Indonesia (0.4%)
	Bank Central Asia Tbk PT	50,098,570	16,985
	Bank Mandiri Persero Tbk PT	51,417,961	13,083
	Astra International Tbk PT	23,695,516	8,209
	Bank Rakyat Indonesia Persero Tbk PT	46,406,324	8,028
	Telkom Indonesia Persero Tbk PT	30,809,010	5,040
	Bank Negara Indonesia Persero Tbk PT	15,154,400	3,265
	United Tractors Tbk PT	1,771,704	2,977
	Indofood Sukses Makmur Tbk PT	6,424,100	2,506
	Alamtri Resources Indonesia Tbk PT	12,890,300	1,880
	Perusahaan Gas Negara Persero Tbk PT	15,191,599	1,709
	Dayamitra Telekomunikasi PT	33,919,400	1,011
	Unilever Indonesia Tbk PT	11,135,154	989
	Indosat Tbk PT	8,223,700	949
	Trimegah Bangun Persada Tbk PT	13,977,829	845
	Bukit Asam Persero Tbk PT	4,997,400	829
	Semen Indonesia Persero Tbk PT	6,618,500	767
	Sarana Menara Nusantara Tbk PT	27,331,000	751
	Indofood CBP Sukses Makmur Tbk PT	1,676,800	658
	Indocement Tunggal Prakarsa Tbk PT	2,051,800	618
	Avia Avian Tbk PT	19,338,039	432
			71,531
Ireland (0.2%)
	AIB Group plc	2,309,008	26,615
	Bank of Ireland Group plc	1,038,166	20,449
			47,064
Israel (0.8%)
	Bank Leumi Le-Israel BM	1,616,799	40,929
	Bank Hapoalim BM	1,441,010	38,662
	Israel Discount Bank Ltd. Class A	1,365,861	15,195
	Phoenix Financial Ltd.	249,117	14,989
	Mizrahi Tefahot Bank Ltd.	170,402	13,399
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,108,604	8,457
	Harel Insurance Investments & Financial Services Ltd.	127,210	7,877
	First International Bank of Israel Ltd.	58,832	4,921
	ICL Group Ltd.	637,828	3,415
	Delek Group Ltd.	9,808	3,371
	Matrix IT Ltd.	62,833	1,929
	FIBI Holdings Ltd.	17,952	1,863
	Kenon Holdings Ltd.	19,828	1,835
	El Al Israel Airlines	354,357	1,593
	Amot Investments Ltd.	224,953	1,538
	Gav-Yam Lands Corp. Ltd.	83,660	1,158
			161,131
Italy (3.3%)
	UniCredit SpA	1,647,841	127,349
	Intesa Sanpaolo SpA	16,741,110	113,743
	Enel SpA	8,426,088	98,380
	Eni SpA	2,038,630	57,645
	Generali	1,047,771	46,953
	Banca Monte dei Paschi di Siena SpA	2,287,679	24,386
	BPER Banca SpA	1,638,402	24,186
	Banco BPM SpA	1,595,984	23,255
	Terna - Rete Elettrica Nazionale	1,510,799	18,172
*	Stellantis NV	2,435,802	17,874
	Snam SpA	2,205,034	17,388
	FinecoBank Banca Fineco SpA	684,567	16,995
[2]	Poste Italiane SpA	508,312	13,493
	Tenaris SA	370,035	11,812
	Unipol Assicurazioni SpA	426,166	11,135
	Italgas SpA	672,346	8,122
	Recordati Industria Chimica e Farmaceutica SpA	120,145	7,015
	Banca Mediolanum SpA	233,627	5,121
	A2A SpA	1,723,776	4,909
	Hera SpA	864,637	4,080
[1,2]	Infrastrutture Wireless Italiane SpA	389,816	3,306

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[2]	Pirelli & C SpA	457,693	3,148
[2]	Nexi SpA	570,701	2,720
	Mediobanca Banca di Credito Finanziario SpA	100,032	2,334
			663,521
Japan (11.2%)
	Toyota Motor Corp.	11,290,233	216,721
	Mitsubishi UFJ Financial Group Inc.	12,001,300	215,577
	Sumitomo Mitsui Financial Group Inc.	3,989,862	140,878
	Mizuho Financial Group Inc.	2,623,963	112,837
	Tokio Marine Holdings Inc.	1,968,290	90,141
	Takeda Pharmaceutical Co. Ltd.	1,720,959	57,536
	KDDI Corp.	3,033,330	49,639
	Japan Tobacco Inc.	1,194,500	44,501
	Softbank Corp.	31,006,520	43,641
	Komatsu Ltd.	989,120	42,352
	Sumitomo Corp.	1,109,338	41,248
	ORIX Corp.	1,223,100	41,165
	Sompo Holdings Inc.	936,155	34,839
	Daiichi Life Group Inc.	3,787,400	34,676
	MS&AD Insurance Group Holdings Inc.	1,340,200	34,462
	Japan Post Bank Co. Ltd.	1,949,611	33,456
	Daiichi Sankyo Co. Ltd.	2,024,800	32,891
	Honda Motor Co. Ltd.	3,652,900	29,641
	NTT Inc.	30,187,100	29,404
	Astellas Pharma Inc.	1,947,100	27,594
	Bridgestone Corp.	1,258,860	26,160
	Nomura Holdings Inc.	3,236,214	25,922
	Inpex Corp.	936,500	24,415
	Sumitomo Mitsui Trust Group Inc.	717,778	23,998
	ENEOS Holdings Inc.	2,822,651	23,706
	Canon Inc.	856,195	22,027
	Denso Corp.	1,833,290	21,904
	Japan Post Holdings Co. Ltd.	1,816,145	21,062
	Nippon Steel Corp.	5,385,400	19,826
	Daiwa House Industry Co. Ltd.	598,179	18,251
	Kansai Electric Power Co. Inc.	1,071,000	17,158
	Asahi Group Holdings Ltd.	1,655,500	16,299
	Nippon Yusen KK	436,500	15,687
	Sekisui House Ltd.	716,724	15,606
	Kirin Holdings Co. Ltd.	906,360	14,292
	Daiwa Securities Group Inc.	1,483,314	13,962
	Chubu Electric Power Co. Inc.	807,000	13,879
	Asahi Kasei Corp.	1,382,763	13,606
	Mitsui OSK Lines Ltd.	350,010	13,221
	T&D Holdings Inc.	501,200	12,143
	SBI Holdings Inc.	601,100	12,129
	Niterra Co. Ltd.	215,300	11,638
	Yokohama Financial Group Inc.	1,134,600	10,770
	Chiba Bank Ltd.	698,200	9,637
	Mitsubishi Chemical Group Corp.	1,549,833	9,086
	Eisai Co. Ltd.	293,300	8,779
	Isuzu Motors Ltd.	627,900	8,652
	Shizuoka Financial Group Inc.	491,700	8,632
	Sojitz Corp.	228,000	8,540
	Mebuki Financial Group Inc.	993,600	8,249
	Fukuoka Financial Group Inc.	199,900	8,161
	Mitsubishi HC Capital Inc. (XTKS)	896,120	8,140
	AGC Inc.	218,356	7,831
	Yamaha Motor Co. Ltd.	1,104,451	7,758
	JFE Holdings Inc.	699,400	7,681
	Aisin Corp.	443,400	7,031
	Daito Trust Construction Co. Ltd.	312,425	7,027
	Idemitsu Kosan Co. Ltd.	818,474	7,003
	Subaru Corp.	457,100	6,809
	Kawasaki Kisen Kaisha Ltd.	409,800	6,681
	Nippon Express Holdings Inc.	240,100	6,306
	Ono Pharmaceutical Co. Ltd.	424,415	6,277
	Hachijuni Nagano Bank Ltd.	438,200	5,937
	Nissan Chemical Corp.	136,100	5,885

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Yokohama Rubber Co. Ltd.	144,600	5,885
Hulic Co. Ltd.	510,686	5,760
Sekisui Chemical Co. Ltd.	374,500	5,739
Amada Co. Ltd.	333,800	5,644
Tokyu Fudosan Holdings Corp.	658,500	5,607
Kyushu Electric Power Co. Inc.	503,300	5,442
Ricoh Co. Ltd.	642,200	5,416
Trend Micro Inc.	151,900	5,287
Gunma Bank Ltd.	376,100	5,150
Tosoh Corp.	332,300	5,121
Oji Holdings Corp.	969,600	5,098
Sanwa Holdings Corp.	222,400	5,087
Mazda Motor Corp.	767,748	4,942
Tokyo Tatemono Co. Ltd.	214,200	4,929
Haseko Corp.	282,986	4,887
Brother Industries Ltd.	253,000	4,805
Sumitomo Chemical Co. Ltd.	1,462,600	4,773
Otsuka Corp.	251,500	4,665
THK Co. Ltd.	123,900	4,645
Mitsui Chemicals Inc.	376,800	4,597
Electric Power Development Co. Ltd.	177,900	4,354
Seiko Epson Corp.	321,655	4,327
Kobe Steel Ltd.	341,900	4,214
NSK Ltd.	505,947	4,109
Hitachi Construction Machinery Co. Ltd.	116,800	4,088
SG Holdings Co. Ltd.	430,600	4,030
Nippon Electric Glass Co. Ltd.	77,100	4,025
Sumitomo Forestry Co. Ltd.	443,758	4,010
Japan Post Insurance Co. Ltd.	409,100	3,989
Nomura Real Estate Holdings Inc.	592,900	3,868
Tohoku Electric Power Co. Inc.	548,280	3,830
Kuraray Co. Ltd.	351,700	3,694
Kyushu Railway Co.	159,900	3,670
Credit Saison Co. Ltd.	132,100	3,659
EXEO Group Inc.	197,300	3,622
Yamaguchi Financial Group Inc.	205,800	3,536
Toyo Tire Corp.	144,000	3,531
Odakyu Electric Railway Co. Ltd.	345,100	3,455
Marui Group Co. Ltd.	178,900	3,425
JTEKT Corp.	279,700	3,416
Hirogin Holdings Inc.	288,300	3,406
Sumitomo Rubber Industries Ltd.	251,400	3,260
Air Water Inc.	229,600	3,257
Chugin Financial Group Inc.	174,800	3,253
NHK Spring Co. Ltd.	177,200	3,238
ZOZO Inc.	478,400	3,211
Kamigumi Co. Ltd.	96,300	3,183
Cosmo Energy Holdings Co. Ltd.	123,280	3,152
Alps Alpine Co. Ltd.	206,600	3,100
Toyoda Gosei Co. Ltd.	103,900	3,066
Zenkoku Hosho Co. Ltd.	148,800	2,996
Toyo Seikan Group Holdings Ltd.	140,500	2,914
Macnica Holdings Inc.	172,200	2,909
Nisshin Seifun Group Inc.	227,100	2,901
Iida Group Holdings Co. Ltd.	197,936	2,800
Alfresa Holdings Corp.	185,400	2,799
77 Bank Ltd.	144,700	2,786
Yamato Kogyo Co. Ltd.	35,600	2,717
INFRONEER Holdings Inc.	196,400	2,674
Kansai Paint Co. Ltd.	168,800	2,533
Taiyo Holdings Co. Ltd.	79,900	2,461
Stanley Electric Co. Ltd.	126,000	2,459
Casio Computer Co. Ltd.	241,200	2,447
Kakaku.com Inc.	140,000	2,339
Sankyu Inc.	43,000	2,311
Nagase & Co. Ltd.	300,200	2,258
Persol Holdings Co. Ltd.	1,503,900	2,238
DIC Corp.	94,700	2,168
Lixil Corp.	209,200	2,160
Zeon Corp.	182,100	2,123

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Tokyo Century Corp.	149,891	2,059
	Nippon Shokubai Co. Ltd.	149,400	2,057
	Chugoku Electric Power Co. Inc.	356,100	2,043
	Teijin Ltd.	198,700	2,001
	Aozora Bank Ltd.	124,035	2,001
	Toda Corp.	209,400	1,901
	Sundrug Co. Ltd.	77,700	1,869
	Yamada Holdings Co. Ltd.	560,000	1,867
	Daicel Corp.	236,943	1,858
	Nippon Kayaku Co. Ltd.	165,600	1,837
	Mabuchi Motor Co. Ltd.	193,100	1,817
	Shikoku Electric Power Co. Inc.	180,900	1,801
	Maruichi Steel Tube Ltd.	192,700	1,790
	NOK Corp.	99,400	1,768
	Tsumura & Co.	73,400	1,712
	Canon Marketing Japan Inc.	74,700	1,700
	Kokuyo Co. Ltd.	338,600	1,687
	Sankyo Co. Ltd.	142,600	1,687
	K's Holdings Corp.	144,300	1,668
	UBE Corp.	109,866	1,665
	Japan Airlines Co. Ltd.	105,901	1,665
	Toyota Boshoku Corp.	117,100	1,657
	DMG Mori Co. Ltd.	88,300	1,645
	Fuyo General Lease Co. Ltd.	57,900	1,603
	Park24 Co. Ltd.	134,700	1,584
	Acom Co. Ltd.	464,032	1,489
	Kaneka Corp.	47,590	1,488
	Seino Holdings Co. Ltd.	91,900	1,409
	SHO-BOND Holdings Co. Ltd.	165,100	1,397
	Amano Corp.	59,900	1,369
	Sotetsu Holdings Inc.	81,219	1,369
	Seven Bank Ltd.	628,600	1,061
	AEON Financial Service Co. Ltd.	104,500	1,039
	Pola Orbis Holdings Inc.	103,833	858
	Mitsubishi Motors Corp.	45,700	89
			2,240,922
Kuwait (0.2%)
	National Bank of Kuwait SAKP	9,449,533	26,440
	Mobile Telecommunications Co. KSCP	2,464,181	4,568
	Gulf Bank KSCP	2,473,622	2,731
	Burgan Bank SAK	1,294,315	846
			34,585
Malaysia (0.7%)
	Malayan Banking Bhd.	8,203,997	22,911
	Public Bank Bhd.	15,922,700	18,776
	Tenaga Nasional Bhd.	4,876,833	17,874
	CIMB Group Holdings Bhd.	9,195,700	17,759
	AMMB Holdings Bhd.	2,977,700	4,614
	RHB Bank Bhd.	2,238,900	4,591
	Petronas Gas Bhd.	1,018,132	4,565
	MISC Bhd.	2,121,344	4,476
	Hong Leong Bank Bhd.	671,800	3,767
	Kuala Lumpur Kepong Bhd.	564,400	3,016
	YTL Power International Bhd.	2,962,500	2,854
	CelcomDigi Bhd.	3,698,200	2,795
	Telekom Malaysia Bhd.	1,376,700	2,596
	Sime Darby Bhd.	4,736,501	2,581
	Maxis Bhd.	2,830,700	2,491
	IJM Corp. Bhd.	3,887,200	2,367
	PPB Group Bhd.	711,300	2,065
	Axiata Group Bhd.	3,481,500	2,062
	YTL Corp. Bhd.	3,808,907	1,962
	Petronas Dagangan Bhd.	382,800	1,950
[2]	MR DIY Group M Bhd.	3,946,800	1,662
	Petronas Chemicals Group Bhd.	878,500	1,311
	Alliance Bank Malaysia Bhd.	1,063,347	1,249
	Genting Malaysia Bhd.	1,752,400	874
	Genting Bhd.	1,074,409	697
			131,865

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Mexico (1.0%)
	Grupo Financiero Banorte SAB de CV Class O	3,127,800	33,963
	Grupo Mexico SAB de CV Series B	3,094,100	33,866
	Fomento Economico Mexicano SAB de CV	1,928,584	22,793
	America Movil SAB de CV Series B	17,006,600	22,596
	Wal-Mart de Mexico SAB de CV	5,538,935	17,462
	Arca Continental SAB de CV	975,800	11,724
	Grupo Aeroportuario del Pacifico SAB de CV Class B	445,370	11,172
	Coca-Cola Femsa SAB de CV	536,674	5,437
	Grupo Aeroportuario del Sureste SAB de CV Class B	170,710	5,202
	Grupo Financiero Inbursa SAB de CV Class O	1,955,200	4,813
	Kimberly-Clark de Mexico SAB de CV Class A	1,809,800	4,092
	Grupo Aeroportuario del Centro Norte SAB de CV	302,000	4,008
	Corp. Inmobiliaria Vesta SAB de CV	924,500	3,291
	Promotora y Operadora de Infraestructura SAB de CV	199,415	3,158
	Gentera SAB de CV	1,199,600	3,143
	Megacable Holdings SAB de CV	841,900	2,947
[2]	Banco del Bajio SA	891,727	2,791
	Regional SAB de CV	274,500	2,313
	Qualitas Controladora SAB de CV	210,300	2,097
	El Puerto de Liverpool SAB de CV Class C1	180,016	1,066
	Becle SAB de CV	781,200	629
			198,563
Netherlands (1.5%)
	ING Groep NV	3,172,425	91,814
	Koninklijke Ahold Delhaize NV	974,621	45,718
	NN Group NV	289,005	25,298
	Universal Music Group NV	1,038,319	21,771
	Koninklijke KPN NV	4,031,967	21,561
	Wolters Kluwer NV	254,574	19,868
	ABN AMRO Bank NV	553,015	19,254
	DSM-Firmenich AG	206,285	15,407
	ASR Nederland NV	173,613	13,188
	Aegon Ltd.	1,422,444	11,787
	Akzo Nobel NV	189,234	11,108
[2]	CVC Capital Partners plc	257,740	3,923
[2]	CTP NV	142,412	2,692
			303,389
New Zealand (0.1%)
	Contact Energy Ltd.	949,714	5,338
	Meridian Energy Ltd.	1,528,805	5,132
	EBOS Group Ltd.	265,877	3,348
	Mercury NZ Ltd.	780,438	3,090
	Spark New Zealand Ltd.	1,156,043	1,420
			18,328
Norway (0.7%)
	Equinor ASA	730,230	29,718
	DNB Bank ASA	894,041	27,075
	Norsk Hydro ASA	1,401,302	15,514
	Aker BP ASA	334,360	13,071
	Telenor ASA	681,464	11,233
	Mowi ASA	485,666	10,776
	Yara International ASA	176,967	10,303
	Orkla ASA	716,172	8,833
	Gjensidige Forsikring ASA	197,438	5,546
	Salmar ASA	76,834	4,653
	Var Energi ASA	907,276	4,610
	Aker ASA Class A	20,978	2,420
			143,752
Philippines (0.2%)
	International Container Terminal Services Inc.	1,199,510	13,902
	Bdo Unibank Inc.	2,846,790	5,323
	Manila Electric Co.	244,270	2,592
	Metropolitan Bank & Trust Co.	2,229,870	2,432
	Ayala Land Inc.	9,303,200	2,289
	PLDT Inc.	101,512	2,071
	Bank of the Philippine Islands	938,840	1,367
	Aboitiz Power Corp.	1,227,200	908

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Globe Telecom Inc.	32,601	874
	Puregold Price Club Inc.	1,241,100	868
[2]	Monde Nissin Corp.	7,289,000	807
	Converge Information & Communications Technology Solutions Inc.	3,136,000	649
	DMCI Holdings Inc.	3,713,266	578
	Semirara Mining & Power Corp.	1,195,620	506
	LT Group Inc.	1,798,903	439
	Universal Robina Corp.	261,450	260
	Megaworld Corp.	6,733,000	227
*,3	Metro Pacific Investments Corp.	60	3
			36,095
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	927,746	24,303
	ORLEN SA	629,595	23,139
	Bank Polska Kasa Opieki SA	190,964	11,954
	Powszechny Zaklad Ubezpieczen SA	644,250	11,334
	LPP SA	1,425	8,616
	Erste Bank Polska SA	45,817	7,808
			87,154
Portugal (0.2%)
	EDP SA	3,231,503	17,625
	Galp Energia SGPS SA	452,584	10,586
	Banco Comercial Portugues SA Class R	9,716,937	10,386
	Jeronimo Martins SGPS SA	298,950	7,179
			45,776
Qatar (0.4%)
	Qatar National Bank QPSC	4,912,480	23,393
	Qatar Islamic Bank QPSC	2,028,414	12,388
	Industries Qatar QSC	1,895,169	6,223
	Ooredoo QPSC	1,276,398	4,807
	Qatar Gas Transport Co. Ltd.	3,017,137	3,549
	Commercial Bank PSQC	2,793,671	3,304
	Qatar International Islamic Bank QSC	1,001,932	3,113
	Mesaieed Petrochemical Holding Co.	7,716,711	2,514
	Barwa Real Estate Co.	3,870,172	2,507
	Qatar Fuel QSC	617,637	2,431
	Dukhan Bank	2,342,141	2,232
	Al Rayan Bank	3,742,088	2,226
	Nebras Energy	517,236	2,080
	Vodafone Qatar PQSC	2,260,070	1,655
	Qatar Aluminum Manufacturing Co.	2,491,866	1,107
			73,529
Romania (0.1%)
	Banca Transilvania SA	1,023,892	8,392
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	94,683	3,399
	OMV Petrom SA	4,715,902	1,072
	Societatea Nationala Nuclearelectrica SA	61,280	979
	One United Properties SA	33,821	225
			14,067
Russia (0.0%)
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	RusHydro PJSC	1,298,798	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.4%)
	Al Rajhi Bank	3,204,126	58,744
[2]	Saudi Arabian Oil Co.	6,499,923	48,211
	Saudi National Bank	3,193,954	33,486
	Saudi Telecom Co.	2,111,154	24,538
	Riyad Bank	2,155,110	11,935
	Saudi Basic Industries Corp.	701,563	11,465
	Alinma Bank	1,630,398	10,593
	Saudi Awwal Bank	1,102,761	10,031
	SABIC Agri-Nutrients Co.	253,582	9,860
	Etihad Etisalat Co.	412,157	7,156

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Banque Saudi Fransi	1,301,842	6,714
	Arab National Bank	948,741	5,462
	Bank AlBilad	793,086	5,315
	Bupa Arabia for Cooperative Insurance Co.	84,327	4,113
	Saudi Energy Co.	861,705	4,087
	Yanbu National Petrochemical Co.	320,947	3,148
	Jarir Marketing Co.	678,221	2,724
	Riyadh Cables Group Co.	74,503	2,630
	Saudi Investment Bank	696,523	2,462
	Bank Al-Jazira	755,248	2,369
	Sahara International Petrochemical Co.	509,150	2,183
	Arabian Internet & Communications Services Co.	34,438	2,044
	Mouwasat Medical Services Co.	112,371	2,041
	SAL Saudi Logistics Services	46,134	2,030
	Ades Holding Co.	365,766	1,922
	Saudi Industrial Investment Group	426,712	1,590
	Nahdi Medical Co.	53,866	1,512
*	Mobile Telecommunications Co. Saudi Arabia	478,734	1,499
[2]	Arabian Centres Co. Ltd.	318,717	1,494
	Jamjoom Pharmaceuticals Factory Co.	30,928	1,284
	Saudi Airlines Catering Co.	67,025	1,260
	Saudi Aramco Base Oil Co.	30,561	1,031
	United Electronics Co.	47,195	1,016
	Saudi Ground Services Co.	110,545	937
*	Arabian Drilling Co.	31,044	754
	Saudia Dairy & Foodstuff Co.	5,899	325
			287,965
Singapore (1.5%)
	DBS Group Holdings Ltd.	2,182,585	100,641
	Oversea-Chinese Banking Corp. Ltd.	3,509,200	60,543
	United Overseas Bank Ltd.	1,322,145	37,654
	Singapore Telecommunications Ltd.	7,877,388	28,530
	Singapore Exchange Ltd.	883,832	15,112
	Keppel Ltd.	1,528,312	13,082
	Singapore Airlines Ltd.	1,647,600	8,160
	Wilmar International Ltd.	2,016,987	5,753
	Capitaland Investment Ltd.	2,619,700	5,745
	Sembcorp Industries Ltd.	972,700	5,105
	Venture Corp. Ltd.	317,064	4,047
	Genting Singapore Ltd.	6,681,200	3,585
	ComfortDelGro Corp. Ltd.	2,427,400	2,826
	Thai Beverage PCL	8,088,500	2,669
	NetLink NBN Trust	3,313,100	2,630
	Jardine Cycle & Carriage Ltd.	64,600	1,659
	Hutchison Port Holdings Trust	5,382,600	1,132
	SIA Engineering Co. Ltd.	213,900	528
	StarHub Ltd.	455,100	379
	Keppel REIT	169,812	120
			299,900
South Africa (1.3%)
	Anglogold Ashanti plc	548,591	50,980
	Gold Fields Ltd.	932,713	39,512
	FirstRand Ltd.	5,851,095	31,023
	Standard Bank Group Ltd.	1,424,309	27,448
	Valterra Platinum Ltd.	282,780	22,776
	Absa Group Ltd.	859,217	12,047
	Sanlam Ltd.	1,804,567	9,294
	Bid Corp. Ltd.	367,159	9,018
	Shoprite Holdings Ltd.	510,538	8,608
	Nedbank Group Ltd.	502,779	8,027
	Northam Platinum Holdings Ltd.	385,381	7,431
	Bidvest Group Ltd.	363,830	5,113
	Vodacom Group Ltd.	505,885	4,298
	Clicks Group Ltd.	259,743	4,123
	Old Mutual Ltd.	4,904,417	4,010
	OUTsurance Group Ltd.	909,182	3,865
	Exxaro Resources Ltd.	251,548	3,320
	Mr Price Group Ltd.	336,192	3,155
	Tiger Brands Ltd.	175,070	3,056

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Woolworths Holdings Ltd.	938,342	2,949
	Momentum Group Ltd.	1,289,131	2,930
	Investec Ltd.	263,029	2,193
	African Rainbow Minerals Ltd.	120,415	1,612
	Kumba Iron Ore Ltd.	69,729	1,308
	Santam Ltd.	31,644	758
	Foschini Group Ltd.	124,372	523
			269,377
South Korea (1.6%)
	KB Financial Group Inc.	379,023	41,505
	Shinhan Financial Group Co. Ltd.	451,068	30,631
	Kia Corp.	262,908	27,117
	POSCO Holdings Inc.	79,293	25,009
	Hana Financial Group Inc.	284,203	24,692
	Woori Financial Group Inc.	683,570	15,588
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	49,635	15,542
	Samsung Life Insurance Co. Ltd.	85,519	14,545
	KT&G Corp.	109,619	13,216
	Samsung Fire & Marine Insurance Co. Ltd.	31,098	9,711
	Korea Electric Power Corp.	249,357	7,471
	Korea Investment Holdings Co. Ltd.	42,529	6,989
	LG Corp.	101,027	6,818
	Samsung E&A Co. Ltd.	171,311	6,204
	Hyundai Glovis Co. Ltd.	37,978	5,864
	Samsung Securities Co. Ltd.	71,831	5,263
	DB Insurance Co. Ltd.	44,895	5,109
	Industrial Bank of Korea	284,696	4,364
	HMM Co. Ltd.	280,673	3,912
[1]	Korean Air Lines Co. Ltd.	227,773	3,812
	NH Investment & Securities Co. Ltd.	150,488	3,451
	BNK Financial Group Inc.	255,768	3,248
[1]	HD Hyundai Marine Solution Co. Ltd.	17,929	3,242
	Posco International Corp.	52,392	3,092
	Doosan Bobcat Inc.	60,228	2,962
	GS Holdings Corp.	52,497	2,916
	Coway Co. Ltd.	49,656	2,887
	Hankook Tire & Technology Co. Ltd.	66,927	2,693
	LG Uplus Corp.	248,518	2,665
[1]	LG CNS Co. Ltd.	58,371	2,593
	iM Financial Group Co. Ltd.	163,742	2,119
[1]	GS Engineering & Construction Corp.	75,559	1,961
	CJ CheilJedang Corp. (XKRX)	11,160	1,866
	Kangwon Land Inc.	114,840	1,337
	Lotte Shopping Co. Ltd.	14,318	1,312
	S-1 Corp.	21,510	1,253
	KEPCO Plant Service & Engineering Co. Ltd.	26,300	1,116
	Misto Holdings Corp.	39,906	1,098
	Korea Gas Corp.	38,417	1,019
	Samsung Card Co. Ltd.	28,078	1,013
	Lotte Corp.	47,962	998
	Cheil Worldwide Inc.	69,680	945
	SK Telecom Co. Ltd.	13,980	906
	BGF retail Co. Ltd.	10,047	898
	GS Retail Co. Ltd.	41,206	656
	Dongsuh Cos. Inc.	29,928	542
			322,150
Spain (4.0%)
	Banco Santander SA	15,963,946	194,797
	Iberdrola SA (XMAD)	7,092,991	166,290
	Banco Bilbao Vizcaya Argentaria SA	6,183,335	136,543
	Industria de Diseno Textil SA	1,209,804	72,408
	CaixaBank SA	3,900,121	49,642
	Repsol SA	1,168,901	31,398
	Amadeus IT Group SA	478,636	27,618
	Banco de Sabadell SA	5,426,529	21,039
	Telefonica SA	4,583,215	20,682
[2]	Aena SME SA	751,491	20,525
	Endesa SA	350,210	15,706
	Naturgy Energy Group SA	406,304	12,784

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Bankinter SA	672,881	11,197
	Redeia Corp. SA	443,698	7,768
	Acciona SA	26,524	7,721
	Mapfre SA	1,005,504	4,922
			801,040
Sweden (1.5%)
	Volvo AB Class B	1,704,498	59,413
	Telefonaktiebolaget LM Ericsson Class B	2,963,527	35,352
	Skandinaviska Enskilda Banken AB Class A	1,615,021	31,965
	Swedbank AB Class A	871,271	30,799
	Svenska Handelsbanken AB Class A	1,392,846	19,792
	Essity AB Class B	676,916	17,969
	Telia Co. AB	2,463,248	12,879
	Tele2 AB Class B	588,184	12,060
[2]	Evolution AB	137,124	9,664
	Skanska AB Class B	356,790	9,636
	SKF AB Class B	364,909	9,188
	Securitas AB Class B	518,695	8,705
[1]	H & M Hennes & Mauritz AB Class B	470,337	8,441
	Volvo AB Class A	211,965	7,392
	SSAB AB Class B	635,554	5,787
[1]	Svenska Handelsbanken AB Class B	169,153	4,085
	Axfood AB	114,120	3,482
	SSAB AB Class A	264,445	2,380
	Skandinaviska Enskilda Banken AB Class C	63,300	1,280
	Sagax AB Class D	227,275	853
			291,122
Switzerland (7.4%)
	Roche Holding AG	766,581	312,382
	Novartis AG (Registered)	2,089,955	308,874
	Nestle SA (Registered)	2,809,191	284,402
	UBS Group AG (Registered)	3,417,829	151,245
	Zurich Insurance Group AG	163,771	114,184
	Swiss Re AG	321,520	51,793
	Holcim AG	534,052	49,628
	Swiss Life Holding AG (Registered)	31,362	36,822
	Partners Group Holding AG	23,863	25,944
	Swisscom AG (Registered)	27,551	23,303
*	Helvetia Baloise Holding AG (Registered)	83,153	22,799
	SGS SA (Registered)	181,812	19,699
	Julius Baer Group Ltd.	225,225	18,513
	Roche Holding AG (Bearer) Class BR	32,471	13,581
	Kuehne & Nagel International AG (Registered)	49,935	11,728
	Swatch Group AG (Bearer) Class BR	31,860	7,396
	EMS-Chemie Holding AG (Registered)	7,334	6,252
	Flughafen Zurich AG (Registered)	19,636	5,576
	Banque Cantonale Vaudoise (Registered)	29,624	4,668
			1,468,789
Taiwan (4.3%)
	MediaTek Inc.	1,559,000	130,148
	Hon Hai Precision Industry Co. Ltd.	12,783,219	90,314
	ASE Technology Holding Co. Ltd.	3,164,171	49,597
	CTBC Financial Holding Co. Ltd.	19,263,120	31,862
[1]	United Microelectronics Corp.	12,317,000	30,939
	Quanta Computer Inc.	2,934,000	29,254
	Fubon Financial Holding Co. Ltd.	9,229,223	26,304
	Cathay Financial Holding Co. Ltd.	10,376,973	25,331
	Yuanta Financial Holding Co. Ltd.	12,019,592	19,914
	TS Financial Holding Co. Ltd.	25,202,261	19,010
	Chunghwa Telecom Co. Ltd.	4,203,000	18,046
	E.Sun Financial Holding Co. Ltd.	16,212,902	16,359
	Mega Financial Holding Co. Ltd.	12,810,741	15,861
[1]	Wiwynn Corp.	105,000	15,765
	Wistron Corp.	3,443,656	15,166
	SinoPac Financial Holdings Co. Ltd.	13,529,001	13,257
[1]	Asustek Computer Inc.	700,268	12,975
	KGI Financial Holding Co. Ltd.	17,703,392	12,066
[1]	Phison Electronics Corp.	188,000	11,764
	Lite-On Technology Corp.	2,173,194	11,652

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Uni-President Enterprises Corp.	5,199,387	11,389
[1]	Zhen Ding Technology Holding Ltd.	807,000	10,888
	First Financial Holding Co. Ltd.	11,613,261	10,607
	Hua Nan Financial Holdings Co. Ltd. Class C	10,054,017	10,200
[1]	Realtek Semiconductor Corp.	574,000	9,800
[1]	Largan Precision Co. Ltd.	112,000	8,993
	Tripod Technology Corp.	508,000	7,319
[1]	Novatek Microelectronics Corp.	557,000	7,235
	ASE Technology Holding Co. Ltd. ADR	218,743	6,871
[1]	Evergreen Marine Corp. Taiwan Ltd.	1,018,600	6,516
	Pegatron Corp.	2,401,000	6,282
	Advantech Co. Ltd.	533,000	6,095
	International Games System Co. Ltd. Class C	255,000	6,061
	Far EasTone Telecommunications Co. Ltd.	1,969,000	5,872
	WPG Holdings Ltd.	1,739,000	5,572
	Taiwan Mobile Co. Ltd.	1,579,000	5,560
	Powertech Technology Inc.	820,000	5,378
[1]	Hotai Motor Co. Ltd.	345,000	5,208
	Shanghai Commercial & Savings Bank Ltd.	4,127,677	5,093
[1]	Vanguard International Semiconductor Corp.	1,058,212	4,918
[1]	WT Microelectronics Co. Ltd.	738,314	4,797
[1]	Compal Electronics Inc.	5,087,000	4,703
[1]	Inventec Corp.	3,149,994	4,615
[1]	Globalwafers Co. Ltd.	245,000	4,604
	President Chain Store Corp.	640,000	4,524
[1]	Gigabyte Technology Co. Ltd.	513,000	4,467
	E Ink Holdings Inc.	998,000	4,391
	Chailease Holding Co. Ltd.	1,183,257	4,337
	Synnex Technology International Corp.	1,497,000	3,924
[1]	Catcher Technology Co. Ltd.	580,672	3,825
	TCC Group Holdings Co. Ltd.	4,914,441	3,813
	Eva Airways Corp.	3,508,380	3,716
[1]	Yang Ming Marine Transport Corp.	2,277,000	3,548
[1]	Acer Inc.	3,967,000	3,488
[1]	Wan Hai Lines Ltd.	1,410,000	3,321
[1]	Chicony Electronics Co. Ltd.	802,370	3,159
[1]	Micro-Star International Co. Ltd.	983,000	3,053
	Pou Chen Corp.	3,716,000	3,038
[1]	ASMedia Technology Inc.	57,000	2,508
	Formosa Petrochemical Corp.	1,375,486	2,458
[1]	Asia Cement Corp.	2,084,000	2,311
[1]	Far Eastern New Century Corp.	2,753,003	2,247
	Voltronic Power Technology Corp.	89,000	2,212
[1]	Parade Technologies Ltd.	111,000	2,050
[1]	Teco Electric & Machinery Co. Ltd.	992,000	1,996
	Genius Electronic Optical Co. Ltd.	122,000	1,982
	Cheng Shin Rubber Industry Co. Ltd.	1,991,000	1,970
	Capital Securities Corp.	2,178,495	1,942
	Nien Made Enterprise Co. Ltd.	173,000	1,936
	Sino-American Silicon Products Inc.	442,000	1,914
[1]	China Airlines Ltd.	3,171,000	1,797
[1]	Taiwan High Speed Rail Corp.	2,125,000	1,778
[1]	Transcend Information Inc.	216,000	1,757
[1]	Feng TAY Enterprise Co. Ltd.	778,954	1,735
	Tatung Co. Ltd.	1,693,000	1,624
	Eclat Textile Co. Ltd.	124,280	1,320
	Giant Manufacturing Co. Ltd.	598,394	1,281
[1]	U-Ming Marine Transport Corp.	610,000	1,171
[1]	Yulon Motor Co. Ltd.	1,265,000	1,087
	Taiwan Fertilizer Co. Ltd.	634,000	1,019
	Far Eastern International Bank	2,618,072	1,015
	momo.com Inc.	178,000	961
	Taiwan Secom Co. Ltd.	253,000	903
	Ruentex Development Co. Ltd.	792,000	593
			856,331
Thailand (0.6%)
	PTT PCL	13,396,000	14,492
	Advanced Info Service PCL	1,160,904	12,125
	Kasikornbank PCL NVDR	1,490,900	8,876

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	CP ALL PCL	5,923,700	7,921
	SCB X PCL	1,854,700	7,460
	PTT Exploration & Production PCL	1,443,130	6,852
	Krung Thai Bank PCL	6,485,600	6,570
	Bangkok Dusit Medical Services PCL Class F	11,693,400	6,567
	True Corp. PCL	13,273,000	5,585
	Siam Cement PCL (Registered)	741,317	5,478
	Central Pattana PCL	2,585,500	4,944
	Bumrungrad Hospital PCL	614,100	3,403
	TMBThanachart Bank PCL	42,164,300	2,928
	Minor International PCL	4,063,600	2,586
	Kasikornbank PCL	428,100	2,549
	Charoen Pokphand Foods PCL	3,894,600	2,310
	Digital Telecommunications Infrastructure Fund Class F	6,001,800	1,860
	Thai Oil PCL	1,153,040	1,705
	Central Retail Corp. PCL	2,961,200	1,670
	Indorama Ventures PCL	2,081,700	1,648
	Bangkok Bank PCL (Registered)	307,000	1,532
[1]	Bangkok Bank PCL NVDR	301,800	1,506
	Banpu PCL (Registered)	8,152,750	1,478
	Krungthai Card PCL	1,251,800	1,125
	PTT Oil & Retail Business PCL	2,969,600	1,125
	Thai Union Group PCL Class F	2,599,300	919
	Ratch Group PCL	929,850	829
	CP AXTRA PCL	1,707,400	773
	Global Power Synergy PCL Class F	701,700	752
	Osotspa PCL	1,631,700	747
	Land & Houses PCL (Registered)	6,486,300	717
	Electricity Generating PCL	180,700	626
	Thai Life Insurance PCL	1,891,800	611
	Carabao Group PCL Class F	531,500	593
	Home Product Center PCL	2,710,800	505
	Siam City Cement PCL	59,027	253
	Berli Jucker PCL	507,800	220
			121,840
Turkiye (0.3%)
	BIM Birlesik Magazalar A/S	467,519	7,681
	Turkiye Petrol Rafinerileri A/S	1,000,410	6,014
	KOC Holding A/S	1,209,823	5,417
	Akbank TAS	3,275,831	5,305
[1]	Turkcell Iletisim Hizmetleri A/S	1,319,603	3,281
	Haci Omer Sabanci Holding A/S	1,523,420	3,224
	Eregli Demir ve Celik Fabrikalari TAS	4,027,717	3,133
	Turkiye Is Bankasi A/S Class C	7,937,252	2,520
	Enka Insaat ve Sanayi A/S	952,859	2,209
	Ford Otomotiv Sanayi A/S	1,013,244	2,200
[1]	Turkiye Garanti Bankasi A/S	698,548	2,068
	Coca-Cola Icecek A/S	913,990	1,519
	Tofas Turk Otomobil Fabrikasi A/S	170,286	1,112
	Ulker Biskuvi Sanayi A/S	329,006	903
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	735,256	706
	Turkiye Sigorta A/S	1,990,982	621
[2]	Enerjisa Enerji A/S	220,422	600
	Aksa Akrilik Kimya Sanayii A/S	2,348,540	551
	Is Yatirim Menkul Degerler A/S	577,277	541
	Cimsa Cimento Sanayi VE Ticaret A/S	401,836	513
	Oyak Cimento Fabrikalari A/S	947,225	498
	Anadolu Anonim Turk Sigorta Sirketi	723,058	462
	Nuh Cimento Sanayi A/S	68,571	376
	Aygaz A/S	58,114	370
	Agesa Hayat ve Emeklilik A/S	34,936	187
*	Akcansa Cimento A/S	37,838	179
	Anadolu Hayat Emeklilik A/S	67,316	165
	Ronesans Gayrimenkul Yatirim A/S	36,848	151
	Celebi Hava Servisi A/S	2,441	96
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	59,940	68
[1]	Dogus Otomotiv Servis ve Ticaret A/S	10,978	44
*	Turk Traktor ve Ziraat Makineleri A/S	1	—
			52,714

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
United Arab Emirates (0.8%)
	First Abu Dhabi Bank PJSC	4,919,025	23,533
	Emaar Properties PJSC	6,240,719	20,095
	Emirates Telecommunications Group Co. PJSC	3,756,376	19,025
	Emirates NBD Bank PJSC	1,881,579	14,866
	Abu Dhabi Commercial Bank PJSC	3,531,512	13,277
	Abu Dhabi Islamic Bank PJSC	1,642,782	9,810
	Dubai Electricity & Water Authority PJSC	10,006,545	7,221
	Adnoc Gas plc	7,671,931	7,038
	ADNOC Drilling Co. PJSC	2,925,511	4,508
	Dubai Islamic Bank PJSC	2,278,154	4,434
	Emaar Development PJSC	1,034,564	4,110
	Air Arabia PJSC	2,616,244	3,526
	Abu Dhabi National Oil Co. for Distribution PJSC	3,364,616	3,362
	Salik Co. PJSC	2,100,137	3,204
	ADNOC Logistics & Services	1,717,918	2,745
*	Dubai Investments PJSC	2,304,632	2,546
	Agility Global plc	5,937,461	2,425
	Borouge plc	3,029,963	2,087
	Talabat Holding plc	6,551,881	1,593
	Americana Restaurants International plc - Foreign Co. (XADS)	2,839,940	1,538
	Fertiglobe plc	1,325,227	1,349
	NMDC Group PJSC	254,343	1,327
	Lulu Retail Holdings plc	4,297,729	1,218
	Parkin Co. PJSC	803,568	1,140
	Dubai Financial Market PJSC	2,381,386	926
	Emirates Central Cooling Systems Corp.	2,009,061	849
			157,752
United Kingdom (11.2%)
	HSBC Holdings plc	18,735,583	344,731
	Shell plc (XLON)	6,215,961	282,620
	British American Tobacco plc	2,308,711	135,971
	BP plc	17,140,145	135,679
	Unilever plc	2,247,333	131,054
	GSK plc	4,360,657	114,325
	Rio Tinto plc	1,130,351	113,868
	National Grid plc	5,390,876	96,500
	Barclays plc	15,276,822	89,796
*	Glencore plc	11,504,930	89,414
	Lloyds Banking Group plc	64,838,402	88,135
	NatWest Group plc	8,778,154	70,013
	SSE plc	1,315,377	47,096
	Diageo plc	2,263,583	45,768
	Tesco plc	6,853,266	44,896
	Reckitt Benckiser Group plc (XLON)	639,390	40,683
	Vodafone Group plc	19,992,015	31,810
	Imperial Brands plc	832,209	31,618
	Aviva plc	3,356,530	28,468
	Next plc	131,286	23,170
	Legal & General Group plc	6,389,227	21,926
	BT Group plc	6,266,989	18,424
	United Utilities Group plc	854,812	16,953
	Centrica plc	5,267,504	15,385
	Severn Trent plc	312,437	13,889
	Endeavour Mining plc	225,897	13,634
	Coca-Cola HBC AG Class DI	230,501	13,445
	Admiral Group plc	274,093	12,594
	Intertek Group plc	193,780	12,483
	Bunzl plc	376,868	12,424
	M&G plc	2,299,239	9,450
	Associated British Foods plc	358,661	8,931
	Fresnillo plc	199,914	8,828
	Standard Life plc	814,913	8,384
	J Sainsbury plc	1,872,894	8,369
	Kingfisher plc	2,004,537	7,882
	Schroders plc	921,273	7,254
	DCC plc	95,953	7,232
	ICG plc	281,637	6,944
	Croda International plc	161,109	6,249

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Persimmon plc	415,225	5,987
	Whitbread plc	177,549	5,397
	Entain plc	713,153	5,264
*	Berkeley Group Holdings plc	88,641	3,859
	Taylor Wimpey plc	2,257,277	2,388
[1]	Mondi plc	172,374	1,781
	Barratt Redrow plc	166,013	565
*,3	Evraz plc	193,110	—
			2,241,536
Total Common Stocks (Cost $14,579,797)			19,621,990
Preferred Stocks (1.0%)
	Itau Unibanco Holding SA Preference Shares	5,597,036	48,818
	Petroleo Brasileiro SA - Petrobras Preference Shares	4,900,497	48,572
	Itausa SA Preference Shares	6,207,507	17,450
	Volkswagen AG Preference Shares	167,976	17,034
	Banco Bradesco SA Preference Shares	3,564,313	13,907
	Hyundai Motor Co. Preference Shares (XKRX)	38,077	6,419
	Gerdau SA Preference Shares	1,376,570	6,286
	Bayerische Motoren Werke AG Preference Shares	66,049	6,027
	Cia Energetica de Minas Gerais Preference Shares	1,835,502	4,648
	Hyundai Motor Co. Preference Shares	26,674	4,509
	Axia Energia SA Preference Shares Class B	275,600	3,821
	FUCHS SE Preference Shares	75,112	3,538
	Grifols SA Preference Shares Class B (XMAD)	302,903	2,515
	Embotelladora Andina SA Preference Shares Class B	515,736	2,404
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares (XKRX)	7,498	1,890
	Isa Energia Brasil SA Preference Shares	289,192	1,723
	Grupo Cibest SA Preference Shares	97,626	1,676
	Grupo De Inversiones Suramericana SA Preference Shares	149,158	1,660
	Metalurgica Gerdau SA Preference Shares	823,880	1,652
	Korea Investment Holdings Co. Ltd. Preference Shares	10,256	1,198
	Amorepacific Corp. Preference Shares (XKRX)	18,288	601
Total Preferred Stocks (Cost $140,325)			196,348
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund, 3.685% (Cost $210,993)	2,110,135	210,992
Total Investments (100.2%) (Cost $14,931,115)			20,029,330
Other Assets and Liabilities—Net (-0.2%)			(42,487)
Net Assets (100%)			19,986,843
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $123,114.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $244,242, representing 1.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $130,356 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

International High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	44	15,936	164
FTSE 100 Index	June 2026	213	30,081	(341)
MSCI EAFE Index	June 2026	548	83,463	597
MSCI Emerging Markets Index	June 2026	115	9,397	869
S&P TSX 60 Index	June 2026	67	19,574	78
				1,367

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Deutsche Bank AG	6/17/2026	CAD	17,794	USD	13,016	110	—
Royal Bank of Canada	6/17/2026	CAD	15,796	USD	11,580	72	—
Toronto-Dominion Bank	6/17/2026	CAD	4,974	USD	3,687	—	(17)
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	9,486	USD	11,014	144	—
State Street Bank & Trust Co.	6/17/2026	GBP	9,793	USD	13,202	123	—
JPMorgan Chase Bank, N.A.	6/17/2026	GBP	4,742	USD	6,362	90	—
Goldman Sachs International	6/17/2026	INR	468,352	USD	5,063	—	(156)
BNP Paribas	6/17/2026	USD	11,600	AUD	16,183	—	(40)
State Street Bank & Trust Co.	6/17/2026	USD	7,365	BRL	38,984	—	(413)
Bank of Montreal	6/17/2026	USD	11,312	CAD	15,353	—	(14)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	13,074	CHF	10,038	159	—
Royal Bank of Canada	6/17/2026	USD	11,035	EUR	9,486	—	(124)
Toronto-Dominion Bank	6/17/2026	USD	7,932	EUR	6,696	56	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	6,578	EUR	5,630	—	(44)
Barclays Bank plc	6/17/2026	USD	4,377	EUR	3,695	31	—
State Street Bank & Trust Co.	6/17/2026	USD	4,366	HKD	34,016	16	—
State Street Bank & Trust Co.	6/17/2026	USD	28,413	JPY	4,520,148	—	(578)
BNP Paribas	6/17/2026	USD	1,572	KRW	2,307,158	4	—
Toronto-Dominion Bank	6/17/2026	USD	155	SEK	1,420	1	—
Goldman Sachs International	6/17/2026	USD	1,057	TWD	33,615	—	(5)
						806	(1,391)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $14,720,122)	19,818,338
Affiliated Issuers (Cost $210,993)	210,992
Total Investments in Securities	20,029,330
Investment in Vanguard	449
Cash	4
Cash Collateral Pledged—Futures Contracts	16,120
Cash Collateral Pledged—Forward Currency Contracts	750
Foreign Currency, at Value (Cost $67,826)	69,118
Receivables for Investment Securities Sold	90,848
Receivables for Accrued Income	106,175
Receivables for Capital Shares Issued	376
Variation Margin Receivable—Futures Contracts	3,568
Unrealized Appreciation—Forward Currency Contracts	806
Total Assets	20,317,544
Liabilities
Payables for Investment Securities Purchased	190,285
Collateral for Securities on Loan	130,356
Payables for Capital Shares Redeemed	149
Payables to Vanguard	919
Unrealized Depreciation—Forward Currency Contracts	1,391
Deferred Foreign Capital Gains Taxes	7,601
Total Liabilities	330,701
Net Assets	19,986,843
1 Includes $123,114 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	14,711,302
Total Distributable Earnings (Loss)	5,275,541
Net Assets	19,986,843

ETF Shares—Net Assets
Applicable to 193,678,666 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,106,478
Net Asset Value Per Share—ETF Shares	$98.65

Admiral™ Shares—Net Assets
Applicable to 18,404,969 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	880,365
Net Asset Value Per Share—Admiral Shares	$47.83

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	340,139
Interest[2]	1,075
Securities Lending—Net	840
Total Income	342,054
Expenses
The Vanguard Group—Note C
Investment Advisory Services	646
Management and Administrative—ETF Shares	7,162
Management and Administrative—Admiral Shares	558
Marketing and Distribution—ETF Shares	316
Marketing and Distribution—Admiral Shares	21
Custodian Fees	1,055
Shareholders’ Reports—ETF Shares	191
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	5
Other Expenses	51
Total Expenses	10,009
Net Investment Income	332,045
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	281,005
Futures Contracts	15,339
Forward Currency Contracts	928
Foreign Currencies	(8,173)
Realized Net Gain (Loss)	289,099
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	2,077,776
Futures Contracts	(248)
Forward Currency Contracts	(1,530)
Foreign Currencies	4,300
Change in Unrealized Appreciation (Depreciation)	2,080,298
Net Increase (Decrease) in Net Assets Resulting from Operations	2,701,442
1	Dividends are net of foreign withholding taxes of $33,976.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $793, ($5), and ($12), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $503.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($85).

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	332,045	440,817
Realized Net Gain (Loss)	289,099	74,996
Change in Unrealized Appreciation (Depreciation)	2,080,298	1,969,533
Net Increase (Decrease) in Net Assets Resulting from Operations	2,701,442	2,485,346
Distributions
ETF Shares	(285,394)	(429,193)
Admiral Shares	(13,895)	(25,410)
Total Distributions	(299,289)	(454,603)
Capital Share Transactions
ETF Shares	3,766,807	3,248,021
Admiral Shares	36,841	120,349
Net Increase (Decrease) from Capital Share Transactions	3,803,648	3,368,370
Total Increase (Decrease)	6,205,801	5,399,113
Net Assets
Beginning of Period	13,781,042	8,381,929
End of Period	19,986,843	13,781,042

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$85.10	$70.42	$59.80	$54.67	$67.77	$50.47
Investment Operations
Net Investment Income[1]	1.806	3.238	3.064	2.908	3.259	2.824
Net Realized and Unrealized Gain (Loss) on Investments[2]	13.391	14.783	10.742	5.072	(13.260)	16.986
Total from Investment Operations	15.197	18.021	13.806	7.980	(10.001)	19.810
Distributions
Dividends from Net Investment Income	(1.647)	(3.341)	(3.186)	(2.850)	(3.099)	(2.510)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.647)	(3.341)	(3.186)	(2.850)	(3.099)	(2.510)
Net Asset Value, End of Period	$98.65	$85.10	$70.42	$59.80	$54.67	$67.77
Total Return	18.06%	26.33%	23.39%	14.53%	-15.16%	39.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,106	$13,054	$7,887	$6,167	$4,198	$3,061
Ratio of Total Expenses to Average Net Assets	0.12%	0.18%	0.22%[3]	0.22%[3]	0.22%[3]	0.22%
Ratio of Net Investment Income to Average Net Assets	3.89%	4.21%	4.48%	4.68%	5.24%	4.29%
Portfolio Turnover Rate[4]	10%	9%	11%	8%	16%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.01, and $.00.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$41.26	$34.15	$28.99	$26.51	$32.85	$24.45
Investment Operations
Net Investment Income[1]	.843	1.565	1.479	1.390	1.559	1.329
Net Realized and Unrealized Gain (Loss) on Investments	6.516	7.164	5.225	2.470	(6.398)	8.286
Total from Investment Operations	7.359	8.729	6.704	3.860	(4.839)	9.615
Distributions
Dividends from Net Investment Income	(.789)	(1.619)	(1.544)	(1.380)	(1.501)	(1.215)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.789)	(1.619)	(1.544)	(1.380)	(1.501)	(1.215)
Net Asset Value, End of Period	$47.83	$41.26	$34.15	$28.99	$26.51	$32.85
Total Return[2]	18.03%	26.30%	23.44%	14.47%	-15.11%	39.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$880	$727	$495	$429	$420	$395
Ratio of Total Expenses to Average Net Assets	0.16%	0.18%	0.22%[3]	0.22%[3]	0.22%[3]	0.22%
Ratio of Net Investment Income to Average Net Assets	3.76%	4.20%	4.47%	4.62%	5.15%	4.19%
Portfolio Turnover Rate[4]	10%	9%	11%	8%	16%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard International High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International High Dividend Yield Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $449,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

International High Dividend Yield Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	2,327,097	—	—	2,327,097
Common Stocks—Other	22,646	17,262,383	9,864	17,294,893
Preferred Stocks	152,617	43,731	—	196,348
Temporary Cash Investments	210,992	—	—	210,992
Total	2,713,352	17,306,114	9,864	20,029,330
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,708	—	—	1,708
Forward Currency Contracts	—	806	—	806
Total	1,708	806	—	2,514
Liabilities
Futures Contracts[1]	(341)	—	—	(341)
Forward Currency Contracts	—	(1,391)	—	(1,391)
Total	(341)	(1,391)	—	(1,732)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,708	—	1,708
Unrealized Appreciation—Forward Currency Contracts	—	806	806
Total Assets	1,708	806	2,514

Unrealized Depreciation—Futures Contracts[1]	(341)	—	(341)
Unrealized Depreciation—Forward Currency Contracts	—	(1,391)	(1,391)
Total Liabilities	(341)	(1,391)	(1,732)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	15,339	—	15,339
Forward Currency Contracts	—	928	928
Realized Net Gain (Loss) on Derivatives	15,339	928	16,267
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(248)	—	(248)
Forward Currency Contracts	—	(1,530)	(1,530)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(248)	(1,530)	(1,778)

International High Dividend Yield Index Fund
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,006,473
Gross Unrealized Appreciation	5,213,234
Gross Unrealized Depreciation	(189,595)
Net Unrealized Appreciation (Depreciation)	5,023,639
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $157,623,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $2,505,976,000 of investment securities and sold $1,694,551,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,977,235,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	3,766,807	40,290	3,248,021	41,395
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—ETF Shares	3,766,807	40,290	3,248,021	41,395
Admiral Shares
Issued[1]	138,610	3,055	187,243	4,965
Issued in Lieu of Cash Distributions	8,413	193	14,978	409
Redeemed[2]	(110,182)	(2,471)	(81,872)	(2,239)
Net Increase (Decrease)—Admiral Shares	36,841	777	120,349	3,135
1	Includes purchase fees for fiscal 2026 and 2025 of $347 and $467, respectively (fund totals).
2	Net of redemption fees for fiscal 2026 and 2025 of $131 and $174, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2026, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

International High Dividend Yield Index Fund
K.Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q15302 062026

Financial Statements
For the six-months ended April 30, 2026
Vanguard International Dividend Growth Fund

Contents
Financial Statements	1

International Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.4%)
Belgium (3.1%)
KBC Group NV ADR	59,242	3,948
Canada (10.3%)
Intact Financial Corp.	24,325	4,687
Canadian National Railway Co.	34,527	3,878
Sun Life Financial Inc.	35,475	2,556
Royal Bank of Canada	11,080	1,993
		13,114
Denmark (1.7%)
DSV A/S	8,971	2,206
Finland (2.9%)
Kone OYJ Class B	40,913	2,604
Sampo OYJ Class A (XHEL)	110,395	1,147
		3,751
France (5.8%)
Schneider Electric SE	17,269	5,495
Capgemini SE	8,458	1,029
LVMH Moet Hennessy Louis Vuitton SE	1,711	914
		7,438
Germany (6.1%)
Merck KGaA	24,860	3,219
Symrise AG	35,286	3,121
SAP SE	8,586	1,442
		7,782
Hong Kong (2.9%)
AIA Group Ltd.	332,547	3,651
Japan (18.8%)
Keyence Corp.	10,536	4,832
Hoya Corp.	21,001	3,922
Chugai Pharmaceutical Co. Ltd.	69,050	3,682
Pan Pacific International Holdings Corp.	585,950	3,314
Nippon Sanso Holdings Corp.	61,913	2,183
Kao Corp.	40,811	1,521
KDDI Corp.	76,670	1,255
Sony Group Corp.	62,450	1,251
Nintendo Co. Ltd.	23,730	1,161
Mizuho Financial Group Inc.	21,700	933
		24,054
Netherlands (3.3%)
ASML Holding NV	2,579	3,728
Heineken NV	6,005	468
		4,196
Spain (3.1%)
Industria de Diseno Textil SA	45,107	2,700
Iberdrola SA (XMAD)	54,632	1,281
		3,981
Sweden (4.9%)
Assa Abloy AB Class B	86,178	3,317
Atlas Copco AB Class A	151,745	2,916
		6,233
Switzerland (12.1%)
Roche Holding AG	7,690	3,134
Chocoladefabriken Lindt & Spruengli AG	255	3,128
UBS Group AG (Registered)	61,797	2,735
Sika AG (Registered)	14,011	2,584
1

International Dividend Growth Fund
		Shares	Market Value• ($000)
	Novartis AG (Registered)	16,265	2,404
	Nestle SA (Registered)	14,699	1,488
			15,473
United Kingdom (19.8%)
	BAE Systems plc	117,036	3,255
	RELX plc	86,849	3,167
	Experian plc	85,603	3,132
	Unilever plc	50,712	2,970
	AstraZeneca plc	15,564	2,953
	Compass Group plc	103,231	2,917
	Prudential plc (XLON)	118,295	1,783
	Reckitt Benckiser Group plc (XLON)	27,514	1,751
	London Stock Exchange Group plc	13,453	1,745
	Shell plc (XLON)	35,250	1,603
			25,276
United States (2.6%)
	Linde plc	6,559	3,287
Total Common Stocks (Cost $110,822)			124,390
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[1]	Vanguard Market Liquidity Fund, 3.685% (Cost $2,133)	21,335	2,133
Total Investments (99.1%) (Cost $112,955)			126,523
Other Assets and Liabilities—Net (0.9%)			1,154
Net Assets (100%)			127,677
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

International Dividend Growth Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $110,822)	124,390
Affiliated Issuers (Cost $2,133)	2,133
Total Investments in Securities	126,523
Investment in Vanguard	3
Foreign Currency, at Value (Cost $147)	148
Receivables for Investment Securities Sold	561
Receivables for Accrued Income	763
Receivables for Capital Shares Issued	64
Total Assets	128,062
Liabilities
Payables for Investment Securities Purchased	11
Payables to Investment Advisor	68
Payables for Capital Shares Redeemed	285
Payables to Vanguard	21
Total Liabilities	385
Net Assets	127,677
At April 30, 2026, net assets consisted of:

Paid-in Capital	112,826
Total Distributable Earnings (Loss)	14,851
Net Assets	127,677

Net Assets
Applicable to 10,730,325 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	127,677
Net Asset Value Per Share	$11.90

See accompanying Notes, which are an integral part of the Financial Statements.
3

International Dividend Growth Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	1,488
Interest[2]	46
Securities Lending—Net	—
Total Income	1,534
Expenses
Investment Advisory Fees—Note B
Basic Fee	152
Performance Adjustment	(13)
The Vanguard Group—Note C
Management and Administrative	156
Marketing and Distribution	5
Custodian Fees	6
Shareholders’ Reports	14
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	328
Net Investment Income	1,206
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,893
Foreign Currencies	2
Realized Net Gain (Loss)	1,895
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,112
Foreign Currencies	13
Change in Unrealized Appreciation (Depreciation)	2,125
Net Increase (Decrease) in Net Assets Resulting from Operations	5,226
1	Dividends are net of foreign withholding taxes of $148.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $46, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,206	2,046
Realized Net Gain (Loss)	1,895	(1,402)
Change in Unrealized Appreciation (Depreciation)	2,125	6,085
Net Increase (Decrease) in Net Assets Resulting from Operations	5,226	6,729
Distributions
Total Distributions	(2,140)	(2,075)
Capital Share Transactions
Issued	19,907	47,261
Issued in Lieu of Cash Distributions	1,636	1,625
Redeemed	(18,471)	(45,009)
Net Increase (Decrease) from Capital Share Transactions	3,072	3,877
Total Increase (Decrease)	6,158	8,531
Net Assets
Beginning of Period	121,519	112,988
End of Period	127,677	121,519

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31, 2025	November 1, 2023[1] to October 31, 2024
Net Asset Value, Beginning of Period	$11.59	$11.06	$10.00
Investment Operations
Net Investment Income[2]	.112	.203	.206
Net Realized and Unrealized Gain (Loss) on Investments	.402	.536	.873
Total from Investment Operations	.514	.739	1.079
Distributions
Dividends from Net Investment Income	(.204)	(.161)	(.019)
Distributions from Realized Capital Gains	—	(.048)	—
Total Distributions	(.204)	(.209)	(.019)
Net Asset Value, End of Period	$11.90	$11.59	$11.06
Total Return[3]	4.48%	6.98%	10.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$128	$122	$113
Ratio of Total Expenses to Average Net Assets	0.52%[4]	0.53%[4]	0.55%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.91%	1.83%	1.89%[5]
Portfolio Turnover Rate	19%	34%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 1, 2023, to November 14, 2023, during which time all assets were held in cash. Performance measurement began November 15, 2023, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.02%), and (0.02%), respectively.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.54%.

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Dividend Growth Fund
Notes to Financial Statements
Vanguard International Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7

International Dividend Growth Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P International Developed Dividend Growers Index since January 31, 2024. For the six-months ended April 30, 2026, the investment advisory fee represented an effective annual basic rate of 0.24% of the fund’s average net assets, before a net decrease of $13,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	16,401	—	—	16,401
Common Stocks—Other	3,948	104,041	—	107,989
Temporary Cash Investments	2,133	—	—	2,133
Total	22,482	104,041	—	126,523
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	113,024
Gross Unrealized Appreciation	20,235
Gross Unrealized Depreciation	(6,736)
Net Unrealized Appreciation (Depreciation)	13,499
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $1,447,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2026, the fund purchased $24,878,000 of investment securities and sold $23,499,000 of investment securities, other than temporary cash investments.
8

International Dividend Growth Fund
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	1,668	4,251
Issued in Lieu of Cash Distributions	141	162
Redeemed	(1,561)	(4,147)
Net Increase (Decrease) in Shares Outstanding	248	266
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0212 062026
9

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Emerging Markets Government Bond Index Fund

A majority of independent trustees of the board of Vanguard Emerging Markets Government Bond Index Fund (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangement warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Global Minimum Volatility Fund

A majority of independent trustees of the board of Vanguard Global Minimum Volatility Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group (QE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. VPM is led by experienced portfolio managers and analysts, is appropriately resourced, and has depth and stability. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. QE seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Quantitative Equity Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - International Dividend Index Funds

A majority of independent trustees of the board of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund (Trustees) has approved a restructuring of the each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to each fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to each fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including each fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - International Dividend Growth Fund

A majority of independent trustees of the board of Vanguard International Dividend Growth Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the investment management services provided to the fund since its inception in 2023; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management seeks to invest in companies with a history of paying a stable or growing dividend and the ability to continue increasing their dividend over the long-term. Utilizing fundamental research, Wellington Management focuses on a company’s ability to create value and the ability and willingness to distribute that value to shareholders in a sustainable manner. Wellington Management has managed the fund since its inception in 2023.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the fund’s performance since its inception in 2023. The trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements- Selected Value Fund

A majority of independent trustees of the board of Vanguard Selected Value Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Cooke & Bieler, L.P. (C&B), and Donald Smith & Co., Inc. (Donald Smith & Co.). The trustees determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The trustees considered the following:

Pzena. Founded in 1995, Pzena is a global investment management firm that employs a deep-value investment approach. Pzena uses in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary; (2) management has a viable strategy to generate recovery; and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has managed a portion of the fund since 2014.

C&B. Founded in 1949, C&B is an independently owned investment boutique with assets across six domestic value strategies. The portfolio management team is comprised of eight analysts/portfolio managers that cover the entire market-cap spectrum and specialize in particular sectors. The team has employed the same research-driven, bottom-up, quality value approach for more than six decades, seeking to invest in high-quality companies trading at attractive valuations. While the team is highly collaborative, the analysts/portfolio managers retain individual decision-making authority across each of the portfolios and coverage for their respective sectors, resulting in a structure that contains elements of a multi-counselor approach. C&B has managed a portion of the fund since 2019.

Donald Smith & Co. Founded in 1983, Donald Smith & Co. is a deep-value-oriented firm that manages large-, mid-, and small-capitalization value portfolios. Donald Smith & Co. employs a strictly bottom-up approach, focusing on companies in the bottom decile of price-to-tangible-book value in the benchmark. The advisor uses fundamental analysis to invest in those companies that it considers to be inexpensive relative to their estimate of normalized earnings power and to have solid balance sheets and asset quality. Donald Smith & Co. has managed a portion of the fund since 2005.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance, as applicable, of Pzena’s, C&B’s, and Donald Smith & Co.’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded the performance was such that the advisory arrangements should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Pzena, C&B, or Donald Smith & Co in determining whether to approve the advisory fee, because the firms are independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD WHITEHALL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.